CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
September 30, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Communication Services:
13,665	ACTIVISION BLIZZARD, INC.	$ 309,691	1,057,534
5,602	ALPHABET, INC., CLASS A(b)	3,782,862	14,977,059
4,012	ALPHABET, INC., CLASS C(b)	1,665,454	10,693,224
2,000	ALTICE U.S.A., INC., CLASS A(b)	43,775	41,440
149,632	AT&T, INC.	3,861,232	4,041,560
400	CABLE ONE, INC.	294,734	725,252
1,629	CHARTER COMMUNICATIONS, INC., CLASS A(b)	1,069,390	1,185,195
3,718	CINEMARK HOLDINGS, INC.(b)	43,220	71,423
61,795	COMCAST CORP., CLASS A	868,395	3,456,194
5,800	DISCOVERY, INC., CLASS A(b)	173,070	147,204
2,885	DISH NETWORK CORP., CLASS A(b)	109,543	125,382
11,266	ELECTRONIC ARTS, INC.	280,102	1,602,588
34,556	FACEBOOK, INC., CLASS A(b)	3,171,006	11,727,961
3,800	FOX CORP., CLASS A	139,553	152,418
13,234	INTERPUBLIC GROUP OF (THE) COS., INC.	395,211	485,291
1,888	LIBERTY BROADBAND CORP., CLASS C(b)	230,152	326,058
3,857	LIBERTY GLOBAL PLC, CLASS A(b)(c)	29,803	114,939
3,674	LIBERTY GLOBAL PLC, CLASS C(b)(c)	29,018	108,236
2,000	LIBERTY MEDIA CORP.-LIBERTY FORMULA ONE, CLASS C(b)	54,522	102,820
2,000	LIBERTY MEDIA CORP.-LIBERTY SIRIUSXM, CLASS C(b)	88,275	94,940
1,100	LIVE NATION ENTERTAINMENT, INC.(b)	100,760	100,243
140,933	LUMEN TECHNOLOGIES, INC.	1,467,036	1,746,160
5,246	MATCH GROUP, INC.(b)	410,676	823,570
5,111	NETFLIX, INC.(b)	1,896,635	3,119,448
2,000	NEW YORK TIMES (THE) CO., CLASS A	99,635	98,540
23,683	NEWS CORP., CLASS A	572,587	557,261
700	NEXSTAR MEDIA GROUP, INC., CLASS A	44,492	106,372
17,095	OMNICOM GROUP, INC.	1,246,527	1,238,704
11,290	PINTEREST, INC., CLASS A(b)	700,792	575,225
257	ROKU, INC.(b)	45,736	80,531
1,600	SPOTIFY TECHNOLOGY S.A.(b)(c)	243,035	360,544
10,237	T-MOBILE U.S., INC.(b)	444,022	1,307,879
5,240	TRIPADVISOR, INC.(b)	148,230	177,374
10,152	TWITTER, INC.(b)	250,933	613,079
81,405	VERIZON COMMUNICATIONS, INC.	3,803,132	4,396,684
44,537	VIACOMCBS, INC., CLASS B	1,830,616	1,759,657
26,606	WALT DISNEY (THE) CO.(b)	672,652	4,500,937
13,280	ZILLOW GROUP, INC., CLASS C(b)	1,562,096	1,170,499
		32,178,600	73,969,425	9.13%
Consumer Discretionary:
2,200	2U, INC.(b)	40,782	73,854
1,500	ADVANCE AUTO PARTS, INC.	53,558	313,335
6,246	AMAZON.COM, INC.(b)	8,760,355	20,518,360
4,413	APTIV PLC(b)(c)	590,351	657,405
2,400	ARAMARK	47,393	78,864
1,100	AUTOLIV, INC.(c)	13,982	94,292
10,655	AUTONATION, INC.(b)	272,445	1,297,353
800	AUTOZONE, INC.(b)	571,776	1,358,392
34,162	BATH & BODY WORKS, INC.	1,690,656	2,153,231
33,181	BEST BUY CO., INC.	1,378,553	3,507,564
1,400	BIG LOTS, INC.	15,477	60,704
500	BOOKING HOLDINGS, INC.(b)	737,828	1,186,935
17,518	BORGWARNER, INC.	596,524	756,953
1,800	BOYD GAMING CORP.(b)	105,278	113,868
700	BRIGHT HORIZONS FAMILY SOLUTIONS, INC.(b)	102,025	97,594
828	BURLINGTON STORES, INC.(b)	133,808	234,796
3,068	CARMAX, INC.(b)	33,093	392,581
32,035	CARNIVAL CORP.(b)	695,524	801,195
950	CARTER'S, INC.	76,376	92,378
2,300	CARVANA CO.(b)	419,338	693,542
1,700	CHEGG, INC.(b)	133,182	115,634
400	CHIPOTLE MEXICAN GRILL, INC.(b)	665,320	727,008
3,168	COLUMBIA SPORTSWEAR CO.	317,357	303,621
3,928	D.R. HORTON, INC.	18,835	329,834
1,200	DARDEN RESTAURANTS, INC.	42,285	181,764
1	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
September 30, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Discretionary (Cont'd):
2,952	DECKERS OUTDOOR CORP.(b)	$ 1,232,506	1,063,310
2,833	DICK'S SPORTING GOODS, INC.	100,971	339,308
5,289	DOLLAR GENERAL CORP.	653,188	1,122,008
5,224	DOLLAR TREE, INC.(b)	52,773	500,041
3,945	DOMINO'S PIZZA, INC.	1,614,396	1,881,607
1,700	DOORDASH, INC., CLASS A(b)	325,083	350,166
3,900	DRAFTKINGS, INC., CLASS A(b)	191,723	187,824
19,479	EBAY, INC.	513,268	1,357,102
1,600	ETSY, INC.(b)	293,228	332,736
696	EXPEDIA GROUP, INC.(b)	59,671	114,074
500	FIVE BELOW, INC.(b)	93,725	88,405
959	FLOOR & DECOR HOLDINGS, INC., CLASS A(b)	27,966	115,838
13,642	FOOT LOCKER, INC.	312,798	622,894
181,588	FORD MOTOR CO.(b)	2,284,934	2,571,286
1,300	FRONTDOOR, INC.(b)	30,172	54,470
600	GAMESTOP CORP., CLASS A(b)	114,750	105,282
6,400	GAP (THE), INC.	123,295	145,280
5,273	GARMIN LTD.(c)	188,068	819,741
2,237	GENERAL MOTORS CO.(b)	55,787	117,912
15,100	GENTEX CORP.	110,161	497,998
3,450	GENUINE PARTS CO.	102,424	418,243
3,900	H&R BLOCK, INC.	99,396	97,500
15,839	HANESBRANDS, INC.	137,760	271,797
2,500	HARLEY-DAVIDSON, INC.	98,142	91,525
1,500	HASBRO, INC.	115,493	133,830
3,200	HILTON WORLDWIDE HOLDINGS, INC.(b)	317,866	422,752
17,500	HOME DEPOT (THE), INC.	3,063,568	5,744,550
30,418	INTERNATIONAL GAME TECHNOLOGY PLC(b)	167,706	800,602
6,950	KOHL'S CORP.	55,509	327,276
971	KONTOOR BRANDS, INC.	5,113	48,501
3,938	LAS VEGAS SANDS CORP.(b)	79,229	144,131
700	LEAR CORP.	108,360	109,536
16,320	LENNAR CORP., CLASS A	619,737	1,528,858
58	LENNAR CORP., CLASS B	652	4,500
35,097	LKQ CORP.(b)	1,327,453	1,766,081
6,524	LOWE'S COS., INC.	1,218,399	1,323,459
4,767	LULULEMON ATHLETICA, INC.(b)(c)	606,562	1,929,205
3,138	MARRIOTT INTERNATIONAL, INC., CLASS A(b)	77,776	464,706
294	MARRIOTT VACATIONS WORLDWIDE CORP.	4,103	46,255
10,620	MCDONALD'S CORP.	433,348	2,560,588
6,300	MGM RESORTS INTERNATIONAL	56,303	271,845
3,152	MOHAWK INDUSTRIES, INC.(b)	495,274	559,165
600	MURPHY U.S.A., INC.	4,392	100,356
4,915	NEWELL BRANDS, INC.	52,223	108,818
15,700	NIKE, INC., CLASS B	979,807	2,280,111
4,300	NORDSTROM, INC.(b)	45,233	113,735
103	NVR, INC.(b)	133,164	493,790
900	O'REILLY AUTOMOTIVE, INC.(b)	27,059	549,954
1,500	PENN NATIONAL GAMING, INC.(b)	113,412	108,690
4,707	PENSKE AUTOMOTIVE GROUP, INC.	191,281	473,524
4,800	PETCO HEALTH & WELLNESS CO., INC.(b)	94,781	101,280
900	PLANET FITNESS, INC., CLASS A(b)	45,306	70,695
800	POLARIS, INC.	96,312	95,728
370	POOL CORP.	34,226	160,732
14,100	PULTEGROUP, INC.	58,797	647,472
3,142	PVH CORP.(b)	188,666	322,966
6,500	QUANTUMSCAPE CORP.(b)	127,502	159,510
17,636	QURATE RETAIL, INC., CLASS A	45,988	179,711
1,500	RALPH LAUREN CORP.	31,320	166,560
100	RH(b)	67,999	66,691
4,543	ROSS STORES, INC.	175,795	494,506
2,670	ROYAL CARIBBEAN CRUISES LTD.(b)	73,534	237,497
3,200	SIX FLAGS ENTERTAINMENT CORP.(b)	48,149	136,000
23,500	STARBUCKS CORP.	154,545	2,592,285
58,206	TAPESTRY, INC.	2,397,249	2,154,786
19,282	TARGET CORP.	1,982,041	4,411,143
12,056	TESLA, INC.(b)	4,959,445	9,349,187
2	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
September 30, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Discretionary (Cont'd):
1,900	THOR INDUSTRIES, INC.	$ 22,316	233,244
20,188	TJX (THE) COS., INC.	86,033	1,332,004
5,566	TOLL BROTHERS, INC.	321,576	307,744
1,466	TOPBUILD CORP.(b)	11,809	300,251
500	TRACTOR SUPPLY CO.	90,114	101,305
23,166	TRAVEL + LEISURE CO.	477,832	1,263,242
700	ULTA BEAUTY, INC.(b)	244,098	252,644
4,300	UNDER ARMOUR, INC., CLASS A(b)	106,303	86,774
1,100	VEONEER, INC.(b)(c)	5,428	37,466
6,800	VF CORP.	81,950	455,532
630	VICTORIA'S SECRET & CO.(b)	4,196	34,814
807	WAYFAIR, INC., CLASS A(b)	198,674	206,197
3,000	WENDY'S (THE) CO.	43,280	65,040
6,441	WHIRLPOOL CORP.	632,036	1,313,062
8,105	WILLIAMS-SONOMA, INC.	1,240,116	1,437,260
1,400	WYNDHAM HOTELS & RESORTS, INC.	46,408	108,066
1,600	WYNN RESORTS LTD.(b)	32,322	135,600
1,900	YUM CHINA HOLDINGS, INC.(c)	102,591	110,409
3,039	YUM! BRANDS, INC.	408,989	371,700
		51,365,034	101,321,325	12.51%
Consumer Staples:
1,657	ALBERTSONS COS., INC., CLASS A	51,184	51,582
32,718	ALTRIA GROUP, INC.	1,480,219	1,489,323
10,300	ARCHER-DANIELS-MIDLAND CO.	188,618	618,103
900	BEYOND MEAT, INC.(b)	75,026	94,734
500	BOSTON BEER (THE) CO., INC., CLASS A(b)	267,930	254,875
7,290	BROWN-FORMAN CORP., CLASS B	57,343	488,503
2,400	CAMPBELL SOUP CO.	101,489	100,344
10,068	CHURCH & DWIGHT CO., INC.	241,887	831,315
1,500	CLOROX (THE) CO.	243,598	248,415
56,139	COCA-COLA (THE) CO.	844,179	2,945,613
1,380	COLGATE-PALMOLIVE CO.	44,122	104,300
5,600	CONAGRA BRANDS, INC.	151,121	189,672
1,700	CONSTELLATION BRANDS, INC., CLASS A	223,992	358,173
4,349	COSTCO WHOLESALE CORP.	295,095	1,954,223
11,800	COTY, INC., CLASS A(b)	100,364	92,748
6,123	DARLING INGREDIENTS, INC.(b)	419,759	440,244
3,951	ESTEE LAUDER (THE) COS., INC., CLASS A	980,643	1,185,023
3,709	FLOWERS FOODS, INC.	79,756	87,644
700	FRESHPET, INC.(b)	105,763	99,883
12,400	GENERAL MILLS, INC.	277,055	741,768
5,300	HERBALIFE NUTRITION LTD.(b)	36,401	224,614
1,642	HERSHEY (THE) CO.	60,568	277,909
4,800	HORMEL FOODS CORP.	43,206	196,800
1,700	INGREDION, INC.	48,104	151,317
15,819	J M SMUCKER (THE) CO.	1,707,093	1,898,755
1,400	KELLOGG CO.	89,850	89,488
9,843	KEURIG DR. PEPPER, INC.	259,653	336,237
3,950	KIMBERLY-CLARK CORP.	394,559	523,138
3,914	KRAFT HEINZ (THE) CO.	33,642	144,113
111,852	KROGER (THE) CO.	2,853,231	4,522,176
1,133	LAMB WESTON HOLDINGS, INC.	47,287	69,532
2,300	MCCORMICK & CO., INC. (NON VOTING)	97,924	186,369
1,300	MOLSON COORS BEVERAGE CO., CLASS B	37,841	60,294
7,269	MONDELEZ INTERNATIONAL, INC., CLASS A	113,688	422,910
5,164	MONSTER BEVERAGE CORP.(b)	225,908	458,718
31,070	PEPSICO, INC.	2,902,520	4,673,239
36,083	PHILIP MORRIS INTERNATIONAL, INC.	3,033,671	3,420,308
700	POST HOLDINGS, INC.(b)	43,421	77,112
34,996	PROCTER & GAMBLE (THE) CO.	1,224,695	4,892,441
19,385	REYNOLDS CONSUMER PRODUCTS, INC.	545,370	529,986
46	SEABOARD CORP.	185,888	188,600
7,700	SYSCO CORP.	117,906	604,450
38,031	TYSON FOODS, INC., CLASS A	2,388,258	3,002,167
2,700	US FOODS HOLDING CORP.(b)	45,757	93,582
16,150	WALGREENS BOOTS ALLIANCE, INC.	185,200	759,858
3	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
September 30, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Staples (Cont'd):
27,979	WALMART, INC.	$ 2,976,383	3,899,713
		25,927,167	44,080,311	5.44%
Energy:
11,201	ANTERO MIDSTREAM CORP.	99,743	116,714
7,500	APA CORP.	44,218	160,725
9,248	BAKER HUGHES CO.	143,942	228,703
78,090	CABOT OIL & GAS CORP.	1,462,711	1,699,238
2,700	CHENIERE ENERGY, INC.(b)	117,368	263,709
29,032	CHEVRON CORP.	1,322,946	2,945,296
2,700	CIMAREX ENERGY CO.	45,271	235,440
69,138	CONOCOPHILLIPS	2,521,129	4,685,482
2,000	CONTINENTAL RESOURCES, INC.	20,765	92,300
9,485	DEVON ENERGY CORP.	256,785	336,812
1,150	DT MIDSTREAM, INC.	12,534	53,176
9,794	ENBRIDGE, INC.(c)	137,797	389,801
17,234	EOG RESOURCES, INC.	1,067,806	1,383,373
34,874	EXXON MOBIL CORP.	1,623,399	2,051,289
6,700	HALLIBURTON CO.	139,466	144,854
3,200	HELMERICH & PAYNE, INC.	42,293	87,712
2,600	HESS CORP.	90,342	203,086
3,600	HOLLYFRONTIER CORP.	106,008	119,268
79,324	KINDER MORGAN, INC.	1,311,744	1,327,091
69,733	MARATHON OIL CORP.	844,085	953,250
5,688	MARATHON PETROLEUM CORP.	341,475	351,575
1,472	NOV, INC.(b)	19,701	19,298
6,894	OCCIDENTAL PETROLEUM CORP.	81,121	203,925
5,200	ONEOK, INC.	115,345	301,548
6,900	PBF ENERGY, INC., CLASS A(b)	45,787	89,493
4,700	PHILLIPS 66	311,888	329,141
2,300	PIONEER NATURAL RESOURCES CO.	224,682	382,973
15,084	SCHLUMBERGER N.V.	285,866	447,090
2,600	TARGA RESOURCES CORP.	110,451	127,946
468	TEXAS PACIFIC LAND CORP.	781,998	565,981
8,779	VALERO ENERGY CORP.	304,690	619,534
37,407	WILLIAMS (THE) COS., INC.	688,244	970,338
		14,721,600	21,886,161	2.70%
Financials:
3,900	AFLAC, INC.	188,036	203,307
500	ALLEGHANY CORP.(b)	140,685	312,205
24,455	ALLSTATE (THE) CORP.	1,929,593	3,113,366
10,604	ALLY FINANCIAL, INC.	550,083	541,334
7,533	AMERICAN EXPRESS CO.	755,196	1,262,004
2,208	AMERICAN FINANCIAL GROUP, INC.	135,743	277,833
11,925	AMERICAN INTERNATIONAL GROUP, INC.	484,774	654,563
11,153	AMERIPRISE FINANCIAL, INC.	944,040	2,945,730
15,900	ANNALY CAPITAL MANAGEMENT, INC.	100,329	133,878
2,648	AON PLC, CLASS A	434,656	756,719
1,800	APOLLO GLOBAL MANAGEMENT, INC.	101,300	110,862
15,811	ARCH CAPITAL GROUP LTD.(b)(c)	307,170	603,664
2,300	ARTHUR J. GALLAGHER & CO.	80,002	341,895
4,900	ASSURANT, INC.	218,575	772,975
1,070	ASSURED GUARANTY LTD.(c)	52,445	50,087
1,400	ATHENE HOLDING LTD., CLASS A(b)(c)	89,136	96,418
1,000	AXIS CAPITAL HOLDINGS LTD.(c)	28,371	46,040
139,472	BANK OF AMERICA CORP.	2,118,617	5,920,586
10,000	BANK OF NEW YORK MELLON (THE) CORP.	206,454	518,400
29,451	BERKSHIRE HATHAWAY, INC., CLASS B(b)	4,521,209	8,038,356
1,400	BLACKROCK, INC.	1,229,820	1,174,124
15,171	BLACKSTONE, INC.	1,441,521	1,764,994
2,000	BRIGHTHOUSE FINANCIAL, INC.(b)	48,875	90,460
1,700	BROWN & BROWN, INC.	88,516	94,265
620	CANNAE HOLDINGS, INC.(b)	2,893	19,288
8,297	CAPITAL ONE FINANCIAL CORP.	334,381	1,343,865
800	CBOE GLOBAL MARKETS, INC.	94,440	99,088
18,008	CHARLES SCHWAB (THE) CORP.	196,582	1,311,703
5,185	CHUBB LTD.(c)	608,428	899,494
10,290	CINCINNATI FINANCIAL CORP.	1,240,891	1,175,324
4	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
September 30, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont'd):
83,682	CITIGROUP, INC.	$ 4,459,603	5,872,803
7,030	CITIZENS FINANCIAL GROUP, INC.	131,016	330,269
1,965	CME GROUP, INC.	203,851	379,992
1,700	COMERICA, INC.	120,365	136,850
700	CREDIT ACCEPTANCE CORP.(b)	195,241	409,710
8,202	DISCOVER FINANCIAL SERVICES	125,376	1,007,616
600	ERIE INDEMNITY CO., CLASS A	109,356	107,052
3,368	EVEREST RE GROUP LTD.(c)	859,059	844,627
469	FAIRFAX FINANCIAL HOLDINGS LTD.(c)	86,576	189,293
2,163	FIDELITY NATIONAL FINANCIAL, INC.	29,212	98,070
10,565	FIFTH THIRD BANCORP	109,297	448,379
3,582	FIRST AMERICAN FINANCIAL CORP.	223,624	240,173
400	FIRST CITIZENS BANCSHARES, INC., CLASS A	57,523	337,268
30,500	FIRST HORIZON CORP.	193,065	496,845
600	FIRST REPUBLIC BANK	114,738	115,728
7,610	GOLDMAN SACHS GROUP (THE), INC.	814,108	2,876,808
3,000	HANOVER INSURANCE GROUP (THE), INC.	215,948	388,860
6,805	HARTFORD FINANCIAL SERVICES GROUP (THE), INC.	268,256	478,051
43,846	HUNTINGTON BANCSHARES, INC.	221,602	677,859
5,905	INTERCONTINENTAL EXCHANGE, INC.	612,683	678,012
4,100	INVESCO LTD.	98,385	98,851
15,903	JANUS HENDERSON GROUP PLC(c)	222,792	657,271
47,592	JPMORGAN CHASE & CO.	1,738,755	7,790,335
66,671	KEYCORP	1,284,231	1,441,427
1,500	KKR & CO., INC.	84,763	91,320
2,100	LINCOLN NATIONAL CORP.	132,039	144,375
5,278	LPL FINANCIAL HOLDINGS, INC.	775,362	827,379
1,069	M&T BANK CORP.	150,389	159,644
200	MARKEL CORP.(b)	67,789	239,026
400	MARKETAXESS HOLDINGS, INC.	181,647	168,276
5,684	MARSH & MCLENNAN COS., INC.	240,120	860,728
1,300	MERCURY GENERAL CORP.	38,019	72,371
5,791	METLIFE, INC.	204,731	357,478
6,600	MGIC INVESTMENT CORP.	91,778	98,736
800	MOODY'S CORP.	28,632	284,088
36,322	MORGAN STANLEY	850,640	3,534,494
200	MSCI, INC.	124,626	121,668
5,900	NASDAQ, INC.	240,309	1,138,818
2,026	OLD REPUBLIC INTERNATIONAL CORP.	50,612	46,861
2,326	ONEMAIN HOLDINGS, INC.	40,168	128,698
2,485	PACWEST BANCORP	28,898	112,620
7,114	PNC FINANCIAL SERVICES GROUP (THE), INC.	273,331	1,391,783
18,388	POPULAR, INC.	653,691	1,428,196
1,800	PRINCIPAL FINANCIAL GROUP, INC.	37,586	115,920
22,310	PROGRESSIVE (THE) CORP.	1,643,470	2,016,601
754	PROSPERITY BANCSHARES, INC.	52,749	53,632
5,900	PRUDENTIAL FINANCIAL, INC.	182,565	620,680
1,050	RAYMOND JAMES FINANCIAL, INC.	89,754	96,894
15,539	REGIONS FINANCIAL CORP.	152,694	331,136
800	RENAISSANCERE HOLDINGS LTD.(c)	81,779	111,520
3,151	ROYAL BANK OF CANADA(c)	75,539	313,462
2,600	S&P GLOBAL, INC.	999,432	1,104,714
3,648	SANTANDER CONSUMER U.S.A HOLDINGS, INC.	142,460	152,122
7,500	SEI INVESTMENTS CO.	108,537	444,750
18,352	SLM CORP.	93,485	322,995
3,314	STATE STREET CORP.	265,723	280,762
4,400	STERLING BANCORP	98,455	109,824
200	SVB FINANCIAL GROUP(b)	111,528	129,376
63,527	SYNCHRONY FINANCIAL	1,773,242	3,105,200
3,657	SYNOVUS FINANCIAL CORP.	49,372	160,506
8,137	T. ROWE PRICE GROUP, INC.	959,037	1,600,548
19,700	TRAVELERS (THE) COS., INC.	2,031,574	2,994,597
13,994	TRUIST FINANCIAL CORP.	299,281	820,748
16,200	TWO HARBORS INVESTMENT CORP.	70,556	102,708
4,000	UNUM GROUP	102,012	100,240
700	UPSTART HOLDINGS, INC.(b)	93,226	221,508
17,585	US BANCORP	318,503	1,045,252
5	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
September 30, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont'd):
13,800	UWM HOLDINGS CORP.	$ 100,262	95,910
41,567	VIRTU FINANCIAL, INC., CLASS A	982,453	1,015,482
7,855	W R BERKLEY CORP.	230,563	574,829
1,800	WASHINGTON FEDERAL, INC.	23,535	61,758
48,027	WELLS FARGO & CO.	621,563	2,228,933
3,668	WESTERN ALLIANCE BANCORP	163,779	399,152
417	WHITE MOUNTAINS INSURANCE GROUP LTD.	465,601	446,027
900	WILLIS TOWERS WATSON PLC(c)	210,114	209,214
2,600	ZIONS BANCORP N.A.	49,361	160,914
		48,104,757	93,529,449	11.54%
Health Care:
600	10X GENOMICS, INC., CLASS A(b)	95,124	87,348
20,534	ABBOTT LABORATORIES	1,151,706	2,425,681
24,641	ABBVIE, INC.	1,243,487	2,658,025
600	ABIOMED, INC.(b)	142,305	195,312
500	ACCELERON PHARMA, INC.(b)	48,935	86,050
1,800	ADAPTIVE BIOTECHNOLOGIES CORP.(b)	45,536	61,182
2,257	AGILENT TECHNOLOGIES, INC.	178,455	355,545
1,200	AGIOS PHARMACEUTICALS, INC.(b)	44,843	55,380
2,278	ALIGN TECHNOLOGY, INC.(b)	716,205	1,515,850
1,200	ALNYLAM PHARMACEUTICALS, INC.(b)	181,534	226,572
7,200	AMERISOURCEBERGEN CORP.	115,968	860,040
16,073	AMGEN, INC.	3,412,111	3,417,923
6,046	ANTHEM, INC.	702,079	2,253,949
5,327	ASTRAZENECA PLC ADR(c)(d)	290,152	319,940
193	AVANOS MEDICAL, INC.(b)	3,014	6,022
3,900	AVANTOR, INC.(b)	48,877	159,510
14,390	BAXTER INTERNATIONAL, INC.	873,922	1,157,388
4,485	BECTON DICKINSON AND CO.	657,677	1,102,503
11,229	BIOGEN, INC.(b)	3,218,405	3,177,695
2,100	BIOMARIN PHARMACEUTICAL, INC.(b)	167,416	162,309
597	BIO-RAD LABORATORIES, INC., CLASS A(b)	278,977	445,332
2,183	BIO-TECHNE CORP.	881,435	1,057,816
32,800	BOSTON SCIENTIFIC CORP.(b)	182,160	1,423,192
53,326	BRISTOL-MYERS SQUIBB CO.	2,503,135	3,155,299
2,145	BRUKER CORP.	43,219	167,525
1,000	CARDINAL HEALTH, INC.	26,001	49,460
1,800	CATALENT, INC.(b)	103,746	239,526
9,672	CENTENE CORP.(b)	552,403	602,662
3,600	CERNER CORP.	40,603	253,872
241	CHARLES RIVER LABORATORIES INTERNATIONAL, INC.(b)	31,337	99,453
5,178	CIGNA CORP.	691,288	1,036,428
200	COOPER (THE) COS., INC.	50,902	82,662
23,230	CVS HEALTH CORP.	1,312,838	1,971,298
9,229	DANAHER CORP.	272,153	2,809,677
5,332	DENTSPLY SIRONA, INC.	141,306	309,523
1,500	DEXCOM, INC.(b)	87,311	820,290
11,778	EDWARDS LIFESCIENCES CORP.(b)	161,745	1,333,387
3,800	ELANCO ANIMAL HEALTH, INC.(b)	74,580	121,182
12,924	ELI LILLY & CO.	1,231,113	2,986,090
5,000	EXELIXIS, INC.(b)	102,530	105,700
17,143	GILEAD SCIENCES, INC.	144,642	1,197,439
900	GUARDANT HEALTH, INC.(b)	103,860	112,509
13,273	HCA HEALTHCARE, INC.	2,102,045	3,221,623
3,800	HENRY SCHEIN, INC.(b)	67,547	289,408
38,559	HOLOGIC, INC.(b)	2,429,730	2,846,040
9,325	HORIZON THERAPEUTICS PLC(b)	411,966	1,021,461
1,948	HUMANA, INC.	718,193	758,064
6,784	IDEXX LABORATORIES, INC.(b)	2,082,530	4,218,970
2,300	ILLUMINA, INC.(b)	98,233	932,903
1,857	INCYTE CORP.(b)	118,101	127,724
700	INSULET CORP.(b)	196,922	198,961
1,862	INTUITIVE SURGICAL, INC.(b)	963,499	1,851,107
2,400	IONIS PHARMACEUTICALS, INC.(b)	88,553	80,496
4,100	IOVANCE BIOTHERAPEUTICS, INC.(b)	98,138	101,106
5,634	IQVIA HOLDINGS, INC.(b)	560,732	1,349,568
29,583	JOHNSON & JOHNSON	2,418,515	4,777,654
6	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
September 30, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Health Care (Cont'd):
3,046	LABORATORY CORP. OF AMERICA HOLDINGS(b)	$ 664,816	857,266
500	MASIMO CORP.(b)	110,177	135,355
6,061	MCKESSON CORP.	254,847	1,208,442
11,300	MEDTRONIC PLC(c)	1,170,394	1,416,455
39,478	MERCK & CO., INC.	1,057,231	2,965,193
1,317	METTLER-TOLEDO INTERNATIONAL, INC.(b)	123,051	1,813,983
500	MIRATI THERAPEUTICS, INC.(b)	86,115	88,455
4,449	MODERNA, INC.(b)	780,283	1,712,242
5,255	MOLINA HEALTHCARE, INC.(b)	1,021,212	1,425,734
800	NATERA, INC.(b)	95,720	89,152
1,000	NEUROCRINE BIOSCIENCES, INC.(b)	91,858	95,910
900	NOVAVAX, INC.(b)	162,900	186,579
700	NOVOCURE LTD.(b)(c)	91,707	81,319
10,177	ORGANON & CO.	235,276	333,704
400	PENUMBRA, INC.(b)	63,679	106,600
2,742	PERKINELMER, INC.	462,432	475,161
2,100	PERRIGO CO. PLC(c)	92,494	99,393
75,767	PFIZER, INC.	1,827,563	3,258,739
2,600	PPD, INC.(b)	45,518	121,654
2,000	QIAGEN N.V.(b)(c)	83,380	103,360
16,155	QUEST DIAGNOSTICS, INC.	2,491,565	2,347,483
700	QUIDEL CORP.(b)	76,390	98,805
1,093	REGENERON PHARMACEUTICALS, INC.(b)	551,163	661,462
400	REPLIGEN CORP.(b)	46,604	115,596
4,791	RESMED, INC.	129,046	1,262,668
2,700	ROYALTY PHARMA PLC, CLASS A	100,269	97,578
2,200	SAGE THERAPEUTICS, INC.(b)	101,656	97,482
1,400	SAREPTA THERAPEUTICS, INC.(b)	109,968	129,472
1,500	SEAGEN, INC.(b)	246,332	254,700
400	STERIS PLC	80,548	81,712
3,700	STRYKER CORP.	924,061	975,764
1,000	TANDEM DIABETES CARE, INC.(b)	110,252	119,380
1,800	TELEFLEX, INC.	195,858	677,790
4,526	THERMO FISHER SCIENTIFIC, INC.	1,432,927	2,585,840
6,118	UNITED THERAPEUTICS CORP.(b)	616,285	1,129,260
17,491	UNITEDHEALTH GROUP, INC.	3,169,489	6,834,433
2,036	UNIVERSAL HEALTH SERVICES, INC., CLASS B	38,822	281,721
1,880	VAREX IMAGING CORP.(b)	19,829	53,016
1,800	VEEVA SYSTEMS, INC., CLASS A(b)	318,742	518,706
3,000	VERTEX PHARMACEUTICALS, INC.(b)	427,535	544,170
8,443	VIATRIS, INC.	66,317	114,403
7,995	WATERS CORP.(b)	1,474,404	2,856,613
2,248	WEST PHARMACEUTICAL SERVICES, INC.	628,825	954,366
4,304	ZIMMER BIOMET HOLDINGS, INC.	233,961	629,933
5,047	ZOETIS, INC.	802,332	979,825
		57,623,572	103,416,505	12.76%
Industrials:
11,273	3M CO.	1,233,111	1,977,510
923	ACCO BRANDS CORP.	3,138	7,930
3,338	ACUITY BRANDS, INC.	362,545	578,709
11,607	ADT, INC.	45,143	93,901
5,973	AGCO CORP.	421,122	731,872
8,255	AIR LEASE CORP.	223,546	324,752
1,900	ALASKA AIR GROUP, INC.(b)	103,279	111,340
1,533	ALLEGION PLC(c)	40,913	202,632
5,175	AMETEK, INC.	73,221	641,752
900	AXON ENTERPRISE, INC.(b)	173,484	157,518
6,387	BOEING (THE) CO.(b)	881,550	1,404,757
10,293	BOOZ ALLEN HAMILTON HOLDING CORP.	361,885	816,750
2,400	BUILDERS FIRSTSOURCE, INC.(b)	113,609	124,176
1,200	BWX TECHNOLOGIES, INC.	54,215	64,632
7,660	C.H. ROBINSON WORLDWIDE, INC.	777,004	666,420
1,436	CACI INTERNATIONAL, INC., CLASS A(b)	305,354	376,376
2,996	CARLISLE COS., INC.	114,358	595,575
10,640	CARRIER GLOBAL CORP.	57,007	550,726
10,504	CATERPILLAR, INC.	272,491	2,016,453
4,200	CINTAS CORP.	616,293	1,598,772
7	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
September 30, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont'd):
5,100	CLARIVATE PLC(b)(c)	$ 120,084	111,690
3,100	COPART, INC.(b)	271,982	430,032
4,020	COSTAR GROUP, INC.(b)	354,984	345,961
3,948	CRANE CO.	66,572	374,310
37,872	CSX CORP.	901,045	1,126,313
11,753	CUMMINS, INC.	2,001,343	2,639,254
5,993	DEERE & CO.	168,293	2,008,075
11,700	DELTA AIR LINES, INC.(b)	192,871	498,537
1,525	DOVER CORP.	32,899	237,137
5,900	DUN & BRADSTREET HOLDINGS, INC.(b)	99,096	99,179
24,644	EATON CORP. PLC	1,421,394	3,679,596
1,100	EMERSON ELECTRIC CO.	106,666	103,620
1,200	EQUIFAX, INC.	292,207	304,104
4,573	EXPEDITORS INTERNATIONAL OF WASHINGTON, INC.	453,426	544,781
2,700	FASTENAL CO.	145,263	139,347
2,921	FEDEX CORP.	325,276	640,546
3,325	FORTIVE CORP.	36,012	234,645
4,300	FORTUNE BRANDS HOME & SECURITY, INC.	33,889	384,506
1,400	GATX CORP.	24,276	125,384
3,050	GENERAC HOLDINGS, INC.(b)	840,897	1,246,443
1,837	GENERAL DYNAMICS CORP.	313,833	360,107
10,843	GENERAL ELECTRIC CO.	827,680	1,117,154
20,900	GRAFTECH INTERNATIONAL LTD.	154,560	215,688
1,200	GXO LOGISTICS, INC.(b)	83,487	94,128
875	HEICO CORP.	61,334	115,386
2,156	HEICO CORP., CLASS A	109,365	255,335
360	HERC HOLDINGS, INC.(b)	5,808	58,846
11,935	HONEYWELL INTERNATIONAL, INC.	896,739	2,533,562
25,039	HOWMET AEROSPACE, INC.	299,194	781,217
1,200	HUBBELL, INC.	43,310	216,804
2,262	HUNTINGTON INGALLS INDUSTRIES, INC.	317,705	436,702
1,500	IAA, INC.(b)	45,883	81,855
2,271	IDEX CORP.	140,770	469,983
5,433	IHS MARKIT LTD.(c)	574,846	633,596
4,824	ILLINOIS TOOL WORKS, INC.	155,812	996,783
2,382	INGERSOLL RAND, INC.(b)	18,866	120,077
1,468	JACOBS ENGINEERING GROUP, INC.	29,713	194,554
2,100	JB HUNT TRANSPORT SERVICES, INC.	40,530	351,162
14,987	JOHNSON CONTROLS INTERNATIONAL PLC	412,675	1,020,315
300	KANSAS CITY SOUTHERN	81,510	81,192
1,800	KIRBY CORP.(b)	101,589	86,328
3,118	KNIGHT-SWIFT TRANSPORTATION HOLDINGS, INC.	134,794	159,486
16,405	L3HARRIS TECHNOLOGIES, INC.	2,719,922	3,613,037
600	LANDSTAR SYSTEM, INC.	95,293	94,692
2,047	LEIDOS HOLDINGS, INC.	138,598	196,778
600	LENNOX INTERNATIONAL, INC.	17,874	176,502
1,400	LINCOLN ELECTRIC HOLDINGS, INC.	28,970	180,306
2,137	LOCKHEED MARTIN CORP.	616,519	737,479
3,300	LYFT, INC., CLASS A(b)	127,947	176,847
1,200	MANITOWOC (THE) CO., INC.(b)	10,053	25,704
2,475	MANPOWERGROUP, INC.	81,958	267,993
40,193	MASCO CORP.	1,633,595	2,232,721
2,100	MERCURY SYSTEMS, INC.(b)	97,708	99,582
3,039	MSC INDUSTRIAL DIRECT CO., INC., CLASS A	189,928	243,697
577	NORDSON CORP.	57,299	137,413
760	NORFOLK SOUTHERN CORP.	14,546	181,830
8,418	NORTHROP GRUMMAN CORP.	1,879,921	3,031,743
2,519	NVENT ELECTRIC PLC(c)	24,113	81,439
3,900	OLD DOMINION FREIGHT LINE, INC.	666,125	1,115,322
6,676	OSHKOSH CORP.	239,683	683,422
5,320	OTIS WORLDWIDE CORP.	90,693	437,730
3,465	OWENS CORNING	249,108	296,257
1,056	PACCAR, INC.	46,858	83,340
4,628	PARKER-HANNIFIN CORP.	350,966	1,294,081
10,935	PENTAIR PLC(c)	662,192	794,209
5,800	PLUG POWER, INC.(b)	149,245	148,132
21,936	QUANTA SERVICES, INC.	1,639,893	2,496,756
8	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
September 30, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont'd):
20,241	RAYTHEON TECHNOLOGIES CORP.	$ 856,832	1,739,916
12,257	REPUBLIC SERVICES, INC.	732,074	1,471,575
1,000	ROBERT HALF INTERNATIONAL, INC.	87,950	100,330
300	ROCKWELL AUTOMATION, INC.	91,248	88,212
9,420	ROLLINS, INC.	221,629	332,809
1,615	ROPER TECHNOLOGIES, INC.	526,489	720,500
3,802	RYDER SYSTEM, INC.	283,586	314,463
3,300	SHOALS TECHNOLOGIES GROUP, INC., CLASS A(b)	102,387	92,004
8,154	SNAP-ON, INC.	1,736,143	1,703,778
7,700	SOUTHWEST AIRLINES CO.(b)	73,914	396,011
2,300	SPIRIT AEROSYSTEMS HOLDINGS, INC., CLASS A	58,342	101,637
2,557	STANLEY BLACK & DECKER, INC.	72,048	448,268
600	STERICYCLE, INC.(b)	18,858	40,782
200	TELEDYNE TECHNOLOGIES, INC.(b)	86,702	85,916
2,400	TEXTRON, INC.	164,208	167,544
11,246	TIMKEN (THE) CO.	499,847	735,713
1,596	TORO (THE) CO.	76,510	155,466
14,507	TRANE TECHNOLOGIES PLC(c)	1,235,170	2,504,634
500	TRANSDIGM GROUP, INC.(b)	250,357	312,285
800	TRANSUNION	84,920	89,848
2,500	TUSIMPLE HOLDINGS, INC., CLASS A(b)	94,118	92,825
19,000	UBER TECHNOLOGIES, INC.(b)	671,809	851,200
5,802	UNION PACIFIC CORP.	351,907	1,137,250
2,028	UNITED AIRLINES HOLDINGS, INC.(b)	43,790	96,472
11,327	UNITED PARCEL SERVICE, INC., CLASS B	1,599,061	2,062,647
6,227	UNITED RENTALS, INC.(b)	625,502	2,185,241
1,494	VERISK ANALYTICS, INC.	255,892	299,203
33	VERITIV CORP.(b)	510	2,955
700	W.W. GRAINGER, INC.	30,601	275,142
975	WASTE CONNECTIONS, INC.	42,575	122,782
17,554	WASTE MANAGEMENT, INC.	879,219	2,621,865
1,200	WESTINGHOUSE AIR BRAKE TECHNOLOGIES CORP.	21,945	103,452
1,100	XPO LOGISTICS, INC.(b)	93,790	87,538
1,600	XYLEM, INC.	30,618	197,888
		42,801,304	79,261,436	9.78%
Information Technology:
7,472	ACCENTURE PLC, CLASS A(c)	1,020,441	2,390,442
7,922	ADOBE, INC.(b)	1,359,939	4,560,854
14,400	ADVANCED MICRO DEVICES, INC.(b)	371,677	1,481,760
12,626	AKAMAI TECHNOLOGIES, INC.(b)	715,662	1,320,553
1,100	ALLIANCE DATA SYSTEMS CORP.	47,178	110,979
1,500	ALTERYX, INC., CLASS A(b)	108,567	109,650
4,065	AMDOCS LTD.	200,086	307,761
2,600	AMPHENOL CORP., CLASS A	188,159	190,398
6,400	ANALOG DEVICES, INC.	437,173	1,071,872
1,600	ANAPLAN, INC.(b)	59,144	97,424
1,200	ANSYS, INC.(b)	30,630	408,540
263,987	APPLE, INC.	7,159,781	37,354,160
11,372	APPLIED MATERIALS, INC.	901,290	1,463,918
300	ARISTA NETWORKS, INC.(b)	106,419	103,092
7,925	ARROW ELECTRONICS, INC.(b)	483,101	889,898
1,800	ATLASSIAN CORP. PLC, CLASS A(b)(c)	206,508	704,556
3,086	AUTODESK, INC.(b)	310,680	880,035
6,766	AUTOMATIC DATA PROCESSING, INC.	361,211	1,352,659
600	AVALARA, INC.(b)	101,784	104,862
1,400	BIGCOMMERCE HOLDINGS, INC., CLASS 1(b)	73,444	70,896
1,000	BILL.COM HOLDINGS, INC.(b)	180,011	266,950
20,661	BLACK KNIGHT, INC.(b)	1,461,752	1,487,592
5,091	BROADCOM, INC.	1,226,524	2,468,779
3,413	BROADRIDGE FINANCIAL SOLUTIONS, INC.	106,898	568,742
2,000	C3.AI, INC., CLASS A(b)	98,835	92,680
13,500	CADENCE DESIGN SYSTEMS, INC.(b)	415,110	2,044,440
1,522	CDK GLOBAL, INC.	19,712	64,761
7,000	CDW CORP.	292,424	1,274,140
8,331	CERENCE, INC.(b)	197,675	800,692
1,000	CERIDIAN HCM HOLDING, INC.(b)	98,750	112,620
67,140	CISCO SYSTEMS, INC.	1,392,044	3,654,430
9	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
September 30, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont'd):
8,507	CITRIX SYSTEMS, INC.	$ 885,810	913,397
2,900	CLOUDFLARE, INC., CLASS A(b)	163,551	326,685
1,200	COGNEX CORP.	60,629	96,264
5,900	COGNIZANT TECHNOLOGY SOLUTIONS CORP., CLASS A	254,907	437,839
5,430	CONCENTRIX CORP.(b)	390,758	961,110
15,600	CORNING, INC.	85,176	569,244
868	COUPA SOFTWARE, INC.(b)	155,879	190,248
1,400	CREE, INC.(b)	121,434	113,022
2,000	CROWDSTRIKE HOLDINGS, INC., CLASS A(b)	324,507	491,560
2,600	DATADOG, INC., CLASS A(b)	245,424	367,510
43,990	DELL TECHNOLOGIES, INC., CLASS C(b)	3,187,604	4,576,720
2,800	DOCUSIGN, INC.(b)	393,007	720,804
2,000	DOLBY LABORATORIES, INC., CLASS A	43,420	176,000
2,300	DROPBOX, INC., CLASS A(b)	42,360	67,206
3,100	DXC TECHNOLOGY CO.(b)	122,782	104,191
1,500	DYNATRACE, INC.(b)	97,468	106,455
1,640	ECHOSTAR CORP., CLASS A(b)	21,050	41,836
700	ELASTIC N.V.(b)	96,075	104,293
2,900	ENPHASE ENERGY, INC.(b)	433,158	434,913
2,542	EPAM SYSTEMS, INC.(b)	1,031,607	1,450,160
500	EURONET WORLDWIDE, INC.(b)	56,700	63,640
700	EVERBRIDGE, INC.(b)	100,912	105,728
1,300	F5 NETWORKS, INC.(b)	30,063	258,414
300	FAIR ISAAC CORP.(b)	80,682	119,379
12,959	FIDELITY NATIONAL INFORMATION SERVICES, INC.	538,426	1,576,851
3,900	FIREEYE, INC.(b)	44,602	69,420
1,100	FIRST SOLAR, INC.(b)	100,792	105,006
9,884	FISERV, INC.(b)	183,710	1,072,414
600	FIVE9, INC.(b)	64,638	95,844
400	FLEETCOR TECHNOLOGIES, INC.(b)	87,906	104,508
12,590	FORTINET, INC.(b)	1,590,284	3,676,784
15,015	GARTNER, INC.(b)	3,969,475	4,562,758
3,673	GLOBAL PAYMENTS, INC.	261,001	578,791
1,300	GODADDY, INC., CLASS A(b)	76,728	90,610
800	GUIDEWIRE SOFTWARE, INC.(b)	84,696	95,096
18,800	HEWLETT PACKARD ENTERPRISE CO.	102,062	267,900
161,651	HP, INC.	4,427,148	4,422,771
500	HUBSPOT, INC.(b)	284,134	338,045
84,219	INTEL CORP.	3,787,591	4,487,188
23,445	INTERNATIONAL BUSINESS MACHINES CORP.	2,711,591	3,257,214
3,500	INTUIT, INC.	75,843	1,888,285
800	IPG PHOTONICS CORP.(b)	130,426	126,720
13,175	JABIL, INC.	259,881	769,025
1,424	JACK HENRY & ASSOCIATES, INC.	226,588	233,621
3,300	JUNIPER NETWORKS, INC.	91,234	90,816
600	KEYSIGHT TECHNOLOGIES, INC.(b)	62,572	98,574
2,315	KLA CORP.	818,647	774,391
5,925	LAM RESEARCH CORP.	747,412	3,372,214
9,557	MARVELL TECHNOLOGY, INC.	334,492	576,383
13,178	MASTERCARD, INC., CLASS A	3,561,295	4,581,727
1,900	MEDALLIA, INC.(b)	44,418	64,353
4,200	MICROCHIP TECHNOLOGY, INC.	38,962	644,658
32,360	MICRON TECHNOLOGY, INC.	603,416	2,296,913
127,856	MICROSOFT CORP.	9,539,819	36,045,164
500	MKS INSTRUMENTS, INC.	32,310	75,455
600	MONGODB, INC.(b)	197,848	282,906
10,161	MOTOROLA SOLUTIONS, INC.	2,361,778	2,360,604
2,300	NATIONAL INSTRUMENTS CORP.	95,352	90,229
1,200	NCINO, INC.(b)	84,357	85,236
1,100	NETAPP, INC.	87,384	98,736
900	NEW RELIC, INC.(b)	42,264	64,593
22,781	NORTONLIFELOCK, INC.	207,695	576,359
1,600	NUANCE COMMUNICATIONS, INC.(b)	87,341	88,064
2,500	NUTANIX, INC., CLASS A(b)	86,793	94,250
41,664	NVIDIA CORP.	2,866,450	8,631,114
3,900	NXP SEMICONDUCTORS N.V.(c)	334,137	763,893
3,297	OKTA, INC.(b)	513,168	782,510
10	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
September 30, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont'd):
14,991	ON SEMICONDUCTOR CORP.(b)	$ 573,324	686,138
112,641	ORACLE CORP.	6,800,661	9,814,410
25,473	PALANTIR TECHNOLOGIES, INC., CLASS A(b)	707,651	612,371
4,328	PALO ALTO NETWORKS, INC.(b)	704,819	2,073,112
6,791	PAYCHEX, INC.	728,038	763,648
1,553	PAYCOM SOFTWARE, INC.(b)	217,948	769,900
13,561	PAYPAL HOLDINGS, INC.(b)	1,977,310	3,528,708
6,152	PTC, INC.(b)	621,090	736,948
4,500	PURE STORAGE, INC., CLASS A(b)	85,978	113,220
4,879	QORVO, INC.(b)	606,416	815,720
21,513	QUALCOMM, INC.	2,261,378	2,774,747
1,500	RINGCENTRAL, INC., CLASS A(b)	152,618	326,250
8,800	SABRE CORP.(b)	101,777	104,192
10,890	SALESFORCE.COM, INC.(b)	767,817	2,953,586
37,005	SEAGATE TECHNOLOGY HOLDINGS PLC	1,243,545	3,053,653
2,200	SERVICENOW, INC.(b)	332,661	1,368,994
1,100	SHIFT4 PAYMENTS, INC., CLASS A(b)	95,887	85,272
3,837	SKYWORKS SOLUTIONS, INC.	441,837	632,261
1,300	SMARTSHEET, INC., CLASS A(b)	67,787	89,466
2,300	SNOWFLAKE, INC., CLASS A(b)	634,014	695,589
1,800	SPLUNK, INC.(b)	215,937	260,478
5,100	SQUARE, INC., CLASS A(b)	604,730	1,223,184
1,938	SS&C TECHNOLOGIES HOLDINGS, INC.	86,602	134,497
4,757	SYNNEX CORP.	144,301	495,204
6,082	SYNOPSYS, INC.(b)	540,689	1,821,012
1,900	TERADATA CORP.(b)	96,231	108,965
4,600	TERADYNE, INC.	82,730	502,182
27,872	TEXAS INSTRUMENTS, INC.	942,644	5,357,277
5,620	TRADE DESK (THE), INC., CLASS A(b)	448,723	395,086
19,538	TRIMBLE, INC.(b)	996,229	1,607,000
1,114	TWILIO, INC., CLASS A(b)	251,720	355,422
2,100	UBIQUITI, INC.	357,603	627,207
1,700	UNITY SOFTWARE, INC.(b)	185,159	214,625
500	UNIVERSAL DISPLAY CORP.	96,230	85,480
600	VERISIGN, INC.(b)	110,258	123,006
21,748	VISA, INC., CLASS A	2,658,931	4,844,367
7,800	VISHAY INTERTECHNOLOGY, INC.	48,931	156,702
3,772	VMWARE, INC., CLASS A(b)	190,784	560,896
5,845	WESTERN DIGITAL CORP.(b)	90,457	329,892
2,000	WORKDAY, INC., CLASS A(b)	363,111	499,780
24,464	XEROX HOLDINGS CORP.	374,155	493,439
7,695	XILINX, INC.	186,834	1,161,868
5,648	ZEBRA TECHNOLOGIES CORP., CLASS A(b)	1,532,276	2,911,092
1,300	ZENDESK, INC.(b)	79,216	151,307
2,300	ZOOM VIDEO COMMUNICATIONS, INC., CLASS A(b)	581,479	601,450
800	ZSCALER, INC.(b)	161,030	209,776
		100,553,784	228,194,125	28.16%
Materials:
1,475	AIR PRODUCTS AND CHEMICALS, INC.	150,489	377,762
1,300	ALBEMARLE CORP.	29,152	284,661
18,070	AMCOR PLC(c)	111,228	209,431
900	APTARGROUP, INC.	108,918	107,415
700	ASHLAND GLOBAL HOLDINGS, INC.	12,006	62,384
3,165	AVERY DENNISON CORP.	207,899	655,820
3,600	BALL CORP.	296,693	323,892
1,532	CABOT CORP.	54,496	76,784
16,337	CELANESE CORP.	1,176,262	2,461,006
2,605	CHEMOURS (THE) CO.	28,384	75,701
6,162	CORTEVA, INC.	77,857	259,297
2,800	CROWN HOLDINGS, INC.	166,561	282,184
7,262	DOW, INC.	147,036	418,001
7,262	DUPONT DE NEMOURS, INC.	212,802	493,743
18,881	EASTMAN CHEMICAL CO.	1,312,441	1,902,072
3,291	ECOLAB, INC.	136,685	686,568
1,600	FMC CORP.	151,197	146,496
31,746	FREEPORT-MCMORAN, INC.	688,613	1,032,697
4,622	GRAPHIC PACKAGING HOLDING CO.	91,878	88,003
11	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
September 30, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Materials (Cont'd):
15,846	HUNTSMAN CORP.	$ 249,978	468,883
738	INTERNATIONAL FLAVORS & FRAGRANCES, INC.	77,529	98,685
43,897	INTERNATIONAL PAPER CO.	1,611,914	2,454,720
5,779	LINDE PLC(c)	1,098,677	1,695,443
9,574	LYONDELLBASELL INDUSTRIES N.V., CLASS A	429,495	898,520
700	MARTIN MARIETTA MATERIALS, INC.	27,965	239,176
846	NEWMARKET CORP.	281,045	286,599
7,400	NEWMONT CORP.	136,530	401,820
8,848	NUCOR CORP.	412,822	871,439
1,488	PACKAGING CORP. OF AMERICA	137,473	204,511
5,172	PPG INDUSTRIES, INC.	123,888	739,648
8,237	RELIANCE STEEL & ALUMINUM CO.	663,588	1,173,114
600	ROYAL GOLD, INC.	22,314	57,294
2,400	RPM INTERNATIONAL, INC.	24,657	186,360
500	SCOTTS MIRACLE-GRO (THE) CO.	37,765	73,180
1,400	SEALED AIR CORP.	24,528	76,706
400	SHERWIN-WILLIAMS (THE) CO.	111,978	111,892
2,509	SILGAN HOLDINGS, INC.	89,461	96,245
5,689	SONOCO PRODUCTS CO.	205,676	338,951
3,034	SOUTHERN COPPER CORP.(c)	36,068	170,329
12,541	STEEL DYNAMICS, INC.	222,294	733,398
1,910	UNITED STATES STEEL CORP.	49,437	41,963
4,392	VALVOLINE, INC.	24,184	136,943
2,100	VULCAN MATERIALS CO.	63,441	355,236
2,242	WESTROCK CO.	24,357	111,719
		11,347,661	21,966,691	2.71%
Real Estate:
2,129	ALEXANDRIA REAL ESTATE EQUITIES, INC.	110,363	406,788
3,152	AMERICAN HOMES 4 RENT, CLASS A	102,424	120,154
4,980	AMERICAN TOWER CORP.	684,176	1,321,742
3,708	APARTMENT INCOME REIT CORP.	76,458	180,988
1,134	AVALONBAY COMMUNITIES, INC.	112,326	251,340
10,278	BOSTON PROPERTIES, INC.	828,610	1,113,621
46,503	BRIXMOR PROPERTY GROUP, INC.	409,622	1,028,181
2,153	CAMDEN PROPERTY TRUST	123,455	317,503
3,900	CBRE GROUP, INC., CLASS A(b)	358,235	379,704
500	CORESITE REALTY CORP.	43,021	69,270
5,100	CROWN CASTLE INTERNATIONAL CORP.	256,755	883,932
2,027	CUBESMART	52,679	98,208
1,242	CYRUSONE, INC.	71,196	96,143
3,357	DIGITAL REALTY TRUST, INC.	386,206	484,919
24,200	DIGITALBRIDGE GROUP, INC.(b)	47,800	145,926
5,200	DOUGLAS EMMETT, INC.	42,689	164,372
3,200	DUKE REALTY CORP.	101,873	153,184
315	EPR PROPERTIES	6,839	15,555
1,152	EQUINIX, INC.	296,857	910,230
1,600	EQUITY LIFESTYLE PROPERTIES, INC.	26,661	124,960
5,416	EQUITY RESIDENTIAL	174,162	438,263
4,777	ESSEX PROPERTY TRUST, INC.	1,054,951	1,527,398
600	EXTRA SPACE STORAGE, INC.	98,202	100,794
900	FEDERAL REALTY INVESTMENT TRUST	47,642	106,191
1,046	FOUR CORNERS PROPERTY TRUST, INC.	8,347	28,096
2,070	GAMING AND LEISURE PROPERTIES, INC.	56,601	95,882
7,000	HEALTHPEAK PROPERTIES, INC.	70,562	234,360
10,022	HOST HOTELS & RESORTS, INC.(b)	68,301	163,659
678	HOWARD HUGHES (THE) CORP.(b)	20,502	59,535
6,000	INVITATION HOMES, INC.	224,375	229,980
2,000	IRON MOUNTAIN, INC.	90,735	86,900
700	JBG SMITH PROPERTIES	17,888	20,727
700	JONES LANG LASALLE, INC.(b)	39,951	173,663
9,321	KIMCO REALTY CORP.	109,980	193,405
4,678	LAMAR ADVERTISING CO., CLASS A	75,755	530,719
1,800	MID-AMERICA APARTMENT COMMUNITIES, INC.	132,698	336,150
7,400	OPENDOOR TECHNOLOGIES, INC.(b)	150,094	151,922
3,700	OUTFRONT MEDIA, INC.	47,754	93,240
5,400	PARK HOTELS & RESORTS, INC.(b)	100,634	103,356
10,911	PROLOGIS, INC.	280,831	1,368,567
12	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
September 30, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Real Estate (Cont'd):
5,493	PUBLIC STORAGE	$ 1,443,286	1,631,970
6,972	RAYONIER, INC.	74,591	248,761
4,000	REALTY INCOME CORP.	146,533	259,440
20,965	REGENCY CENTERS CORP.	1,229,351	1,411,573
1,780	REXFORD INDUSTRIAL REALTY, INC.	87,624	101,015
2,100	SBA COMMUNICATIONS CORP.	214,169	694,197
9,677	SIMON PROPERTY GROUP, INC.	1,146,566	1,257,720
1,400	SL GREEN REALTY CORP.	101,372	99,176
1,133	SUN COMMUNITIES, INC.	87,255	209,718
4,100	UDR, INC.	63,318	217,218
13,505	VENTAS, INC.	737,808	745,611
2,020	VEREIT, INC.	48,318	91,365
49,752	VICI PROPERTIES, INC.	1,491,053	1,413,454
4,500	WELLTOWER, INC.	351,703	370,800
61,104	WEYERHAEUSER CO.	1,979,698	2,173,469
1,800	WP CAREY, INC.	137,642	131,472
		16,348,497	25,366,486	3.13%
Utilities:
6,300	AES (THE) CORP.	113,148	143,829
2,000	ALLIANT ENERGY CORP.	24,835	111,960
1,700	AMEREN CORP.	48,382	137,700
4,800	AMERICAN ELECTRIC POWER CO., INC.	280,084	389,664
700	AMERICAN WATER WORKS CO., INC.	112,353	118,328
13,200	AVANGRID, INC.	502,113	641,520
5,800	CENTERPOINT ENERGY, INC.	66,308	142,680
13,300	CMS ENERGY CORP.	259,708	794,409
4,975	CONSOLIDATED EDISON, INC.	318,863	361,135
12,073	DOMINION ENERGY, INC.	450,978	881,570
2,300	DTE ENERGY CO.	71,502	256,933
9,959	DUKE ENERGY CORP.	487,571	971,899
4,425	EDISON INTERNATIONAL	136,263	245,455
764	ENTERGY CORP.	46,655	75,873
2,035	ESSENTIAL UTILITIES, INC.	37,362	93,773
2,974	EVERGY, INC.	67,407	184,983
4,961	EVERSOURCE ENERGY	125,492	405,611
10,500	EXELON CORP.	480,432	507,570
5,500	FIRSTENERGY CORP.	168,113	195,910
900	NATIONAL FUEL GAS CO.	20,790	47,268
22,754	NEXTERA ENERGY, INC.	635,247	1,786,644
6,900	NISOURCE, INC.	43,973	167,187
38,532	NRG ENERGY, INC.	1,272,916	1,573,262
4,800	OGE ENERGY CORP.	43,344	158,208
17,700	PG&E CORP.(b)	176,562	169,920
2,400	PINNACLE WEST CAPITAL CORP.	71,637	173,664
8,500	PPL CORP.	236,326	236,980
17,961	PUBLIC SERVICE ENTERPRISE GROUP, INC.	886,484	1,093,825
3,700	SEMPRA ENERGY	239,277	468,050
10,000	SOUTHERN (THE) CO.	264,782	619,700
4,650	UGI CORP.	51,203	198,183
5,600	VISTRA CORP.	91,053	95,760
3,555	WEC ENERGY GROUP, INC.	268,790	313,551
968	XCEL ENERGY, INC.	36,241	60,500
		8,136,194	13,823,504	1.71%
	Sub-total Common Stocks:	409,108,170	806,815,418	99.57%
Preferred Stocks:
Consumer Discretionary:
355	QURATE RETAIL, INC., 8.00%	14,247	38,393
		14,247	38,393	0.00%
	Sub-total Preferred Stocks:	14,247	38,393	0.00%
Short-Term Investments:
3,546,473	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, INSTITUTIONAL SHARES, 0.03%(e)	3,546,473	3,546,473
	Sub-total Short-Term Investments:	3,546,473	3,546,473	0.44%
	Grand total	$ 412,668,890	810,400,284	100.01%

13	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
September 30, 2021 (unaudited)
Notes to Schedule of Investments:
(a)	Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded. Foreign security values are stated in U.S. dollars.
(b)	Non-income producing assets.
(c)	Foreign security values are stated in U.S. dollars. As of September 30, 2021, the value of foreign stocks or depositary receipts of companies based outside of the United States represented 2.58% of net assets.
(d)	Securities are American Depositary Receipts of companies based outside of the United States representing 0.04% of net assets as of September 30, 2021.
(e)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2020, the value of the Clearwater Core Equity Fund's investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $7,392,427 with net sales of $3,845,954 during the nine months ended September 30, 2021.
14	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
September 30, 2021 (unaudited)
Fair value is an estimate of the price the Clearwater Core Equity Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market for the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Clearwater Core Equity Fund's investments, as described below. These inputs are summarized in the three broad levels listed below.
•	Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.
•	Level 2 – Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered Level 2 measurements. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.
•	Level 3 – Valuations based on unobservable inputs, which may include the Adviser’s own assumptions in determining the fair value of an investment.
Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded, with foreign security values stated in U.S. dollars. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Security transactions are accounted for as of trade date. Wherever possible, the Clearwater Core Equity Fund uses independent pricing services approved by the Board of Trustees of Clearwater Investment Trust to value its investments. When prices are not readily available (including those for which trading has been suspended), are determined not to reflect fair value, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the Clearwater Core Equity Fund may value these securities at fair value as determined in good faith using procedures established by the Board of Trustees.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following is a summary of the inputs used in valuing the Clearwater Core Equity Fund’s investments and other financial instruments, if any, which are carried at fair value, as of September 30, 2021.
	Level 1	Level 2	Level 3	Total
Common Stocks	$ 806,815,418	$ —	$ —	$ 806,815,418
Preferred Stocks	38,393	—	—	38,393
Short-Term Investments	3,546,473	—	—	3,546,473
Total	$ 810,400,284	$ —	$ —	$ 810,400,284
For the Clearwater Core Equity Fund, the investment value is comprised of equity securities and short-term investments. See the Clearwater Core Equity Fund’s Schedule of Investments for industry classification. Investments in equity and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded.
15	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
September 30, 2021 (unaudited)
Clearwater Core Equity Fund Portfolio Diversification
(as a percentage of net assets)
16	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
September 30, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Communication Services:
17,500	CINEMARK HOLDINGS, INC.(b)	$ 301,968	336,175
3,031	COGENT COMMUNICATIONS HOLDINGS, INC.	211,153	214,716
3,841	CONSOLIDATED COMMUNICATIONS HOLDINGS, INC.(b)	20,535	35,299
15,600	EW SCRIPPS (THE) CO., CLASS A	271,055	281,736
21,118	LIBERTY BROADBAND CORP., CLASS C(b)	3,046,103	3,647,079
5,952	MEREDITH CORP.(b)	207,576	331,526
176,206	NEW YORK TIMES (THE) CO., CLASS A	7,693,930	8,681,670
54,251	OOMA, INC.(b)	1,053,576	1,009,611
2,477	QUINSTREET, INC.(b)	41,581	43,496
3,881	TECHTARGET, INC.(b)	285,279	319,872
191,700	THUNDERBIRD ENTERTAINMENT GROUP, INC.(b)(c)	725,465	726,480
23,847	VERTICALSCOPE HOLDINGS, INC.(b)(c)	597,882	624,887
117,192	VIMEO, INC.(b)	4,238,890	3,441,929
51,564	YOUGOV PLC(c)	904,725	875,414
		19,599,718	20,569,890	3.83%
Consumer Discretionary:
10,721	ADTALEM GLOBAL EDUCATION, INC.(b)	393,683	405,361
98,970	AMERICAN EAGLE OUTFITTERS, INC.	1,954,615	2,553,426
53,635	AMERICAN OUTDOOR BRANDS, INC.(b)	1,344,872	1,317,276
909	AMERICAN PUBLIC EDUCATION, INC.(b)	26,610	23,279
1,459	ASBURY AUTOMOTIVE GROUP, INC.(b)	172,834	287,044
165,394	ASPEN GROUP, INC.(b)	920,924	921,245
9,237	BED BATH & BEYOND, INC.(b)	178,984	159,569
375	BJ'S RESTAURANTS, INC.(b)	6,832	15,660
17,076	BLOOMIN' BRANDS, INC.(b)	377,969	426,900
3,899	BOOT BARN HOLDINGS, INC.(b)	290,626	346,504
4,352	BRINKER INTERNATIONAL, INC.(b)	234,478	213,466
9,630	CALERES, INC.	207,054	213,979
5,798	CALLAWAY GOLF CO.(b)	162,684	160,199
2,074	CATO (THE) CORP., CLASS A	16,670	34,304
1,343	CAVCO INDUSTRIES, INC.(b)	277,442	317,942
2,592	CHILDREN'S PLACE (THE), INC.(b)	174,062	195,074
31,702	CLARUS CORP.	839,196	812,522
1,666	CONN'S, INC.(b)	19,489	38,035
900	CROCS, INC.(b)	91,683	129,132
46,127	CULP, INC.	594,280	594,116
166,512	DALATA HOTEL GROUP PLC(b)(c)	730,935	776,280
147,482	DANA, INC.	1,658,062	3,280,000
5,940	DAVE & BUSTER'S ENTERTAINMENT, INC.(b)	195,858	227,680
4,369	DINE BRANDS GLOBAL, INC.(b)	338,840	354,807
2,368	DORMAN PRODUCTS, INC.(b)	196,627	224,179
77,890	DREAM FINDERS HOMES, INC., CLASS A(b)	1,627,037	1,349,834
1,141	EL POLLO LOCO HOLDINGS, INC.(b)	17,103	19,283
101,439	FARFETCH LTD., CLASS A(b)(c)	3,490,771	3,801,934
14,318	FIVERR INTERNATIONAL LTD.(b)(c)	2,329,421	2,615,612
131,120	FULL HOUSE RESORTS, INC.(b)	1,143,772	1,391,183
3,610	GENESCO, INC.(b)	212,764	208,405
4,058	GENTHERM, INC.(b)	289,017	328,414
10,701	G-III APPAREL GROUP LTD.(b)	281,837	302,838
106,588	GILDAN ACTIVEWEAR, INC.(c)	2,402,952	3,891,528
3,347	GROUP 1 AUTOMOTIVE, INC.	499,649	628,834
245,000	GYM GROUP (THE) PLC(b)(c)	985,708	982,086
101,000	HANESBRANDS, INC.	1,489,101	1,733,160
21,500	HELEN OF TROY LTD.(b)	3,500,941	4,830,620
58,638	HOOKER FURNISHINGS CORP.	1,347,057	1,582,640
3,087	INSTALLED BUILDING PRODUCTS, INC.	329,747	330,772
95,808	IPOWER, INC.(b)	434,900	379,400
3,977	KONTOOR BRANDS, INC.	206,817	198,651
2,548	LCI INDUSTRIES	328,971	343,037
1,710	LGI HOMES, INC.(b)	264,677	242,666
12,302	LOVESAC (THE) CO.(b)	865,225	813,039
1,546	LUMBER LIQUIDATORS HOLDINGS, INC.(b)	23,685	28,879
3,494	M/I HOMES, INC.(b)	222,010	201,953
43,663	MACY'S, INC.	828,823	986,784
31,240	MALIBU BOATS, INC., CLASS A(b)	1,560,435	2,186,175
575	MARINEMAX, INC.(b)	13,006	27,899
17	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
September 30, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Discretionary (Cont'd):
9,009	MDC HOLDINGS, INC.	$ 448,046	420,900
4,639	MERITAGE HOMES CORP.(b)	464,165	449,983
7,094	MONRO, INC.	409,978	407,976
79,706	MOTORCAR PARTS OF AMERICA, INC.(b)	1,466,568	1,554,267
91,829	NOODLES & CO.(b)	1,114,540	1,083,582
5,161	ODP (THE) CORP.(b)	192,469	207,266
33,116	PAPA JOHN'S INTERNATIONAL, INC.	2,863,220	4,205,401
17,258	PATRICK INDUSTRIES, INC.	1,316,000	1,437,591
10,657	PETMED EXPRESS, INC.	312,771	286,354
27,548	PVH CORP.(b)	1,964,170	2,831,659
3,947	RENT-A-CENTER, INC.	175,085	221,861
2,351	RUTH'S HOSPITALITY GROUP, INC.(b)	20,747	48,689
12,806	SALLY BEAUTY HOLDINGS, INC.(b)	220,904	215,781
8,746	SHAKE SHACK, INC., CLASS A(b)	734,653	686,211
3,234	SHUTTERSTOCK, INC.	301,010	366,477
5,913	SIGNET JEWELERS LTD.	386,156	466,890
26,721	SKYLINE CHAMPION CORP.(b)	1,653,277	1,604,863
2,305	SLEEP NUMBER CORP.(b)	206,088	215,471
5,955	SONIC AUTOMOTIVE, INC., CLASS A	265,474	312,876
2,490	STAMPS.COM, INC.(b)	496,785	821,177
5,609	STEVEN MADDEN LTD.	177,129	225,257
109,135	STITCH FIX, INC., CLASS A(b)	4,400,332	4,359,943
93,070	STONERIDGE, INC.(b)	2,082,030	1,897,697
6,490	STRATEGIC EDUCATION, INC.	499,171	457,545
2,966	STURM RUGER & CO., INC.	212,355	218,831
13,100	TUPPERWARE BRANDS CORP.(b)	285,388	276,672
1,272	UNIFI, INC.(b)	18,074	27,895
5,700	UNIVERSAL ELECTRONICS, INC.(b)	225,710	280,725
5,257	VISTA OUTDOOR, INC.(b)	154,300	211,910
82,104	VROOM, INC.(b)	3,475,105	1,812,035
70,524	WINNEBAGO INDUSTRIES, INC.	2,908,328	5,109,464
9,039	WOLVERINE WORLD WIDE, INC.	262,331	269,724
50,339	WYNDHAM HOTELS & RESORTS, INC.	2,585,984	3,885,667
		68,399,078	80,312,245	14.97%
Consumer Staples:
8,090	ANDERSONS (THE), INC.	232,670	249,415
13,695	B&G FOODS, INC.	410,545	409,344
7,337	CAL-MAINE FOODS, INC.	259,402	265,306
6,616	CELSIUS HOLDINGS, INC.(b)	431,278	596,035
22,897	CHEFS' WAREHOUSE (THE), INC.(b)	700,527	745,755
566	COCA-COLA CONSOLIDATED, INC.	196,692	223,106
9,900	ELF BEAUTY, INC.(b)	286,759	287,595
3,902	FRESHPET, INC.(b)	593,143	556,776
181,111	GROCERY OUTLET HOLDING CORP.(b)	6,791,006	3,906,564
11,260	INGREDION, INC.	1,012,523	1,002,253
3,848	INTER PARFUMS, INC.	278,382	287,715
1,405	J & J SNACK FOODS CORP.	220,314	214,712
2,978	JOHN B. SANFILIPPO & SON, INC.	227,582	243,362
1,300	MEDIFAST, INC.	271,361	250,432
6,353	NATIONAL BEVERAGE CORP.	286,470	333,469
4,091	PERFORMANCE FOOD GROUP CO.(b)	202,627	190,068
2,660	PRICESMART, INC.	230,835	206,283
6,194	SIMPLY GOOD FOODS (THE) CO.(b)	205,288	213,631
1,856	SPARTANNASH CO.	34,032	40,646
23,115	SPECTRUM BRANDS HOLDINGS, INC.	1,368,430	2,211,412
11,855	UNITED NATURAL FOODS, INC.(b)	416,214	574,019
46,330	UNIVERSAL CORP.	2,345,691	2,239,129
4,051	USANA HEALTH SCIENCES, INC.(b)	370,750	373,502
1,226	WD-40 CO.	276,305	283,795
2,240	WINFARM SAS(b)(c)	94,735	91,204
		17,743,561	15,995,528	2.98%
Energy:
123,390	ADVANTAGE ENERGY LTD.(b)(c)	548,006	623,477
41,497	ARCHROCK, INC.	330,674	342,350
1,386	BRISTOW GROUP, INC.(b)	33,470	44,116
8,800	CORE LABORATORIES N.V.(c)	237,297	244,200
64,661	DMC GLOBAL, INC.(b)	2,709,523	2,386,638
18	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
September 30, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Energy (Cont'd):
156,561	EVOLUTION PETROLEUM CORP.	$ 785,516	889,266
4,431	GREEN PLAINS, INC.(b)	142,608	144,672
74,613	HELIX ENERGY SOLUTIONS GROUP, INC.(b)	282,696	289,498
76,812	MURPHY OIL CORP.	595,815	1,917,996
383,206	NEXTIER OILFIELD SOLUTIONS, INC.(b)	1,031,968	1,762,748
115,661	NOV, INC.(b)	1,184,635	1,516,316
54,000	OIL STATES INTERNATIONAL, INC.(b)	328,120	345,060
21,064	PAR PACIFIC HOLDINGS, INC.(b)	283,923	331,126
46,437	PATTERSON-UTI ENERGY, INC.	380,100	417,933
18,880	PDC ENERGY, INC.	663,093	894,723
46,368	RANGE RESOURCES CORP.(b)	559,283	1,049,308
258	REX AMERICAN RESOURCES CORP.(b)	16,958	20,606
18,012	SM ENERGY CO.	321,430	475,157
123,597	SOUTHWESTERN ENERGY CO.(b)	551,414	684,727
183,349	TECHNIPFMC PLC(c)	1,287,155	1,380,618
13,143	WORLD FUEL SERVICES CORP.	444,284	441,868
		12,717,968	16,202,403	3.02%
Financials:
45,972	AFC GAMMA, INC.	1,011,810	992,076
6,135	ALLEGIANCE BANCSHARES, INC.	217,492	234,050
13,770	A-MARK PRECIOUS METALS, INC.	787,451	826,475
99,025	AMERICAN EQUITY INVESTMENT LIFE HOLDING CO.	2,586,067	2,928,169
42,333	ARGO GROUP INTERNATIONAL HOLDINGS LTD.(c)	1,830,452	2,210,629
3,448	ARMOUR RESIDENTIAL REIT, INC.	29,192	37,169
160,064	ASSOCIATED BANC-CORP	2,574,089	3,428,571
5,306	ASSURED GUARANTY LTD.(c)	212,771	248,374
82,346	AXIS CAPITAL HOLDINGS LTD.(c)	4,084,913	3,791,210
15,127	AXOS FINANCIAL, INC.(b)	694,405	779,646
2,140	BANC OF CALIFORNIA, INC.	21,614	39,569
5,142	BANCFIRST CORP.	272,327	309,137
5,417	BANKUNITED, INC.	171,629	226,539
4,219	BANNER CORP.	197,232	232,931
10,100	BERKSHIRE HILLS BANCORP, INC.	163,915	272,498
12,352	BRIGHTSPHERE INVESTMENT GROUP, INC.	251,030	322,758
15,121	BROOKLINE BANCORP, INC.	188,718	230,746
15,919	CADENCE BANCORP	324,936	349,581
30,259	CAPITOL FEDERAL FINANCIAL, INC.	359,708	347,676
43,903	CAPSTEAD MORTGAGE CORP.	290,597	293,711
162,258	CNO FINANCIAL GROUP, INC.	2,799,201	3,819,553
6,523	COLUMBIA BANKING SYSTEM, INC.	207,700	247,809
23,672	COMMERCE BANCSHARES, INC.	1,162,429	1,649,465
3,280	COMMUNITY BANK SYSTEM, INC.	192,260	224,418
5,546	CUSTOMERS BANCORP, INC.(b)	214,107	238,589
11,393	CVB FINANCIAL CORP.	232,287	232,075
6,855	DIME COMMUNITY BANCSHARES, INC.	208,658	223,884
4,024	EAGLE BANCORP, INC.	182,126	231,380
3,500	EHEALTH, INC.(b)	138,448	141,750
7,027	ENCORE CAPITAL GROUP, INC.(b)	307,680	346,220
9,600	ENOVA INTERNATIONAL, INC.(b)	320,752	331,680
55,880	ESSENT GROUP LTD.	1,802,274	2,459,279
41,653	EUROPEAN SUSTAINABLE GROWTH ACQUISITION CORP., CLASS A(b)	413,889	413,198
122,044	EZCORP, INC., CLASS A(b)	890,871	923,873
8,220	FB FINANCIAL CORP.	308,965	352,474
70,529	FIDUCIAN GROUP LTD.(c)	384,149	387,516
17,997	FIRST BANCORP	218,712	236,661
17,143	FIRST COMMONWEALTH FINANCIAL CORP.	229,102	233,659
10,026	FIRST HAWAIIAN, INC.	269,720	294,263
204,470	FIRST MIDWEST BANCORP, INC.	3,369,335	3,886,975
42,010	FIRSTCASH, INC.	2,688,941	3,675,875
6,899	FLAGSTAR BANCORP, INC.	275,637	350,331
114,493	GENWORTH FINANCIAL, INC., CLASS A(b)	443,325	429,349
56,400	GLACIER BANCORP, INC.	2,341,032	3,121,740
8,289	GREEN DOT CORP., CLASS A(b)	403,691	417,185
4,221	HANMI FINANCIAL CORP.	60,409	84,673
375	HCI GROUP, INC.	16,590	41,539
12,100	HERITAGE FINANCIAL CORP.	310,293	308,550
19	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
September 30, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont'd):
2,300	HILLTOP HOLDINGS, INC.	$ 75,825	75,141
198,894	HOPE BANCORP, INC.	2,123,764	2,872,029
9,296	HORACE MANN EDUCATORS CORP.	363,233	369,888
144,753	HUNTINGTON BANCSHARES, INC.	1,248,845	2,237,881
3,313	INDEPENDENT BANK GROUP, INC.	187,574	235,356
15,302	INVESTORS BANCORP, INC.	224,737	231,213
7,421	JAMES RIVER GROUP HOLDINGS LTD.(c)	269,815	279,994
83,128	JDC GROUP A.G.(b)(c)	1,913,415	2,359,137
1,468	KKR REAL ESTATE FINANCE TRUST, INC.	22,900	30,975
148,360	LENDINGCLUB CORP.(b)	2,333,016	4,189,686
4,800	META FINANCIAL GROUP, INC.	239,212	251,904
77,479	MORTGAGE ADVICE BUREAU HOLDINGS LTD.(c)	1,420,206	1,190,105
3,329	MR COOPER GROUP, INC.(b)	72,942	137,055
8,000	NATIONAL BANK HOLDINGS CORP., CLASS A	289,485	323,840
5,879	NATIONAL WESTERN LIFE GROUP, INC., CLASS A	1,629,614	1,238,059
6,000	NBT BANCORP, INC.	207,755	216,720
17,356	NMI HOLDINGS, INC., CLASS A(b)	378,474	392,419
9,561	NORTHFIELD BANCORP, INC.	159,339	164,067
26,860	NORTHWEST BANCSHARES, INC.	326,379	356,701
9,524	OFG BANCORP	198,971	240,195
29,437	OLD NATIONAL BANCORP	471,952	498,957
23,166	OPEN LENDING CORP., CLASS A(b)	899,948	835,598
6,500	PACIFIC PREMIER BANCORP, INC.	270,308	269,360
3,313	PALOMAR HOLDINGS, INC.(b)	261,391	267,790
1,930	PARK NATIONAL CORP.	206,805	235,364
16,153	PENNYMAC MORTGAGE INVESTMENT TRUST	320,774	318,053
1,888	PIPER SANDLER COS.	211,874	261,412
8,035	PRA GROUP, INC.(b)	318,863	338,595
413	PREFERRED BANK	20,848	27,539
10,458	PROASSURANCE CORP.	216,913	248,691
28,200	REDWOOD TRUST, INC.	330,644	363,498
15,570	RENAISSANCERE HOLDINGS LTD.(c)	2,263,739	2,170,458
9,055	RENASANT CORP.	314,378	326,433
7,859	S&T BANCORP, INC.	229,143	231,605
11,992	SEACOAST BANKING CORP. OF FLORIDA	353,788	405,450
25,800	SELECTIVE INSURANCE GROUP, INC.	1,545,260	1,948,674
4,151	SERVISFIRST BANCSHARES, INC.	257,814	322,948
7,672	SIMMONS FIRST NATIONAL CORP., CLASS A	226,914	226,784
12,567	SOUND FINANCIAL BANCORP, INC.	582,526	565,515
5,100	SOUTHSIDE BANCSHARES, INC.	188,731	195,279
4,702	STEWART INFORMATION SERVICES CORP.	271,978	297,449
4,349	STONEX GROUP, INC.(b)	270,964	286,599
356	SVB FINANCIAL GROUP(b)	204,584	230,289
3,800	TOMPKINS FINANCIAL CORP.	305,979	307,458
11,800	TRUSTMARK CORP.	379,906	380,196
68,700	TWO HARBORS INVESTMENT CORP.	431,097	435,558
309,972	UMPQUA HOLDINGS CORP.	4,534,823	6,276,933
14,563	UNITED COMMUNITY BANKS, INC.	390,229	477,958
81,632	UNIVEST FINANCIAL CORP.	1,745,102	2,235,900
74,334	VELOCITY FINANCIAL, INC.(b)	950,635	978,235
957	VIRTUS INVESTMENT PARTNERS, INC.	206,594	296,976
2,819	WALKER & DUNLOP, INC.	281,327	319,957
66,669	WEBSTER FINANCIAL CORP.	2,501,602	3,630,794
6,182	WESTAMERICA BANCORP	360,012	347,799
852	WORLD ACCEPTANCE CORP.(b)	133,091	161,522
104,706	WSFS FINANCIAL CORP.	4,622,649	5,372,465
		77,431,617	92,891,934	17.31%
Health Care:
8,562	ABIOMED, INC.(b)	2,343,148	2,787,102
13,298	ADDUS HOMECARE CORP.(b)	1,126,003	1,060,516
7,571	AMN HEALTHCARE SERVICES, INC.(b)	701,815	868,772
758	ANIKA THERAPEUTICS, INC.(b)	27,364	32,260
2,500	APOLLO MEDICAL HOLDINGS, INC.(b)	240,942	227,625
175,149	BIODELIVERY SCIENCES INTERNATIONAL, INC.(b)	707,392	632,288
13,118	BIO-TECHNE CORP.	3,178,440	6,356,589
40,071	BRAINSWAY LTD. ADR(b)(c)(d)	329,371	320,969
4,800	CARA THERAPEUTICS, INC.(b)	75,581	74,160
20	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
September 30, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Health Care (Cont'd):
9,454	CARDIOVASCULAR SYSTEMS, INC.(b)	$ 363,964	310,375
20,000	COHERUS BIOSCIENCES, INC.(b)	300,105	321,400
760	COMPUTER PROGRAMS AND SYSTEMS, INC.(b)	17,092	26,950
320,048	CONFORMIS, INC.(b)	488,969	425,664
1,982	CONMED CORP.	245,050	259,305
21,390	CORCEPT THERAPEUTICS, INC.(b)	438,377	420,955
1,906	CORVEL CORP.(b)	243,566	354,935
12,100	CRYOLIFE, INC.(b)	313,915	269,709
1,298	CUTERA, INC.(b)	19,385	60,487
23,281	CYTOKINETICS, INC.(b)	599,474	832,063
620	EAGLE PHARMACEUTICALS, INC.(b)	28,743	34,584
5,972	ENANTA PHARMACEUTICALS, INC.(b)	273,936	339,269
2,746	ENSIGN GROUP (THE), INC.	174,823	205,648
3,460	FULGENT GENETICS, INC.(b)	273,440	311,227
9,946	HANGER, INC.(b)	233,212	218,414
49,024	HARROW HEALTH, INC.(b)	479,549	445,628
6,003	HEALTHSTREAM, INC.(b)	155,957	171,566
877	HESKA CORP.(b)	147,791	226,740
26,984	INFUSYSTEM HOLDINGS, INC.(b)	342,926	351,602
5,794	INMODE LTD.(b)(c)	867,033	923,853
73,402	INSTEM PLC(b)(c)	901,501	885,172
4,394	INTEGER HOLDINGS CORP.(b)	384,345	392,560
42,390	INTEGRA LIFESCIENCES HOLDINGS CORP.(b)	2,378,171	2,902,867
22,704	INVACARE CORP.(b)	125,039	108,071
9,536	JOINT (THE) CORP.(b)	868,941	934,719
8,450	LANTHEUS HOLDINGS, INC.(b)	205,869	216,996
3,306	MAGELLAN HEALTH, INC.(b)	269,576	312,582
7,430	MEDNAX, INC.(b)	203,392	211,235
2,475	MERIDIAN BIOSCIENCE, INC.(b)	38,238	47,619
8,808	MERIT MEDICAL SYSTEMS, INC.(b)	537,416	632,414
1,056	MESA LABORATORIES, INC.	281,006	319,292
1,681	MODIVCARE, INC.(b)	247,914	305,303
10,091	MYRIAD GENETICS, INC.(b)	238,624	325,838
11,200	NATUS MEDICAL, INC.(b)	292,345	280,896
11,949	NEOGENOMICS, INC.(b)	488,789	576,420
46,302	NEVRO CORP.(b)	6,370,064	5,388,627
12,589	NEXUS A.G.(c)	1,103,474	1,042,647
6,257	OMNICELL, INC.(b)	911,254	928,727
15,185	OPTIMIZERX CORP.(b)	1,109,252	1,299,077
6,625	ORTHOFIX MEDICAL, INC.(b)	262,931	252,545
14,038	ORTHOPEDIATRICS CORP.(b)	943,177	919,629
694	OWENS & MINOR, INC.	10,346	21,715
275,319	PACIFIC BIOSCIENCES OF CALIFORNIA, INC.(b)	4,843,760	7,034,400
7,719	PACIRA BIOSCIENCES, INC.(b)	436,135	432,264
2,500	PENNANT GROUP (THE), INC.(b)	80,343	70,225
28,720	PERRIGO CO. PLC(c)	1,170,875	1,359,318
23,727	PETIQ, INC.(b)	590,556	592,463
71,713	PHIBRO ANIMAL HEALTH CORP., CLASS A	1,765,216	1,544,698
4,068	PRESTIGE CONSUMER HEALTHCARE, INC.(b)	191,977	228,255
5,378	R1 RCM, INC.(b)	100,768	118,370
9,210	REGENXBIO, INC.(b)	334,467	386,083
33,536	SANGAMO THERAPEUTICS, INC.(b)	320,116	302,159
6,500	SELECT MEDICAL HOLDINGS CORP.	230,138	235,105
13,038	SUPERNUS PHARMACEUTICALS, INC.(b)	360,520	347,723
104,525	SURGALIGN HOLDINGS, INC.(b)	142,206	113,932
623	SURMODICS, INC.(b)	26,247	34,639
37,300	SYNEOS HEALTH, INC.(b)	1,798,691	3,263,004
18,204	TACTILE SYSTEMS TECHNOLOGY, INC.(b)	813,034	809,168
69,025	TANDEM DIABETES CARE, INC.(b)	6,937,257	8,240,205
2,165	TIVITY HEALTH, INC.(b)	27,633	49,925
77,112	TRIPLE-S MANAGEMENT CORP.(b)	1,753,916	2,727,451
29,168	TWIST BIOSCIENCE CORP.(b)	3,472,128	3,120,101
3,151	US PHYSICAL THERAPY, INC.	337,083	348,501
123,958	VAREX IMAGING CORP.(b)	3,128,847	3,495,616
12,384	XENCOR, INC.(b)	424,727	404,461
		62,195,667	72,433,672	13.50%
21	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
September 30, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials:
6,087	AAON, INC.	$ 370,354	397,725
8,900	AAR CORP.(b)	252,814	288,627
4,857	ABM INDUSTRIES, INC.	220,151	218,614
8,500	ACUITY BRANDS, INC.	1,022,673	1,473,645
5,257	AEROJET ROCKETDYNE HOLDINGS, INC.	223,656	228,942
59,820	AIR LEASE CORP.	1,976,792	2,353,319
2,366	ALAMO GROUP, INC.	316,819	330,128
3,100	ALBANY INTERNATIONAL CORP., CLASS A	243,556	238,297
1,994	ALLEGIANT TRAVEL CO.(b)	349,934	389,787
53,230	AMERICAN WOODMARK CORP.(b)	4,483,312	3,479,645
7,038	APOGEE ENTERPRISES, INC.	281,618	265,755
5,229	APPLIED INDUSTRIAL TECHNOLOGIES, INC.	399,532	471,290
5,595	ARCBEST CORP.	338,999	457,503
17,730	ARMSTRONG WORLD INDUSTRIES, INC.	1,585,806	1,692,683
3,873	ASTEC INDUSTRIES, INC.	211,898	208,406
5,175	ATLAS AIR WORLDWIDE HOLDINGS, INC.(b)	330,129	422,694
4,402	AZZ, INC.	134,010	234,186
6,435	BOISE CASCADE CO.	321,767	347,361
57,065	BOWMAN CONSULTING GROUP LTD.(b)	788,452	784,644
100,160	BRIGHTVIEW HOLDINGS, INC.(b)	1,514,099	1,478,362
46,856	BWX TECHNOLOGIES, INC.	2,612,184	2,523,664
4,739	CHART INDUSTRIES, INC.(b)	590,442	905,670
8,567	CIRCOR INTERNATIONAL, INC.(b)	271,769	282,797
76,110	COLFAX CORP.(b)	1,871,929	3,493,449
28,746	CONSTRUCTION PARTNERS, INC., CLASS A(b)	941,386	959,254
24,595	CORECIVIC, INC.(b)	226,533	218,896
28,900	CREEK & RIVER CO. LTD.(c)	499,182	478,053
1,443	DXP ENTERPRISES, INC.(b)	28,742	42,670
3,551	ENCORE WIRE CORP.	279,018	336,741
203,364	ENERPAC TOOL GROUP CORP.	4,587,649	4,215,736
6,943	EXPONENT, INC.	608,950	785,600
5,584	FEDERAL SIGNAL CORP.	212,058	215,654
560	FORRESTER RESEARCH, INC.(b)	17,882	27,586
5,907	FRANKLIN ELECTRIC CO., INC.	406,160	471,674
85,640	GATES INDUSTRIAL CORP. PLC(b)	1,235,338	1,393,363
3,166	GIBRALTAR INDUSTRIES, INC.(b)	212,700	220,512
21,873	GLOBAL INDUSTRIAL CO.	806,399	828,768
4,769	GMS, INC.(b)	175,339	208,882
21,940	GORMAN-RUPP (THE) CO.	660,955	785,671
43,020	GRACO, INC.	2,648,901	3,010,109
5,467	GRANITE CONSTRUCTION, INC.	183,174	216,220
12,400	GRIFFON CORP.	279,310	305,040
27,527	HARDWOODS DISTRIBUTION, INC.(c)	815,996	797,383
20,600	HEXCEL CORP.(b)	1,205,331	1,223,434
6,625	HILLENBRAND, INC.	274,047	282,556
6,200	HNI CORP.	229,994	227,664
4,659	HUB GROUP, INC., CLASS A(b)	280,386	320,306
74,610	IAA, INC.(b)	3,715,652	4,071,468
11,655	ICF INTERNATIONAL, INC.	1,014,865	1,040,675
21,877	INTERFACE, INC.	295,984	331,437
166,594	JELD-WEN HOLDING, INC.(b)	3,537,737	4,169,848
11,342	JOHN BEAN TECHNOLOGIES CORP.	1,660,986	1,594,118
478,466	JOHNSON SERVICE GROUP PLC(b)(c)	1,000,440	969,606
4,384	KADANT, INC.	942,948	894,774
9,600	KAMAN CORP.	381,519	342,432
34,451	KARAT PACKAGING, INC.(b)	785,935	724,505
3,277	KELLY SERVICES, INC., CLASS A	62,333	61,870
7,787	KORN FERRY	522,225	563,467
6,338	KORNIT DIGITAL LTD.(b)(c)	937,597	917,362
1,430	LINDSAY CORP.	188,323	217,060
151,390	LYFT, INC., CLASS A(b)	5,516,573	8,112,990
18,112	MASTEC, INC.(b)	980,012	1,562,703
6,286	MATSON, INC.	397,243	507,343
9,769	MERITOR, INC.(b)	215,536	208,177
28,348	MOOG, INC., CLASS A	1,735,699	2,160,968
121,799	MRC GLOBAL, INC.(b)	1,102,011	894,005
3,877	MYR GROUP, INC.(b)	346,415	385,762
22	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
September 30, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont'd):
351	NATIONAL PRESTO INDUSTRIES, INC.	$ 30,447	28,810
169,795	PGT INNOVATIONS, INC.(b)	2,715,550	3,243,085
6,784	PITNEY BOWES, INC.	16,863	48,913
615	POWELL INDUSTRIES, INC.	16,562	15,111
145,464	RADIANT LOGISTICS, INC.(b)	941,163	929,515
6,489	RAVEN INDUSTRIES, INC.(b)	271,714	373,831
35,956	RED VIOLET, INC.(b)	1,065,247	928,024
7,856	RESIDEO TECHNOLOGIES, INC.(b)	139,043	194,750
1,915	RESOURCES CONNECTION, INC.	22,152	30,219
139,290	REV GROUP, INC.	1,480,838	2,390,216
51,750	RUSH ENTERPRISES, INC., CLASS A	1,526,884	2,337,030
34,433	RYDER SYSTEM, INC.	1,707,289	2,847,953
1,753	SAIA, INC.(b)	273,567	417,267
10,409	SKYWEST, INC.(b)	443,121	513,580
4,433	SPX FLOW, INC.	205,219	324,052
3,163	STANDEX INTERNATIONAL CORP.	267,845	312,852
373,388	STEELCASE, INC., CLASS A	4,788,670	4,734,560
54,027	STERLING CONSTRUCTION CO., INC.(b)	1,172,095	1,224,792
60,274	TEREX CORP.	1,929,563	2,537,535
72,352	TRIMAS CORP.(b)	1,934,694	2,341,311
2,422	TRIUMPH GROUP, INC.(b)	18,424	45,122
81,251	TRUEBLUE, INC.(b)	1,419,294	2,200,277
3,091	UFP INDUSTRIES, INC.	217,315	210,126
3,174	UNIFIRST CORP.	670,104	674,856
23,077	VA-Q-TEC A.G.(b)(c)	835,762	777,879
2,988	VICOR CORP.(b)	261,017	400,870
4,044	WATTS WATER TECHNOLOGIES, INC., CLASS A	553,658	679,756
25,460	WOODWARD, INC.	2,325,824	2,882,072
		90,118,082	103,913,899	19.37%
Information Technology:
7,074	3D SYSTEMS CORP.(b)	190,910	195,030
2,507	ADVANCED ENERGY INDUSTRIES, INC.	210,373	219,989
2,618	ALARM.COM HOLDINGS, INC.(b)	174,467	204,701
52,564	ANAPLAN, INC.(b)	3,082,401	3,200,622
52,400	AVANT CORP.(c)	729,577	726,947
73,031	AVNET, INC.	2,486,530	2,699,956
7,900	AXCELIS TECHNOLOGIES, INC.(b)	320,799	371,537
3,868	BADGER METER, INC.	337,701	391,210
1,679	BEL FUSE, INC., CLASS B	17,796	20,870
70,019	BELDEN, INC.	2,536,251	4,079,307
11,904	BENCHMARK ELECTRONICS, INC.	292,834	317,956
4,661	BILL.COM HOLDINGS, INC.(b)	423,661	1,244,254
5,940	BOTTOMLINE TECHNOLOGIES DE, INC.(b)	225,208	233,323
403,360	CELESTICA, INC.(b)(c)	3,218,036	3,581,837
4,684	CEVA, INC.(b)	205,073	199,866
7,566	CSG SYSTEMS INTERNATIONAL, INC.	341,629	364,681
9,778	CTS CORP.	310,054	302,238
8,231	DAKTRONICS, INC.(b)	33,876	44,694
242	DIEBOLD NIXDORF, INC.(b)	1,357	2,447
38,751	DIGI INTERNATIONAL, INC.(b)	810,169	814,546
5,111	DIODES, INC.(b)	396,109	463,006
52,782	DOLBY LABORATORIES, INC., CLASS A	4,616,174	4,644,816
17,300	DSP GROUP, INC.(b)	220,122	379,043
10,600	EBIX, INC.	294,970	285,458
47,302	ELASTIC N.V.(b)	5,350,843	7,047,525
3,120	EPLUS, INC.(b)	259,523	320,143
6,431	EVERTEC, INC.	251,372	294,025
4,854	EXLSERVICE HOLDINGS, INC.(b)	474,841	597,625
11,942	FABRINET(b)(c)	1,151,527	1,224,174
15,488	FARO TECHNOLOGIES, INC.(b)	1,023,011	1,019,265
15,152	FORMFACTOR, INC.(b)	465,242	565,624
46,181	GRID DYNAMICS HOLDINGS, INC.(b)	1,395,142	1,349,409
135,118	GTY TECHNOLOGY HOLDINGS, INC.(b)	1,050,475	1,016,087
58,704	HARMONIC, INC.(b)	415,260	513,660
30,486	I3 VERTICALS, INC., CLASS A(b)	726,157	738,066
11,973	IMPINJ, INC.(b)	666,854	684,018
87,047	INTELLICHECK, INC.(b)	773,853	712,915
23	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
September 30, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont'd):
107,084	KALEYRA, INC.(b)(c)	$ 1,173,471	1,178,995
11,434	KNOWLES CORP.(b)	197,221	214,273
8,312	KULICKE & SOFFA INDUSTRIES, INC.(c)	463,177	484,423
10,170	LIVEPERSON, INC.(b)	568,712	599,522
63,840	LUNA INNOVATIONS, INC.(b)	610,891	606,480
9,433	MAXLINEAR, INC.(b)	331,388	464,575
5,685	MGI DIGITAL GRAPHIC TECHNOLOGY(b)(c)	273,988	262,092
431	MICROSTRATEGY, INC., CLASS A(b)	193,458	249,290
9,280	MKS INSTRUMENTS, INC.	1,173,947	1,400,445
30,336	NAPCO SECURITY TECHNOLOGIES, INC.(b)	1,304,757	1,306,875
8,439	NOVA LTD.(b)(c)	879,294	863,225
23,383	ONTO INNOVATION, INC.(b)	815,837	1,689,422
2,718	OSI SYSTEMS, INC.(b)	196,905	257,666
71,326	PAYA HOLDINGS, INC.(b)	721,520	775,314
23,527	PAYSIGN, INC.(b)	65,836	63,523
903	PDF SOLUTIONS, INC.(b)	17,553	20,805
3,595	PERFICIENT, INC.(b)	277,403	415,942
22,500	PHOTRONICS, INC.(b)	298,526	306,675
27,450	PIVOTREE, INC.(b)(c)	74,715	71,952
10,100	PLANTRONICS, INC.(b)	283,562	259,671
29,368	PLEXUS CORP.(b)	2,139,256	2,625,793
8,544	POWER INTEGRATIONS, INC.	629,993	845,771
6,721	PROGRESS SOFTWARE CORP.	294,611	330,606
9,196	RAMBUS, INC.(b)	156,164	204,151
1,139	ROGERS CORP.(b)	192,283	212,401
71,965	SAILPOINT TECHNOLOGIES HOLDINGS, INC.(b)	2,817,340	3,085,859
11,213	SANMINA CORP.(b)	439,212	432,149
73,337	SCANSOURCE, INC.(b)	2,733,068	2,551,394
5,223	SITIME CORP.(b)	1,131,920	1,066,380
5,166	SPS COMMERCE, INC.(b)	504,351	833,327
58,096	SUPER MICRO COMPUTER, INC.(b)	1,500,024	2,124,571
48,218	TRANSACT TECHNOLOGIES, INC.(b)	696,945	670,230
16,134	TTM TECHNOLOGIES, INC.(b)	208,577	202,804
9,109	TUCOWS, INC., CLASS A(b)(c)	699,121	719,156
9,414	ULTRA CLEAN HOLDINGS, INC.(b)	429,345	401,036
9,200	UNISYS CORP.(b)	121,350	231,288
79,886	VARONIS SYSTEMS, INC.(b)	3,332,200	4,861,063
46,798	VEECO INSTRUMENTS, INC.(b)	1,009,278	1,039,384
50,997	VIA OPTRONICS A.G. ADR(b)(c)(d)	356,034	390,637
14,900	VIAVI SOLUTIONS, INC.(b)	233,860	234,526
43,321	VONAGE HOLDINGS CORP.(b)	586,492	698,335
21,988	WIX.COM LTD.(b)(c)	5,245,008	4,308,988
10,770	XPERI HOLDING CORP.	178,841	202,907
		71,037,611	80,834,791	15.06%
Materials:
5,372	ADVANSIX, INC.(b)	157,700	213,537
6,573	ARCONIC CORP.(b)	187,069	207,312
5,520	BALCHEM CORP.	714,273	800,786
7,200	CARPENTER TECHNOLOGY CORP.	237,641	235,728
4,046	CENTURY ALUMINUM CO.(b)	37,288	54,419
4,715	CLEVELAND-CLIFFS, INC.(b)	68,679	93,404
4,283	DOMTAR CORP.(b)	190,614	233,595
14,846	FERRO CORP.(b)	317,295	301,968
12,666	GCP APPLIED TECHNOLOGIES, INC.(b)	306,649	277,639
19,700	GLATFELTER CORP.	273,992	277,770
41,260	H.B. FULLER CO.	2,224,148	2,663,746
1,166	HAWKINS, INC.	25,673	40,670
4,220	KAISER ALUMINUM CORP.	518,130	459,811
6,620	KOPPERS HOLDINGS, INC.(b)	190,126	206,941
8,206	KRATON CORP.(b)	272,264	374,522
27,894	LIVENT CORP.(b)	571,078	644,630
20,238	MYERS INDUSTRIES, INC.	426,062	396,058
40,575	NEO PERFORMANCE MATERIALS, INC.(c)	554,937	563,168
16,600	O-I GLASS, INC.(b)	236,306	236,882
66,943	OLIN CORP.	1,101,953	3,230,000
149,039	ORION ENGINEERED CARBONS S.A.(b)(c)	2,025,655	2,716,981
1,649	QUAKER CHEMICAL CORP.	353,948	392,000
24	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
September 30, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Materials (Cont'd):
15,350	RELIANCE STEEL & ALUMINUM CO.	$ 1,432,641	2,186,147
83,985	SCHWEITZER-MAUDUIT INTERNATIONAL, INC.	3,007,984	2,910,920
1,900	STEPAN CO.	203,640	214,586
604,500	TALON METALS CORP.(b)(c)	286,790	281,585
4,631	WARRIOR MET COAL, INC.	87,832	107,763
		16,010,367	20,322,568	3.79%
Real Estate:
10,408	ACADIA REALTY TRUST	174,481	212,427
5,829	AGREE REALTY CORP.	407,494	386,055
14,298	ALEXANDER & BALDWIN, INC.	278,338	335,145
7,378	AMERICAN ASSETS TRUST, INC.	270,992	276,085
16,219	BRANDYWINE REALTY TRUST	194,143	217,659
9,972	CARETRUST REIT, INC.	207,728	202,631
3,700	CENTERSPACE	289,281	349,650
226,584	DIAMONDROCK HOSPITALITY CO.(b)	1,676,600	2,141,219
10,275	EASTERLY GOVERNMENT PROPERTIES, INC.	220,634	212,282
15,329	ESSENTIAL PROPERTIES REALTY TRUST, INC.	400,870	427,986
13,060	FOUR CORNERS PROPERTY TRUST, INC.	369,457	350,792
23,837	INDEPENDENCE REALTY TRUST, INC.	421,608	485,083
8,366	INDUSTRIAL LOGISTICS PROPERTIES TRUST	200,221	212,580
3,274	INNOVATIVE INDUSTRIAL PROPERTIES, INC.	615,928	756,851
8,750	ISTAR, INC.	117,320	219,450
10,367	KITE REALTY GROUP TRUST	172,507	211,072
39,003	LEXINGTON REALTY TRUST	485,595	497,288
8,800	LTC PROPERTIES, INC.	300,569	278,872
12,912	MACK-CALI REALTY CORP.(b)	199,594	221,053
891	MARCUS & MILLICHAP, INC.(b)	25,083	36,192
2,400	NATIONAL STORAGE AFFILIATES TRUST	107,266	126,696
7,500	OFFICE PROPERTIES INCOME TRUST	194,068	189,975
968	RE/MAX HOLDINGS, INC., CLASS A	30,056	30,163
13,006	REALOGY HOLDINGS CORP.(b)	183,735	228,125
12,304	RETAIL OPPORTUNITY INVESTMENTS CORP.	177,050	214,336
26,114	RETAIL PROPERTIES OF AMERICA, INC., CLASS A	266,298	336,348
16,796	RPT REALTY	209,882	214,317
690	SAUL CENTERS, INC.	20,472	30,401
12,900	SERVICE PROPERTIES TRUST	147,259	144,609
24,341	SITE CENTERS CORP.	305,195	375,825
35,928	UNITI GROUP, INC.	375,606	444,429
10,429	WASHINGTON REAL ESTATE INVESTMENT TRUST	237,668	258,118
31,619	WHITESTONE REIT	256,615	309,234
		9,539,613	10,932,948	2.04%
Utilities:
3,607	AMERICAN STATES WATER CO.	286,265	308,471
5,432	AVISTA CORP.	240,485	212,500
6,711	CALIFORNIA WATER SERVICE GROUP	367,840	395,479
2,438	CHESAPEAKE UTILITIES CORP.	265,239	292,682
2,937	MIDDLESEX WATER CO.	276,861	301,865
5,084	NORTHWEST NATURAL HOLDING CO.	251,893	233,813
		1,688,583	1,744,810	0.32%
	Sub-total Common Stocks:	446,481,865	516,154,688	96.19%
Investment Companies:
Financials:
21,782	ISHARES RUSSELL 2000 ETF	4,923,124	4,764,812
		4,923,124	4,764,812	0.89%
	Sub-total Investment Companies:	4,923,124	4,764,812	0.89%
Rights:
Communication Services:
55,700	MEDIA GENERAL, INC. (CONTINGENT VALUE RIGHTS)(b)(e)	-	-
		-	-	0.00%
	Sub-total Rights:	-	-	0.00%
Warrants:
25	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
September 30, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials:
37,659	EUROPEAN SUSTAINABLE GROWTH ACQUISITION CORP., CLASS A(b)	$ 43,624	50,840
		43,624	50,840	0.01%
Health Care:
19,977	NANOVIBRONIX, INC.(b)(e)	199	-
		199	-	0.00%
	Sub-total Warrants:	43,823	50,840	0.01%
Short-Term Investments:
18,368,317	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, INSTITUTIONAL SHARES, 0.03%(f)	18,368,317	18,368,317
	Sub-total Short-Term Investments:	18,368,317	18,368,317	3.42%
	Grand total	$ 469,817,129	539,338,657	100.51%

Notes to Schedule of Investments:
(a)	Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded. Foreign security values are stated in U.S. dollars.
(b)	Non-income producing assets.
(c)	Foreign security values are stated in U.S. dollars. As of September 30, 2021, the value of foreign stocks or depositary receipts of companies based outside of the United States represented 10.27% of net assets.
(d)	Securities are American Depositary Receipts of companies based outside of the United States representing 0.13% of net assets as of September 30, 2021.
(e)	Security has been deemed worthless and is a Level 3 investment.
(f)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2020, the value of the Clearwater Select Equity Fund's investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $16,222,989 with net purchases of $2,145,328 during the nine months ended September 30, 2021.
26	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
September 30, 2021 (unaudited)
Fair value is an estimate of the price the Clearwater Select Equity Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market for the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Clearwater Select Equity Fund's investments, as described below. These inputs are summarized in the three broad levels listed below.
•	Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.
•	Level 2 – Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered Level 2 measurements. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.
•	Level 3 – Valuations based on unobservable inputs, which may include the Adviser’s own assumptions in determining the fair value of an investment.
Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded, with foreign security values stated in U.S. dollars. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Security transactions are accounted for as of trade date. Wherever possible, the Clearwater Select Equity Fund uses independent pricing services approved by the Board of Trustees of Clearwater Investment Trust to value its investments. When prices are not readily available (including those for which trading has been suspended), are determined not to reflect fair value, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the Clearwater Select Equity Fund may value these securities at fair value as determined in good faith using procedures established by the Board of Trustees.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following is a summary of the inputs used in valuing the Clearwater Select Equity Fund’s investments and other financial instruments, if any, which are carried at fair value, as of September 30, 2021.
	Level 1	Level 2	Level 3	Total
Common Stocks	$ 516,154,688	$ —	$ —	$ 516,154,688
Investment Companies	4,764,812	—	—	4,764,812
Rights	—	—	—*	—*
Warrants	50,840	—	—	50,840
Short-Term Investments	18,368,317	—	—	18,368,317
Total	$ 539,338,657	$ —	$ —	$ 539,338,657

* Security has been deemed worthless and is a Level 3 investment.
For the Clearwater Select Equity Fund, the investment value is comprised of equity securities, investment companies, rights, warrants and short-term investments. See the Clearwater Select Equity Fund’s Schedule of Investments for industry classification. Investments in equity and short-term securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded.
There were no significant Level 3 valuations at September 30, 2021.
27	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
September 30, 2021 (unaudited)
Clearwater Select Equity Fund Portfolio Diversification
(as a percentage of net assets)
28	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2021 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Closed-End Funds:
171,624	BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST			$ 1,699,110	2,320,357
44,180	BLACKROCK MUNICIPAL INCOME QUALITY TRUST			601,735	674,187
3,102	BLACKROCK MUNICIPAL INCOME TRUST II			38,309	46,964
114,491	BLACKROCK MUNIHOLDINGS FUND INC			1,778,275	1,874,218
97,827	BLACKROCK MUNIHOLDINGS INVESTMENT QUALITY FUND			1,105,342	1,420,448
46,838	BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND INC			651,076	732,546
83,977	BLACKROCK MUNIHOLDINGS QUALITY FUND II INC			1,060,121	1,158,883
157,958	BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND INC			2,064,776	2,443,610
51,700	BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND			729,423	830,302
102,096	BLACKROCK MUNIYIELD QUALITY FUND II INC			1,309,732	1,469,161
118,472	BLACKROCK MUNIYIELD QUALITY FUND III INC			1,572,465	1,739,169
12,559	BLACKROCK MUNIYIELD QUALITY FUND INC			176,260	203,456
55,628	BNY MELLON STRATEGIC MUNICIPAL BOND FUND INC			407,210	443,911
183,432	DWS MUNICIPAL INCOME TRUST			2,072,953	2,182,841
176,750	INVESCO ADVANTAGE MUNICIPAL INCOME TRUST II			1,953,225	2,200,538
149,405	INVESCO MUNICIPAL OPPORTUNITY TRUST			1,829,532	2,045,354
101,614	INVESCO MUNICIPAL TRUST			1,260,658	1,361,628
55,087	INVESCO PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST			739,279	730,454
178,132	INVESCO QUALITY MUNICIPAL INCOME TRUST			2,171,767	2,347,780
60,173	INVESCO TRUST FOR INVESTMENT GRADE MUNICIPALS			767,136	823,768
86,437	INVESCO VALUE MUNICIPAL INCOME TRUST			1,315,319	1,409,787
83,434	NUVEEN AMT-FREE MUNICIPAL CREDIT INCOME FUND			1,220,326	1,430,893
345,957	NUVEEN AMT-FREE QUALITY MUNICIPAL INCOME FUND			4,713,175	5,255,087
71,998	NUVEEN NEW JERSEY QUALITY MUNICIPAL INCOME FUND			1,115,111	1,110,929
84,266	NUVEEN PENNSYLVANIA QUALITY MUNICIPAL INCOME FUND			1,197,701	1,246,294
320,957	NUVEEN QUALITY MUNICIPAL INCOME FUND			4,690,875	5,013,348
	Sub-total Closed-End Funds:			38,240,891	42,515,913	5.98%
Municipal Bonds:
Alabama
500,000	MOBILE CNTY AL LTD OBLG(b)	11/1/2045	4.00	500,000	540,456
1,000,000	PELL CITY AL SPL CARE FACS FING AUTH REVENUE	12/1/2031	5.00	1,001,924	1,007,657
				1,501,924	1,548,113	0.22%
Alaska
350,000	ALASKA ST INDL DEV & EXPORT AUTH CMNTY PROVIDER REVENUE(c)	12/1/2010	5.40	350,000	14,438
				350,000	14,438	0.00%
Arizona
1,250,000	ARIZONA ST INDL DEV AUTH ECON DEV REVENUE(b)	7/1/2030	6.75	1,238,531	1,433,616
1,250,000	ARIZONA ST INDL DEV AUTH ECON DEV REVENUE(b)	7/1/2050	7.75	1,237,625	1,485,282
400,000	ARIZONA ST INDL DEV AUTH ECON DEV REVENUE(b)	7/1/2051	6.00	400,000	438,040
500,000	ARIZONA ST INDL DEV AUTH EDU REVENUE(b)	7/15/2038	5.75	516,848	580,602
700,000	GLENDALE AZ INDL DEV AUTH	11/15/2036	5.00	721,013	752,578
550,000	GLENDALE AZ INDL DEV AUTH	11/15/2046	5.25	556,121	559,828
800,000	MARICOPA CNTY AZ INDL DEV AUTH EDU REVENUE	7/1/2035	5.00	831,853	876,492
870,000	MARICOPA CNTY AZ INDL DEV AUTH EDU REVENUE(b)	7/1/2052	6.00	911,635	1,030,521
500,000	NAVAJO NATION AZ(b)	12/1/2030	5.50	517,455	559,328
1,000,000	PHOENIX AZ INDL DEV AUTH EDU REVENUE(b)	7/1/2036	5.13	987,210	1,115,227
1,000,000	PHOENIX AZ INDL DEV AUTH EDU REVENUE(b)	9/1/2045	5.00	1,041,572	1,117,978
2,500,000	PHOENIX AZ INDL DEV AUTH LEASE REVENUE	6/1/2034	5.25	2,504,043	2,576,715
700,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE(b)	12/1/2026	5.25	700,000	731,825
10,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE	7/1/2031	6.75	8,101	10,068
1,370,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE(b)	6/15/2035	5.38	1,431,754	1,484,000
750,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE(b)	6/15/2037	4.75	737,764	758,230
29	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2021 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Arizona (Cont'd):
690,000	QUECHAN INDIAN TRIBE AZ FORT YUMA INDIAN RESERVATION	5/1/2025	9.75	$ 690,000	706,043
500,000	TEMPE AZ INDL DEV AUTH REVENUE(b)	10/1/2024	4.70	499,291	500,325
500,000	TEMPE AZ INDL DEV AUTH REVENUE(b)	10/1/2037	6.00	502,208	553,651
				16,033,024	17,270,349	2.43%
Arkansas
1,000,000	MOUNTAIN HOME AR SALES & USE TAX REVENUE	9/1/2038	2.00	1,000,000	982,835
525,000	SHERIDAN AR SCH DIST #37	2/1/2047	4.00	526,193	531,529
1,000,000	SPRINGDALE AR SALES & USE REVENUE	4/1/2041	3.60	973,942	1,038,929
				2,500,135	2,553,293	0.36%
California
2,350,000	ACALANES CA UNION HIGH SCH DIST (Step to 6.55% on 8/1/2024)(d)	8/1/2039	0.00	1,959,589	2,726,346
1,000,000	ALVORD CA UNIF SCH DIST	8/1/2036	5.25	1,006,922	1,092,525
1,000,000	ALVORD CA UNIF SCH DIST (Step to 7.35% on 8/1/2026)(d)	8/1/2046	0.00	708,644	1,273,868
650,000	CALIFORNIA PUBLIC FIN AUTH SENIOR LIVING REVENUE(b)	5/15/2029	3.13	650,000	658,437
500,000	CALIFORNIA PUBLIC FIN AUTH SENIOR LIVING REVENUE(b)	11/15/2051	5.00	526,485	571,193
500,000	CALIFORNIA PUBLIC FIN AUTH SENIOR LIVING REVENUE(b)	11/15/2056	5.00	523,171	569,649
1,500,000	CALIFORNIA ST SCH FACS FING AUTH REVENUE	8/1/2029	6.00	1,489,326	1,871,095
750,000	CALIFORNIA ST STWD CMNTYS DEV AUTH REVENUE	10/1/2042	6.00	761,599	792,763
1,000,000	CARLSBAD CA UNIF SCH DIST	8/1/2031	6.13	997,078	1,386,275
1,000,000	COLTON CA JT UNIF SCH DIST	8/1/2035	5.80	999,437	1,251,375
1,105,000	CORONA-NORCO CA UNIF SCH DIST	8/1/2039	6.80	1,103,342	1,483,077
750,000	EL PASO DE ROBLES CA REDEV AGY TAX ALLOCATION REVENUE	7/1/2033	6.38	744,158	753,540
1,000,000	ENCINITAS CA UNION SCH DIST (Step to 6.75% on 8/1/2022)(d)	8/1/2035	0.00	945,784	1,426,570
1,155,000	ENTERPRISE CA ELEM SCH DIST	8/1/2035	6.20	1,153,834	1,620,041
600,000	ESCONDIDO CA SPL TAX	9/1/2036	5.00	624,186	693,806
1,500,000	HARTNELL CA CMNTY CLG DIST (Step to 7.00% on 8/1/2022)(d)	8/1/2034	0.00	1,416,329	1,859,254
3,500,000	HEALDSBURG CA UNIF SCH DIST (Step to 4.60% on 8/1/2022)(d)	8/1/2037	0.00	3,365,808	3,865,190
1,000,000	HELENDALE CA SCH DIST	8/1/2034	6.25	998,403	1,355,629
1,000,000	IMPERIAL CA CMNTY CLG DIST	8/1/2040	6.75	1,005,973	1,233,059
750,000	MARTINEZ CA UNIF SCH DIST	8/1/2035	6.13	747,053	873,263
2,000,000	OAK PARK CA UNIF SCH DIST	8/1/2038	7.10	1,999,782	2,889,852
1,000,000	REDONDO BEACH CA UNIF SCH DIST	8/1/2034	6.38	996,669	1,262,415
750,000	REEF-SUNSET CA UNIF SCH DIST	8/1/2038	4.85	749,720	861,182
1,000,000	RIVERSIDE CA CMNTY PPTYS DEV INC LEASE REVENUE	10/15/2038	6.00	1,006,834	1,117,257
1,500,000	S TAHOE CA JT PWRS FING AUTH LEASE REVENUE	10/1/2030	5.00	1,556,593	1,669,233
350,000	SACRAMENTO CNTY CA WTR FING AUTH REVENUE (Floating, ICE LIBOR USD 3M + 0.57%)(e)	6/1/2039	0.65	350,000	347,807
500,000	SAN DIEGO CA HSG AUTH MF HSG REVENUE	5/1/2029	5.00	500,000	501,342
1,500,000	SAN GABRIEL CA UNIF SCH DIST	8/1/2039	5.35	1,495,071	1,560,706
1,000,000	SAN JOSE CA FING AUTH LEASE REVENUE	6/1/2039	5.00	1,014,028	1,066,884
500,000	SANTA MONICA CA REDEV AGY	7/1/2036	5.88	500,000	504,561
2,185,000	SULPHUR SPRINGS CA UNION SCH DIST COPS	12/1/2037	6.50	2,183,457	2,654,510
1,500,000	SUTTER BUTTE CA FLOOD AGY ASSMNT REVENUE	10/1/2038	4.00	1,485,329	1,584,507
1,000,000	TRACY CA JT UNIF SCH DIST (Step to 7.30% on 8/1/2027)(d)	8/1/2041	0.00	752,564	1,102,799
				36,317,168	44,480,010	6.26%
Colorado
500,000	9TH AVENUE MET DIST #2 CO	12/1/2048	5.00	500,000	533,430
30	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2021 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Colorado (Cont'd):
500,000	BASELINE MET DIST #1 CO SPL REVENUE	12/1/2051	5.00	$ 533,383	532,543
1,000,000	BRIGHTON CROSSING MET DIST #6 CO	12/1/2050	5.00	1,015,734	1,094,986
750,000	BROADWAY STATION MET DIST #2 CO	12/1/2048	5.13	750,000	812,401
1,000,000	BROADWAY STATION MET DIST #3 CO	12/1/2049	5.00	1,022,444	1,090,058
650,000	BUFFALO HIGHLANDS MET DIST	12/1/2038	5.25	651,427	694,812
830,000	CHAMBERS HIGHPOINT MET DIST #2 CO	12/1/2051	5.00	878,749	864,333
500,000	CLEAR CREEK TRANSIT MET DIST #2 CO	12/1/2050	5.00	521,165	542,908
1,000,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH REVENUE	7/1/2034	5.60	995,438	1,003,615
1,000,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH REVENUE	9/1/2046	5.00	1,000,000	1,000,402
1,250,000	COLORADO ST HLTH FACS AUTH HOSP REVENUE	12/1/2048	5.00	1,302,640	1,450,060
1,000,000	COLORADO ST HLTH FACS AUTH HOSP REVENUE	12/1/2050	4.00	1,049,964	1,132,858
1,000,000	COLORADO ST HLTH FACS AUTH REVENUE	8/1/2033	7.63	990,347	1,058,643
750,000	COPPERLEAF CO MET DIST #4	12/1/2049	5.00	778,868	810,121
1,000,000	CREEKWALK MARKETPLACE BUSINESS IMPT DIST CO(b)	12/1/2039	5.50	1,000,000	1,110,264
750,000	CRYSTAL CO CROSSING MET DIST	12/1/2040	5.25	750,000	810,813
1,500,000	DENVER CO CITY & CNTY MF HSG REVENUE	2/1/2039	2.05	1,500,000	1,462,270
1,000,000	DIATC MET DIST CO(b)	12/1/2049	5.00	1,053,006	1,074,022
1,000,000	DOUGLAS CNTY CO MF REVENUE	10/1/2029	4.50	1,000,000	1,002,053
1,000,000	GREEN VALLEY RANCH EAST MET DIST #6 CO	12/1/2050	5.88	1,000,000	1,101,708
500,000	HASKINS STATION CO MET DIST	12/1/2039	5.00	516,133	540,626
500,000	HUNTERS OVERLOOK METRO DIST #5 CO	12/1/2049	5.00	523,859	545,429
500,000	JOHNSTOWN VLG MET DIST #2 CO	12/1/2050	5.00	503,614	540,544
655,000	LAMBERTSON FARMS CO MET DIST #1 REVENUE	12/15/2025	5.00	646,140	620,496
500,000	LAMBERTSON FARMS CO MET DIST #1 REVENUE	12/15/2035	5.50	500,000	445,528
2,000,000	LEGATO CMNTY AUTH CO LTD TAX SUPPORTED REVENUE (Step to 5.00% on 12/1/2026)(d)	12/1/2051	0.00	1,594,047	1,663,977
500,000	LEGATO CMNTY AUTH CO LTD TAX SUPPORTED REVENUE	12/1/2051	5.00	528,643	538,406
750,000	LEYDEN ROCK MET DIST #10	12/1/2045	5.00	765,620	778,175
1,000,000	LITTLETON VLG MET DIST #2 COLO SPL REVENUE	12/1/2045	5.38	996,613	1,031,401
750,000	MIRABELLE MET DIST #2 CO	12/1/2049	5.00	787,928	807,334
583,045	MOUNT CARBON CO MET DIST REVENUE (Step to 0.00% on 6/1/2033)(d)	6/1/2043	7.00	583,045	583,107
200,000	MOUNT CARBON CO MET DIST REVENUE(c)	6/1/2043	8.00	-	44,000
1,000,000	PAINTED PRAIRIE PUB IMPT AUTH CO	12/1/2039	5.00	1,032,000	1,091,896
500,000	PALISADE CO MET DIST #2 LIMITED TAX	12/1/2046	5.00	510,386	516,250
650,000	PEAK MET DIST #1 CO(b)	12/1/2051	5.00	676,263	709,031
650,000	PRONGHORN VLY MET DIST CO	12/1/2051	4.00	650,000	644,342
1,400,000	REUNION MET DIST CO SPL REVENUE	12/1/2044	3.63	1,346,768	1,359,303
500,000	RIVERVIEW MET DIST CO	12/1/2051	5.00	536,331	532,168
500,000	ST VRAIN LAKES MET DIST #2	12/1/2037	5.00	500,000	529,578
1,000,000	STC MET DIST #2 CO	12/1/2049	5.00	1,049,081	1,085,198
1,000,000	THOMPSON CROSSING MET DIST #4 CO	12/1/2049	5.00	1,046,653	1,073,731
1,000,000	TRANSPORT MET DIST #3 CO	12/1/2041	5.00	1,022,967	1,118,937
750,000	TRANSPORT MET DIST #3 CO	12/1/2051	5.00	754,595	830,357
700,000	VAUXMONT MET DIST CO	12/15/2050	3.25	700,000	753,964
1,000,000	WINDLER PUB IMPT AUTH CO LTD TAX SUPPORTED REVENUE	12/1/2041	4.00	1,000,000	991,751
1,000,000	WINDSHIRE PARK CO MET DIST #2	12/1/2047	6.50	1,072,160	1,131,590
				38,136,011	39,689,419	5.58%
31	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2021 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Connecticut
500,000	CONNECTICUT ST HLTH & EDUCTNL FACS AUTH REVENUE(b)	1/1/2027	3.25	$ 500,000	509,226
500,000	CONNECTICUT ST HLTH & EDUCTNL FACS AUTH REVENUE(b)	1/1/2055	5.00	513,232	552,360
180,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	11/15/2035	3.88	180,000	182,104
500,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	5/15/2038	3.95	500,000	520,030
2,000,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	5/15/2045	3.85	2,041,009	2,049,956
5,000,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	11/15/2047	3.65	5,000,000	5,008,402
583,408	MASHANTUCKET WSTRN PEQUOT TRIBE CT	7/1/2031	6.05	593,305	87,511
650,000	STEEL POINT INFRASTRUCTURE IMPT DIST CT SPL OBLIG REVENUE	4/1/2051	4.00	661,687	661,687
				9,989,233	9,571,276	1.35%
District of Columbia
500,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	7/1/2033	5.45	500,000	501,317
1,000,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	6/1/2040	4.90	1,000,000	1,005,468
1,000,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	6/1/2041	5.00	1,000,000	1,005,406
665,000	DIST OF COLUMBIA REVENUE	7/1/2027	4.13	623,579	705,353
1,250,000	DIST OF COLUMBIA REVENUE	7/1/2042	5.00	1,098,718	1,339,486
3,500,000	DISTRICT OF COLUMBIA HSG FIN AGY	3/1/2042	2.50	3,500,000	3,484,285
1,000,000	DISTRICT OF COLUMBIA HSG FIN AGY	9/1/2043	4.05	1,000,000	1,120,583
				8,722,297	9,161,898	1.29%
Florida
1,000,000	ALACHUA CNTY FL HLTH FACS AUTH CCRC	10/1/2032	8.00	1,041,698	1,071,916
550,000	ARTISAN LAKES EAST CDD FL CAPITAL IMPT REVENUE(b)	5/1/2052	4.00	580,925	574,934
390,000	ASTURIA FL CMNTY DEV DIST SPL ASSMNT	5/1/2034	5.75	390,000	416,800
1,000,000	BELLALAGO FL EDUCTNL FACS BENEFIT DIST CAPITAL IMPT REVENUE	5/1/2030	4.38	989,053	1,093,394
500,000	BLACKBURN CREEK CMNTY DEV DISTFL CAP IMPT REVENUE	5/1/2035	6.25	500,000	564,219
180,000	BLACKBURN CREEK CMNTY DEV DISTFL CAP IMPT REVENUE	5/1/2045	6.25	180,000	201,579
1,370,000	CAPITAL TRUST AGY FL CHRT SCH REVENUE	2/1/2035	5.38	1,370,000	1,444,884
1,025,000	CAPITAL TRUST AGY FL EDUCTNL FACS REVENUE(b)	7/1/2051	4.00	1,106,599	1,101,123
485,000	CAPITAL TRUST AGY FL EDUCTNL FACS REVENUE	6/1/2056	4.00	518,739	533,706
900,000	CAPITAL TRUST AGY FL EDUCTNL FACS REVENUE(b)	6/1/2056	5.00	977,748	1,003,538
945,000	CAPITAL TRUST AGY FL EDUCTNL FACS REVENUE(b)	7/1/2056	4.00	1,012,358	1,006,992
750,000	CAPITAL TRUST AGY FL REVENUE	4/1/2035	7.00	750,000	414,712
1,750,000	CAPITAL TRUST AGY FL REVENUE(b)(c)(f)	12/1/2035	6.75	1,745,953	560,000
750,000	CAPITAL TRUST AGY FL REVENUE(b)(c)(f)	7/1/2037	6.75	750,000	228,750
500,000	CAPITAL TRUST AGY FL STUDENT HSG REVENUE(b)	12/1/2043	5.25	512,564	583,176
710,000	CELEBRATION POINTE CMNTY DEV DIST #1 FL SPL ASSMNT REVENUE(b)	5/1/2032	5.00	713,417	781,619
500,000	CFM FL CDD REVENUE	5/1/2051	4.00	518,542	518,118
750,000	COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REVENUE(b)(c)(f)	5/15/2026	7.25	750,000	510,000
1,750,000	COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REVENUE(b)(c)(f)	5/15/2044	8.13	1,913,765	1,190,000
1,000,000	DAVIE FL EDUCTNL FACS REVENUE	4/1/2042	6.00	1,006,231	1,085,086
32	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2021 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Florida (Cont'd):
1,000,000	EAST NASSAU STEWARDSHIP DIST FL SPL ASSMNT REVENUE	5/1/2051	4.00	$ 1,024,021	1,031,313
800,000	ENTRADA CMNTY DEV DIST FL CAPITAL IMPT REVENUE(b)	5/1/2052	4.00	842,974	836,267
580,000	ESCAMBIA CNTY FL HSG FIN AUTH SF MTGE REVENUE	10/1/2049	3.75	580,000	614,641
615,000	FISHHAWK CCD IV FL SPL ASSMNT REVENUE	5/1/2033	7.00	615,000	661,931
1,350,000	FLORIDA DEV FIN CORP SURFACE TRANPRTN FAC REVENUE(b)	1/1/2049	7.38	1,292,853	1,469,075
1,000,000	FLORIDA ST DEV FIN CORP EDUCTNL FACS REVENUE(b)	6/15/2035	6.00	1,000,628	1,128,110
920,000	FLORIDA ST DEV FIN CORP EDUCTNL FACS REVENUE(b)	6/1/2040	5.00	946,848	1,017,822
500,000	FLORIDA ST DEV FIN CORP SENIOR LIVING REVENUE(b)	6/1/2027	2.38	500,000	495,409
2,000,000	FLORIDA ST DEV FIN CORP SENIOR LIVING REVENUE(b)	6/1/2050	5.25	2,037,453	2,334,770
1,350,000	FLORIDA ST DEV FIN CORP SENIOR LIVING REVENUE	6/1/2051	5.00	1,500,281	1,537,070
395,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2035	3.75	395,000	408,802
205,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2039	4.20	205,000	206,511
1,145,000	FLORIDA ST HSG FIN CORP REVENUE	1/1/2045	4.20	1,145,000	1,235,895
730,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2049	3.30	730,000	752,926
2,500,000	FLORIDA ST HSG FIN CORP REVENUE	1/1/2052	2.30	2,500,000	2,382,623
1,000,000	FRERC CDD FL	11/1/2040	5.38	1,000,000	1,070,207
700,000	GRANDE PINES CDD FL SPL ASSMNT REVENUE	5/1/2041	3.75	699,010	711,266
650,000	HARBOR BAY FL CDD CAPITAL IMPT REVENUE	5/1/2048	4.10	645,800	695,748
700,000	HERITAGE HARBOUR FL N CDD SPL ASSMNT	5/1/2034	5.00	700,000	808,970
1,500,000	HILLSBOROUGH CNTY FL UTILITY REFUNDING REVENUE	8/1/2051	2.50	1,496,250	1,449,935
1,000,000	HOLLYWOOD BEACH FL CMNTY DEV DIST REVENUE	10/1/2045	4.00	1,098,358	1,140,810
710,000	LAKE CNTY FLA RETMNT FAC REVENUE	8/15/2050	5.75	724,366	804,048
600,000	LAKES OF SARASOTA CDD FL IMPT REVENUE	5/1/2031	3.88	595,952	602,612
500,000	LAKES OF SARASOTA CDD FL IMPT REVENUE	5/1/2031	4.13	498,618	505,713
385,000	LAKES OF SARASOTA CDD FL IMPT REVENUE	5/1/2041	4.13	383,710	390,318
235,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2025	4.25	234,765	245,368
700,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2033	6.70	700,000	737,649
1,000,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2034	5.35	1,000,000	1,144,848
1,200,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2036	5.00	1,200,000	1,307,351
750,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE(b)	5/1/2037	5.00	745,175	830,522
750,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2037	5.25	746,000	838,062
700,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2038	5.00	700,000	779,552
1,000,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2039	5.30	1,000,000	1,148,219
580,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE(b)	5/1/2040	3.63	575,716	601,878
1,000,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE(b)	5/1/2040	3.75	1,000,000	1,045,528
630,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2049	4.00	626,749	661,064
425,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2049	4.50	419,038	462,012
1,440,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2050	4.00	1,435,967	1,505,861
795,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2052	4.00	838,335	828,394
33	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2021 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Florida (Cont'd):
265,000	LONG LAKE RANCH CMNTY DEV DIST FLA CAP IMPT REVENUE	5/1/2024	5.63	$ 265,000	275,279
500,000	LT RANCH CDD FL CAPITAL IMPT REVENUE	5/1/2040	4.00	505,421	529,922
250,000	MAGNOLIA CREEK FL CDD CAPITAL IMPT REVENUE(c)	5/1/2014	5.60	250,000	58,125
735,000	MARSHALL CREEK FL CDD SPL ASSMNT	5/1/2032	5.00	743,387	778,141
500,000	MIAMI BEACH FL HLTH FACS AUTH	11/15/2044	5.00	520,793	549,243
135,000	MIAMI-DADE CNTY FL HLTH FACS AUTH HOSP REVENUE	8/1/2030	6.00	131,055	135,595
245,000	N SPRINGS FL IMPT DIST	5/1/2027	6.00	245,000	267,707
115,000	NEW RIVER FL CDD CAPITAL IMPT REVENUE(c)	5/1/2013	5.00	114,821	1
1,120,000	NORTH RIVER RANCH CDD FL CAPITAL IMPT REVENUE	5/1/2035	4.20	1,120,000	1,155,809
500,000	NORTH SPRINGS FL IMPT DIST	5/1/2044	6.50	500,000	551,718
1,400,000	NTHRN PALM BEACH CNTY FL IMPT DIST	8/1/2029	5.00	1,404,101	1,509,264
500,000	NTHRN PALM BEACH CNTY FL IMPT DIST	8/1/2037	5.00	507,558	568,804
1,000,000	ORANGE CNTY FL HLTH FACS AUTH REVENUE	8/1/2034	5.00	1,021,955	1,105,527
750,000	ORANGE CNTY FL HLTH FACS AUTH REVENUE	8/1/2035	5.00	768,888	855,421
1,000,000	ORANGE CNTY FL HLTH FACS AUTH REVENUE	8/1/2047	5.00	1,049,411	1,093,472
55,000	ORANGE CNTY FL HSG FIN AUTH	9/1/2035	3.80	55,000	55,644
500,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	6/1/2034	7.25	500,000	526,660
1,200,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	5/15/2036	5.00	1,274,091	1,366,979
1,000,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	6/1/2049	7.50	1,017,520	1,053,233
2,935,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	5/15/2053	4.00	2,870,439	3,216,610
500,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	6/1/2055	5.00	512,364	539,094
500,000	PARKER ROAD FL CDD CAPITAL IMPT REVENUE	5/1/2050	4.10	498,303	524,687
500,000	PARKVIEW AT LONG LAKE RANCH CDD FL SPL ASSMNET	5/1/2051	4.00	503,611	521,007
1,000,000	PINELLAS CNTY FL HSG FIN AUTH SF HSG REVENUE	3/1/2052	3.00	1,089,898	1,083,716
500,000	PINELLAS CNTY FL INDL DEV AUTH INDL DEV REVENUE	7/1/2039	5.00	546,071	568,235
700,000	POINCIANA FL W CDD SPL ASSMNT	5/1/2030	5.38	694,025	766,315
560,000	RIVER LANDING CDD FL CAP IMPT REVENUE	11/1/2035	4.25	558,216	562,937
1,900,000	SAINT JOHNS CNTY FL INDL DEV AUTH REVENUE	8/1/2055	4.00	2,005,350	2,134,099
880,000	SANDRIDGE CMNTY DEV DIST FL SPL ASSMNT REVENUE	5/1/2031	3.88	880,000	886,644
730,000	SANDRIDGE CMNTY DEV DIST FL SPL ASSMNT REVENUE	5/1/2051	4.00	719,982	735,187
1,000,000	SAWYERS LANDING CDD FL SPL ASSMNT REVENUE	5/1/2041	4.13	991,319	1,044,654
2,250,000	SAWYERS LANDING CDD FL SPL ASSMNT REVENUE	5/1/2053	4.25	2,196,310	2,336,074
830,000	SEMINOLE CNTY FL INDL DEV AUTH EDUCTNL FACS REVENUE(b)	6/15/2051	4.00	923,231	913,303
150,000	SILVERLEAF FL CDD CAPITAL IMPT REVENUE	5/1/2044	6.75	147,423	164,707
600,000	SOUTHERN GROVE CMNTY DEV DIST #5 SPL ASSMNT	5/1/2048	4.00	633,312	627,195
142,538	STERLING HILL FL CDD CAPITAL IMPT REVENUE(c)	11/1/2010	5.50	142,538	85,523
1,100,000	TALLAHASSEE FL HLTH FACS REVENUE	12/1/2040	5.00	1,132,243	1,230,074
500,000	TOLOMATO FL CDD	5/1/2037	4.25	500,000	549,137
50,000	TOLOMATO FL CDD (Step to 6.61% on 5/1/2022)(d)	5/1/2040	0.00	52,791	44,408
34	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2021 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Florida (Cont'd):
185,000	TOLOMATO FL CDD (Step to 6.61% on 11/1/2021)(d)	5/1/2040	0.00	$ 185,020	184,573
115,000	TOLOMATO FL CDD (Step to 6.61% on 11/1/2024)(d)	5/1/2040	0.00	92,439	88,903
1,490,000	TOLOMATO FL CDD	5/1/2040	3.75	1,435,756	1,640,725
125,000	TOLOMATO FL CDD	5/1/2040	6.61	-	1
1,000,000	TRADITION CDD #9 FL SPL ASSMNT	5/1/2052	4.00	1,062,976	1,043,673
700,000	TROUT CREEK CDD FL CAPITAL IMPT REVENUE	5/1/2038	5.38	700,000	782,400
385,000	TROUT CREEK CDD FL CAPITAL IMPT REVENUE	5/1/2040	4.00	389,223	402,341
500,000	TSR CDD FL SPL ASSMNT REVENUE	11/1/2035	5.38	498,773	575,180
1,500,000	UNIVERSITY PARK RECREATION DIST FL ON-AD VALOREM ASSMNT	5/1/2050	3.50	1,500,000	1,632,792
1,105,000	VLG FL CDD #7 SPL ASSMNT REVENUE	5/1/2036	4.00	1,098,957	1,188,460
4,000	WATERS EDGE FL CDD CAPITAL IMPT REVENUE	5/1/2039	5.35	4,000	4,004
80,000	WATERS EDGE FL CDD CAPITAL IMPT REVENUE	5/1/2039	6.60	79,418	80,568
655,000	WIREGRASS FL CDD CAPITAL IMPT REVENUE	5/1/2035	5.38	651,829	710,153
1,000,000	WIREGRASS II CDD FL CAPITAL IMPROVEMENT REVENUE	5/1/2050	3.88	985,518	1,033,548
750,000	WYNNFIELD LAKES FL CDD	5/1/2036	4.50	745,652	796,463
350,934	ZEPHYR RIDGE FL CDD CAPITAL IMPT REVENUE(c)	5/1/2013	5.25	351,276	154,411
				91,078,723	92,601,991	13.03%
Georgia
500,000	ATHENS-CLARKE CNTY GA UNIF GOVT DEV AUTH REVENUE	6/15/2039	5.00	505,201	538,065
1,350,000	COBB CNTY GA DEV AUTH(b)	12/1/2039	5.00	1,413,632	1,401,190
3,500,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2037	3.80	3,500,000	3,566,109
1,175,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2037	4.00	1,175,000	1,178,963
905,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2038	3.85	905,000	962,119
2,500,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2040	3.80	2,500,000	2,618,702
1,000,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2041	3.85	1,001,223	1,017,239
1,950,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2043	3.90	1,938,320	1,982,581
895,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2048	4.00	895,000	932,205
1,750,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2049	3.25	1,750,000	1,832,770
				15,583,376	16,029,943	2.25%
Idaho
570,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2024	7.00	570,000	495,348
750,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2029	7.38	744,358	643,408
1,000,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2044	8.00	1,029,287	854,148
				2,343,645	1,992,904	0.28%
Illinois
1,195,000	BELLWOOD IL	12/1/2027	5.88	1,189,207	1,273,420
1,495,000	BOLINGBROOK IL SPL SVC AREA SPL TAX	3/1/2030	4.00	1,535,268	1,710,983
1,250,000	BURBANK IL EDUCTNL FACS REVENUE(b)	9/1/2035	6.00	1,257,933	1,365,568
1,000,000	BUREAU CNTY TWP IL HIGH SCH DIST #502	10/1/2043	6.63	1,019,597	1,133,405
1,000,000	CHICAGO HEIGHTS IL	12/1/2029	4.50	1,036,458	1,120,747
1,000,000	CHICAGO IL MIDWAY ARPT REVENUE	1/1/2035	5.25	1,000,471	1,058,473
1,000,000	CHICAGO IL PARK DIST	1/1/2028	5.00	1,048,087	1,087,217
750,000	CHICAGO IL PARK DIST	1/1/2042	4.00	769,616	863,543
637,000	CORTLAND IL SPL TAX REVENUE(c)	3/1/2017	5.50	633,881	12,740
500,000	DECATUR IL	3/1/2034	5.00	505,658	552,021
830,000	EVANSTON ILL EDL FAC REV(b)	4/1/2041	4.38	828,355	836,064
1,500,000	ILLINOIS ST	2/1/2030	4.00	1,494,685	1,704,728
35	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2021 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Illinois (Cont'd):
500,000	ILLINOIS ST	7/1/2033	5.50	$ 498,790	534,852
1,000,000	ILLINOIS ST EDUCTNL FACS AUTH	11/1/2036	4.50	1,000,000	1,108,342
675,000	ILLINOIS ST FIN AUTH EDUCTNL FAC REVENUE	2/1/2034	6.00	677,888	721,530
500,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2036	5.00	501,006	565,551
750,000	ILLINOIS ST FIN AUTH REVENUE	12/1/2037	5.00	761,804	840,334
500,000	ILLINOIS ST FIN AUTH REVENUE	5/1/2038	5.25	508,008	530,463
1,450,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2038	5.13	1,411,789	1,529,264
1,500,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2045	5.00	1,559,448	1,650,593
1,000,000	ILLINOIS ST HSG DEV AUTH MF REVENUE	7/1/2044	3.15	1,000,000	1,050,472
2,500,000	ILLINOIS ST HSG DEV AUTH MF REVENUE	7/1/2061	3.00	2,500,000	2,516,654
340,000	ILLINOIS ST HSG DEV AUTH REVENUE	4/1/2041	3.88	340,000	362,424
1,500,000	ILLINOIS ST HSG DEV AUTH REVENUE	10/1/2042	2.38	1,500,000	1,457,957
1,000,000	ILLINOIS ST SALES TAX REVENUE	6/15/2033	5.00	1,058,277	1,215,381
1,500,000	ILLINOIS ST SPORTS FACS AUTH	6/15/2031	5.25	1,543,324	1,650,432
500,000	LAKE CNTY IL SCH DIST #33	12/1/2040	5.00	513,209	579,155
1,000,000	MACON & MOULTRIE CNTYS IL CMNTY SCH DIST #3 MOUNT ZION	12/1/2041	5.50	1,009,315	1,113,394
1,080,000	MACOUPIN SANGAMON & MONTGOMERY CNTYS IL CMNTY SCH DIST #34	12/1/2037	4.25	1,094,032	1,159,373
1,000,000	MALTA IL TAX INCR REVENUE(c)	12/30/2025	5.75	1,000,000	350,000
500,000	MET PIER & EXPOSITION AUTH IL REVENUE	6/15/2057	5.00	515,584	585,529
500,000	RICHTON PARK IL PUBLIC LIBRARY DIST	12/15/2032	4.50	511,798	523,058
750,000	ROCKFORD IL	12/15/2030	4.00	750,000	752,003
360,000	S WSTRN IL DEV AUTH(c)	10/1/2022	7.00	360,000	208,800
385,000	UPPER IL RIVER VLY DEV AUTH(b)	12/1/2022	4.00	384,130	388,918
750,000	UPPER IL RIVER VLY DEV AUTH(b)	12/1/2037	5.25	766,439	808,344
465,000	UPPER IL RIVER VLY DEV AUTH(b)	1/1/2045	5.00	490,418	490,137
685,000	WESTMONT IL PARK DIST(g)	12/1/2031	0.00	377,789	425,272
685,000	WESTMONT IL PARK DIST(g)	12/1/2033	0.00	330,151	372,821
				35,282,415	36,209,962	5.09%
Indiana
1,000,000	EAST CHICAGO IN SAN DIST REVENUE	7/15/2035	4.00	993,270	1,066,396
500,000	INDIANA ST FIN AUTH REVENUE	11/15/2031	5.50	495,015	503,009
1,000,000	INDIANA ST FIN AUTH REVENUE	11/15/2033	6.50	989,623	1,083,336
1,000,000	INDIANA ST FIN AUTH REVENUE	3/1/2041	5.00	1,004,094	1,019,873
1,500,000	INDIANA ST FIN AUTH REVENUE	11/15/2041	4.00	1,737,438	1,729,428
500,000	INDIANA ST FIN AUTH REVENUE	11/15/2041	5.88	513,765	559,597
1,000,000	INDIANA ST FIN AUTH REVENUE	11/15/2041	6.00	988,397	1,121,149
1,000,000	INDIANA ST FIN AUTH REVENUE	11/15/2046	5.25	1,023,839	1,149,706
1,500,000	INDIANA ST HSG & CMNTY DEV AUTH MF HSG REVENUE	1/1/2036	5.75	1,500,000	1,544,452
600,000	MERRILLVILLE IN ECON DEV REVENUE	4/1/2036	5.75	600,000	624,749
615,000	MUNSTER IN ECON DEV TAX INCR REVENUE	7/15/2026	4.75	613,686	647,577
1,000,000	SCHERERVILLE IN ECON DEV REVENUE	1/15/2030	6.00	1,003,659	1,072,657
				11,462,786	12,121,929	1.71%
Iowa
1,500,000	IOWA ST FIN AUTH REVENUE	5/15/2036	5.00	1,592,614	1,708,723
1,000,000	IOWA ST FIN AUTH REVENUE	5/15/2053	4.00	1,115,158	1,100,783
500,000	IOWA ST HGR EDU LOAN AUTH	11/1/2030	5.00	517,147	561,095
				3,224,919	3,370,601	0.47%
Kansas
1,000,000	FRANKLIN CNTY KS UNIF SCH DIST #290	9/1/2039	4.75	1,024,730	1,165,130
935,000	WYANDOTTE CNTY KS KANSAS CITY UNIF GOVT SPL OBLG REVENUE	9/1/2032	5.75	929,739	946,077
				1,954,469	2,111,207	0.30%
Kentucky
310,000	KENTUCKY ST HSG CORP HSG REVENUE	7/1/2028	3.75	307,261	315,852
				307,261	315,852	0.04%
36	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2021 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Louisiana
1,000,000	LOUISIANA PUB FACS AUTH REVENUE(b)	6/1/2051	5.00	$ 1,067,241	1,053,986
1,000,000	LOUISIANA ST ENERGY & PWR AUTH PWR PROJ REVENUE	6/1/2038	5.25	1,004,729	1,081,818
650,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH	11/15/2025	5.25	676,186	691,690
1,000,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH	11/15/2030	6.00	1,009,018	1,109,122
700,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVE(b)	11/1/2037	5.65	700,000	835,648
1,000,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVE(b)	7/1/2039	5.00	1,056,479	1,059,804
600,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVENUE(b)	11/1/2039	5.50	600,000	682,987
900,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVENUE(b)	11/1/2044	4.00	900,000	971,474
750,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVENUE(b)	11/1/2044	4.40	750,000	824,500
1,250,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVENUE(b)	11/1/2046	4.00	1,250,000	1,361,051
500,000	LOUISIANA ST PUBLIC FACS AUTH HOSP REVENUE	7/1/2035	5.00	521,124	570,175
370,000	LOUISIANA ST PUBLIC FACS AUTH REVENUE (Floating, ICE LIBOR USD 3M + 0.70%)(e)	2/15/2036	0.78	370,000	368,154
750,000	SAINT TAMMANY LA PUBLIC TRUST FING AUTH	11/15/2037	5.25	755,337	810,228
				10,660,114	11,420,637	1.61%
Maine
925,000	MAINE ST HSG AUTH MTGE PURCHASE	11/15/2040	3.85	925,000	964,966
500,000	MAINE ST HSG AUTH MTGE PURCHASE	11/15/2042	4.05	500,000	531,583
				1,425,000	1,496,549	0.21%
Maryland
500,000	MARYLAND ST CMNTY DEV ADMIN DEPT HSG & CMNTY DEV	7/1/2031	4.50	500,000	501,221
1,250,000	MARYLAND ST HLTH & HGR EDUCTNL FACS AUTH REVENUE	7/1/2048	4.00	1,222,633	1,420,506
500,000	MONTGOMERY CNTY MD HSG OPPORTUNITIES COMMISSION MF REVENUE	7/1/2037	5.13	500,000	503,961
555,000	MONTGOMERY CNTY MD HSG OPPORTUNITIES COMMISSION SF MTGE REVENUE	7/1/2038	4.00	555,000	558,664
				2,777,633	2,984,352	0.42%
Massachusetts
4,000,000	MASSACHUSETTS ST DEV FIN AGY MF REVENUE	1/1/2042	2.30	4,000,000	3,874,018
700,000	MASSACHUSETTS ST DEV FIN AGY REVENUE(b)	10/1/2047	5.00	739,117	759,841
1,500,000	MASSACHUSETTS ST DEV FIN AGY REVENUE	6/1/2049	4.00	1,514,799	1,672,136
725,000	MASSACHUSETTS ST EDUCTNL FING AUTH	7/1/2034	3.63	731,758	759,071
1,000,000	MASSACHUSETTS ST EDUCTNL FING AUTH	7/1/2037	2.00	1,000,000	990,942
1,500,000	MASSACHUSETTS ST EDUCTNL FING AUTH	7/1/2048	3.75	1,445,849	1,564,052
1,700,000	MASSACHUSETTS ST EDUCTNL FING AUTH	7/1/2051	3.00	1,710,142	1,685,786
700,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2033	5.00	700,000	734,191
700,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2038	5.15	700,000	733,294
1,000,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2043	5.00	1,000,000	1,042,386
37	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2021 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Massachusetts (Cont'd):
2,545,000	MASSACHUSETTS ST HSG FIN AGY HSG REVENUE	12/1/2043	4.00	$ 2,545,000	2,583,989
1,505,000	MASSACHUSETTS ST HSG FIN AGY HSG REVENUE	6/1/2046	4.20	1,505,000	1,608,760
500,000	MASSACHUSETTS ST HSG FIN AGY HSG REVENUE	6/1/2063	2.80	500,000	488,800
500,000	ROWLEY MA	5/1/2027	4.00	500,000	501,466
				18,591,665	18,998,732	2.67%
Michigan
190,000	CHANDLER PARK ACADEMY MI PUBLIC SCH ACADEMY REVENUE	11/1/2022	5.00	183,245	190,397
500,000	KALAMAZOO MI ECON DEV CORP	5/15/2043	5.00	529,534	565,384
750,000	MICHIGAN ST FIN AUTH REVENUE	11/15/2035	5.25	746,265	811,505
500,000	MICHIGAN ST FIN AUTH REVENUE	11/15/2042	5.00	510,674	523,162
1,850,000	MICHIGAN ST HSG DEV AUTH RENTAL HSG REVENUE	10/1/2035	4.10	1,850,000	1,973,358
600,000	MICHIGAN ST HSG DEV AUTH RENTAL HSG REVENUE	10/1/2042	3.75	600,000	639,397
1,650,000	MICHIGAN ST HSG DEV AUTH RENTAL HSG REVENUE	10/1/2043	4.00	1,650,000	1,795,916
1,000,000	MICHIGAN ST HSG DEV AUTH RENTAL HSG REVENUE	10/1/2049	3.35	1,059,798	1,047,447
2,250,000	MICHIGAN ST HSG DEV AUTH RENTAL HSG REVENUE	10/1/2054	3.50	2,321,557	2,375,333
1,750,000	MICHIGAN ST HSG DEV AUTH RENTAL HSG REVENUE	10/1/2056	2.70	1,750,000	1,702,423
325,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	12/1/2036	3.70	325,000	334,044
535,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	6/1/2049	4.00	536,536	561,839
1,000,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	6/1/2050	3.15	1,000,000	1,036,787
5,000,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	6/1/2051	2.75	4,875,784	5,060,519
6,500,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	6/1/2052	2.50	6,500,000	6,084,061
420,000	MICHIGAN ST PUBLIC EDUCTNL FACS AUTH	11/1/2028	6.35	420,000	420,913
750,000	TAYLOR MI BROWNFIELD REDEV AUTH	5/1/2032	5.00	766,384	834,319
330,000	UNIVERSAL ACADEMY MI PUBLIC SCH ACADEMY REVENUE	12/1/2023	6.50	328,359	339,864
750,000	UNIVERSAL ACADEMY MI PUBLIC SCH ACADEMY REVENUE	12/1/2040	4.00	837,846	821,271
				26,790,982	27,117,939	3.81%
Minnesota
950,000	APPLE VLY MN SENIOR LIVING REVENUE	1/1/2047	5.00	929,981	720,807
1,000,000	APPLE VY MN SENIOR HSG REVENUE	9/1/2058	5.00	980,000	1,044,816
5,000,000	MINNESOTA ST HSG FIN AGY(e)(h)	1/1/2041	0.05	5,000,000	5,000,000
2,500,000	MINNESOTA ST OFFICE OF HGR EDU REVENUE	11/1/2038	2.65	2,372,057	2,553,338
				9,282,038	9,318,961	1.31%
Mississippi
500,000	MISSISSIPPI DEV BK SPL OBLIG(b)	11/1/2036	3.63	500,000	493,977
1,000,000	MISSISSIPPI ST DEV BANK SPL OBLG(b)	11/1/2039	4.55	1,000,000	1,118,402
				1,500,000	1,612,379	0.23%
Missouri
500,000	JOPLIN MO INDL DEV AUTH SALES TAX REVENUE	11/1/2040	3.50	495,104	501,548
1,300,000	KANSAS CITY MO INDL DEV AUTH SENIOR LIVING FACS REVENUE(b)(c)(f)	11/15/2036	5.75	1,300,000	676,000
1,000,000	KIRKWOOD MO INDL DEV AUTH RETMNT CMNTY REVENUE	5/15/2037	5.25	1,014,525	1,138,682
1,000,000	MISSOURI ST HLTH & EDUCTNL FACS AUTH	2/1/2042	5.00	910,685	1,108,678
2,000,000	MISSOURI ST HLTH & EDUCTNL FACS AUTH	2/1/2048	4.00	2,069,346	2,232,234
38	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2021 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Missouri (Cont'd):
1,380,000	MISSOURI ST HSG DEV COMMISSION SF MTGE REVENUE	11/1/2046	2.20	$ 1,380,000	1,291,504
665,000	MISSOURI ST HSG DEV COMMISSION SF MTGE REVENUE	11/1/2048	3.80	665,000	709,934
420,000	MISSOURI ST HSG DEV COMMISSION SF MTGE REVENUE	11/1/2049	3.35	420,000	441,528
750,000	SAINT LOUIS CNTY MO INDL DEV AUTH SENIOR LIVING FACS	9/1/2042	5.00	752,997	767,674
				9,007,657	8,867,782	1.25%
Montana
765,000	MONTANA ST BRD OF HSG	12/1/2038	3.75	765,000	775,337
430,000	MONTANA ST BRD OF HSG	12/1/2038	5.20	430,000	450,441
825,000	MONTANA ST BRD OF HSG	6/1/2045	4.00	825,000	893,117
735,000	MONTANA ST BRD OF HSG SF MTGE	12/1/2037	3.95	735,000	796,319
650,000	MONTANA ST BRD OF HSG SF MTGE	12/1/2038	4.00	651,091	688,043
				3,406,091	3,603,257	0.51%
Nebraska
160,000	MEAD NE TAX INCR REVENUE(c)	7/1/2012	5.13	160,000	6,640
175,000	NEBRASKA ST INVESTMENT FIN AUTH SF HSG REVENUE	9/1/2042	3.05	175,000	179,887
				335,000	186,527	0.03%
Nevada
600,000	NEVADA ST HSG DIV SF MTGE REVENUE	10/1/2039	3.85	600,000	613,067
560,000	NEVADA ST HSG DIV SF MTGE REVENUE	10/1/2049	3.35	560,000	585,840
1,500,000	NEVADA ST HSG DIV SF MTGE REVENUE	10/1/2051	2.45	1,500,000	1,455,542
505,000	NORTH LAS VEGAS NV LOCAL IMPT(b)	12/1/2027	4.00	496,331	549,189
505,000	NORTH LAS VEGAS NV LOCAL IMPT(b)	12/1/2037	5.00	505,793	573,745
				3,662,124	3,777,383	0.53%
New Hampshire
1,350,000	NATIONAL FIN AUTH NH SENIOR LIVING REVENUE	1/1/2041	4.00	1,467,040	1,470,875
1,000,000	NEW HAMPSHIRE ST HSG FIN AUTH MF REVENUE	7/1/2051	2.60	1,000,000	987,137
1,500,000	NEW HAMPSHIRE ST HSG FIN AUTH MF REVENUE	7/1/2052	4.00	1,500,000	1,609,637
1,000,000	NEW HAMPSHIRE ST HSG FIN AUTH MF REVENUE	7/1/2061	2.85	1,000,000	985,251
50,000	NEW HAMPSHIRE ST HSG FIN AUTH SF REVENUE	7/1/2034	5.38	50,000	50,072
				5,017,040	5,102,972	0.72%
New Jersey
750,000	NEW JERSEY ST ECON DEV AUTH	6/15/2037	5.00	773,755	925,661
500,000	NEW JERSEY ST ECON DEV AUTH	6/15/2042	5.00	529,482	601,445
750,000	NEW JERSEY ST ECON DEV AUTH REVENUE	7/15/2047	5.00	787,191	855,042
2,500,000	NEW JERSEY ST HGR EDU ASSISTANCE AUTH STUDENT LOAN REVENUE	12/1/2039	3.50	2,493,317	2,659,005
1,000,000	NEW JERSEY ST HGR EDU ASSISTANCE AUTH STUDENT LOAN REVENUE	12/1/2050	4.25	988,448	1,050,155
1,000,000	NEW JERSEY ST HSG & MTGE FIN AGY MF CONDUIT REVENUE	1/1/2030	3.60	1,000,000	1,030,312
3,070,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	10/1/2035	3.75	3,070,000	3,323,407
1,250,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	10/1/2046	2.30	1,250,000	1,170,936
925,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	4/1/2049	4.00	927,094	991,985
500,000	NEW JERSEY ST TRANSPRTN TRUST FUND AUTH	12/15/2039	4.00	524,609	574,473
500,000	NEW JERSEY ST TRANSPRTN TRUST FUND AUTH	6/15/2041	5.25	505,520	575,129
700,000	TOBACCO SETTLEMENT FING CORP NJ	6/1/2046	5.00	703,907	820,272
				13,553,323	14,577,822	2.05%
New Mexico
500,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2042	3.90	500,000	502,897
39	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2021 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
New Mexico (Cont'd):
630,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2042	4.13	$ 630,000	634,222
1,305,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2043	3.85	1,305,000	1,380,279
675,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2046	3.80	675,000	699,733
590,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2048	3.90	590,000	630,956
790,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2048	4.00	791,272	849,051
935,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2049	3.35	935,000	976,380
825,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2049	4.00	825,000	888,916
1,545,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2050	3.00	1,587,220	1,587,665
1,000,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2051	2.35	1,000,000	947,869
				8,838,492	9,097,968	1.28%
New York
1,000,000	BUFFALO & ERIE CNTY NY INDL LAND DEV CORP REVENUE	11/1/2040	4.00	1,038,986	1,139,840
750,000	HEMPSTEAD TOWN NY LOCAL DEV CORP REVENUE	9/1/2038	5.00	751,752	803,436
500,000	MET TRANSPRTN AUTH NY REVENUE	11/15/2027	5.00	524,506	524,893
705,000	MONROE CNTY NY INDL DEV CORP REVENUE	1/1/2030	4.00	636,901	774,469
1,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2037	3.80	1,000,000	1,008,801
1,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2039	4.30	1,000,000	1,037,122
600,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2042	3.85	601,172	643,741
3,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	5/1/2045	3.90	2,838,750	3,113,972
1,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2047	3.65	1,000,000	1,051,313
1,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2049	3.95	1,000,000	1,080,489
1,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2055	3.00	1,000,000	1,018,992
2,500,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2056	2.60	2,500,000	2,458,723
2,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2060	2.80	2,000,000	2,003,543
2,000,000	NEW YORK CITY NY MUNI WTR FIN AUTH WTR & SWR SYS REVENUE	6/15/2038	5.00	2,050,204	2,154,388
1,000,000	NEW YORK ST HSG FIN AGY	11/1/2041	4.10	1,000,000	1,076,792
1,000,000	NEW YORK ST HSG FIN AGY	11/1/2042	4.00	1,000,000	1,070,792
1,000,000	NEW YORK ST HSG FIN AGY	11/1/2048	3.95	1,000,000	1,079,848
2,000,000	NEW YORK ST HSG FIN AGY AFFORDABLE HSG REVENUE	11/1/2046	2.60	2,000,000	1,936,133
5,000,000	NEW YORK ST HSG FIN AGY AFFORDABLE HSG REVENUE	11/1/2056	2.75	5,000,000	4,779,381
1,500,000	NEW YORK ST HSG FIN AGY REVENUE	11/1/2034	3.65	1,500,000	1,566,065
500,000	NEW YORK ST HSG FIN AGY REVENUE	11/1/2045	5.10	500,000	524,061
4,000,000	NEW YORK ST HSG FIN AGY REVENUE	5/1/2048	4.10	4,000,000	4,039,446
1,250,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	4/1/2036	2.20	1,250,000	1,236,435
905,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2036	3.90	905,000	952,713
230,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2042	3.75	230,000	231,555
1,500,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2045	2.45	1,500,000	1,467,751
1,000,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2046	2.50	995,073	985,768
1,395,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2048	3.80	1,395,000	1,473,527
1,990,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2049	2.95	1,990,000	2,040,777
1,500,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	4/1/2050	2.55	1,500,000	1,463,226
1,250,000	NEW YORK ST TRANSPRTN DEV CORP SPL FAC REVENUE	10/1/2030	4.00	1,245,294	1,459,281
550,000	WESTCHESTER CNTY NY LOCAL DEV CORP REVENUE	1/1/2034	5.00	556,167	574,137
40	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2021 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
New York (Cont'd):
500,000	WESTERN REGL OFF-TRACK BETTING CORP REVENUE(b)	12/1/2041	4.13	$ 494,235	493,564
				46,003,040	47,264,974	6.65%
North Carolina
1,750,000	MECKLENBURG CNTY NC MF HSG REVENUE	1/1/2036	5.38	1,750,000	1,766,938
410,000	NORTH CAROLINA ST EDU ASSISTANCE AUTH	6/1/2039	3.13	405,863	414,418
805,000	NORTH CAROLINA ST HSG FIN AGY HOME OWNERSHIP REVENUE	1/1/2041	3.95	812,597	865,237
775,000	NORTH CAROLINA ST HSG FIN AGY HOME OWNERSHIP REVENUE	1/1/2048	4.00	775,000	830,768
2,000,000	NORTH CAROLINA ST HSG FIN AGY HOMEOWNERSHIP REVENUE	7/1/2044	2.40	2,000,000	1,949,589
1,000,000	NORTH CAROLINA ST MED CARE COMMISSION HLTH CARE FACS REVENUE	11/1/2037	5.00	1,071,703	1,156,183
600,000	NORTH CAROLINA ST MED CARE COMMISSION RETMNT FACS REVENUE	10/1/2038	5.00	596,571	666,360
				7,411,734	7,649,493	1.08%
North Dakota
1,080,000	NORTH DAKOTA ST HSG FIN AGY	1/1/2044	3.05	1,080,000	1,111,055
2,000,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2044	2.35	2,000,000	1,962,992
1,000,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2044	2.50	1,000,000	1,009,918
				4,080,000	4,083,965	0.57%
Ohio
750,000	BUTLER CNTY OH PORT AUTH PUBLIC INFRASTRUCTURE REVENUE	12/1/2041	5.00	750,000	751,793
500,000	CLEVELAND-CUYAHOGA CNTY OH PORT AUTH TAX INCREMENT FING REVENUE(b)	12/1/2055	4.00	508,730	523,379
500,000	CLEVELAND-CUYAHOGA CNTY OH PORT AUTH TAX INCREMENT FING REVENUE(b)	12/1/2055	4.50	500,000	529,370
1,000,000	COLUMBUS-FRANKLIN CNTY OH FIN AUTH DEV REVENUE	5/15/2045	3.00	1,021,940	1,029,007
1,500,000	COLUMBUS-FRANKLIN CNTY OH FIN AUTH DEV REVENUE	5/15/2049	4.00	1,585,761	1,658,008
2,000,000	FRANKLIN CNTY OH HLTH CARE FACS REVENUE	7/1/2045	4.00	2,043,282	2,241,402
750,000	LAKE CNTY OH PORT & ECON DEV AUTH LEASE REVENUE(b)(c)(f)	12/1/2037	6.50	750,000	266,250
1,500,000	LUCAS MET HSG AUTH OH COPS	11/1/2036	5.00	1,538,915	1,643,279
2,000,000	OHIO ST HGR EDUCTNL FAC COMMISSION	11/1/2049	4.00	2,035,958	2,056,527
605,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2039	3.35	547,786	630,780
785,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2048	4.00	785,000	836,373
930,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	3/1/2049	4.00	930,000	1,003,494
705,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2049	3.35	705,000	738,076
4,000,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2051	2.45	4,030,327	3,873,499
1,000,000	REVERE OH LOCAL SCH DIST	12/1/2043	4.00	1,016,529	1,019,012
				18,749,228	18,800,249	2.64%
Oklahoma
2,000,000	OKLAHOMA ST DEV FIN AUTH	8/1/2049	5.00	2,198,141	2,348,120
				2,198,141	2,348,120	0.33%
Oregon
1,000,000	CLACKAMAS CNTY OR HOSP FAC AUTH REVENUE	11/15/2047	5.00	970,850	1,095,751
500,000	CLACKAMAS CNTY OR HOSP FAC AUTH REVENUE	11/15/2055	5.38	501,911	552,001
1,000,000	MEDFORD OR HOSP FACS AUTH REVENUE	10/1/2042	5.00	1,012,318	1,059,534
41	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2021 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Oregon (Cont'd):
500,000	MULTNOMAH CNTY OR HOSP FACS AUTH REVENUE	12/1/2029	5.00	$ 505,641	518,190
2,000,000	OREGON ST	12/1/2039	3.90	2,000,000	2,070,997
255,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	7/1/2035	3.75	255,000	255,000
680,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	7/1/2038	4.00	680,000	691,672
1,000,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	1/1/2045	2.38	1,000,000	967,620
1,010,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	7/1/2048	3.75	1,010,000	1,064,490
2,000,000	POLK CNTY OR HOSP FAC AUTH REVENUE	7/1/2024	4.00	2,000,000	2,001,139
1,240,000	POLK CNTY OR HOSP FAC AUTH REVENUE	7/1/2035	5.13	1,253,841	1,287,956
1,000,000	POLK CNTY OR HOSP FAC AUTH REVENUE	7/1/2055	5.13	965,005	1,037,392
650,000	YAMHILL CNTY OR HOSP AUTH	11/15/2056	5.00	742,667	750,757
				12,897,233	13,352,499	1.88%
Pennsylvania
410,000	ALLEGHENY CNTY PA INDL DEV AUTH CHRT SCH REVENUE	8/15/2026	5.90	410,000	411,260
375,000	BUTLER CNTY PA GEN AUTH REVENUE (Floating, ICE LIBOR USD 3M + 0.70%)(e)	10/1/2034	0.79	375,000	364,574
650,000	CMWLTH FING AUTH PA TOBACCO MASTER SETTLEMENT PAYMENT REVENUE	6/1/2039	4.00	647,126	737,345
400,000	DAUPHIN CNTY PA GEN AUTH UNIV REVENUE(b)	10/15/2022	4.00	399,785	403,852
500,000	MONTGOMERY CNTY PA INDL DEV AUTH	11/15/2033	5.00	519,421	590,694
1,250,000	MONTGOMERY CNTY PA INDL DEV AUTH	11/15/2036	5.00	1,261,227	1,469,964
1,000,000	PENNSYLVANIA HGR EDU ASSISTANCE AGY LOAN REVENUE	6/1/2042	2.63	1,001,919	996,304
1,700,000	PENNSYLVANIA HGR EDU ASSISTANCE AGY LOAN REVENUE	6/1/2047	3.00	1,700,000	1,663,902
1,000,000	PENNSYLVANIA ST ECON DEV FING AUTH UPMC REVENUE	4/15/2045	4.00	1,034,373	1,150,155
500,000	PENNSYLVANIA ST HGR EDUCTNL FACS AUTH REVENUE (Floating, ICE LIBOR USD 3M + 0.65%)(e)	7/1/2039	0.74	500,000	459,963
1,760,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2042	3.65	1,760,000	1,826,261
535,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2042	3.70	535,000	535,609
1,000,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2046	3.00	1,042,290	1,023,000
125,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2047	4.00	125,000	125,000
1,000,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2049	3.40	1,000,000	1,044,111
2,000,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2051	2.55	2,000,000	1,941,495
1,500,000	PENNSYLVANIA ST TURNPIKE COMMISSION TURNPIKE REVENUE (Step to 4.60% on 12/1/2021)(d)	12/1/2037	0.00	1,485,273	1,707,996
1,000,000	PENNSYLVANIA ST TURNPIKE COMMISSION TURNPIKE REVENUE	12/1/2042	3.00	1,047,735	1,052,566
200,000	PHILADELPHIA PA AUTH FOR INDL DEV REVENUES	6/15/2023	6.13	200,000	211,755
750,000	PHILADELPHIA PA AUTH FOR INDL DEV REVENUES	8/1/2036	5.63	740,682	838,148
750,000	PHILADELPHIA PA AUTH FOR INDL DEV REVENUES	6/15/2049	5.00	773,724	805,361
				18,558,555	19,359,315	2.72%
Puerto Rico
1,500,000	PUERTO RICO CMWLTH	7/1/2035	5.00	1,500,000	1,514,396
				1,500,000	1,514,396	0.21%
42	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2021 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Rhode Island
750,000	RHODE ISLAND ST HSG & MTGE FIN CORP	10/1/2037	3.90	$ 750,000	763,636
1,000,000	RHODE ISLAND ST HSG & MTGE FIN CORP REVENUE	4/1/2045	2.80	1,021,624	996,474
1,250,000	RHODE ISLAND ST STUDENT LOAN AUTH STUDENT LOAN REVENUE	12/1/2037	3.63	1,238,663	1,296,605
				3,010,287	3,056,715	0.43%
South Carolina
650,000	BERKELEY CNTY SC ASSMNT REVENUE	11/1/2040	4.25	647,456	726,629
750,000	SOUTH CAROLINA JOBS-ECON DEV AUTH(b)	7/1/2025	8.75	750,000	757,651
90,000	SOUTH CAROLINA ST EDU ASSISTANCE AUTH	10/1/2029	5.10	89,415	90,041
1,215,000	SOUTH CAROLINA ST HSG FIN & DEV AUTH MTGE REVENUE	7/1/2045	3.05	1,215,000	1,258,218
665,000	SOUTH CAROLINA ST JOBS-ECON DEV AUTH ECON DEV REVENUE	4/1/2054	4.00	687,936	719,615
1,250,000	SOUTH CAROLINA ST JOBS-ECON DEV AUTH HOSP FACS REVENUE	12/1/2044	4.00	1,294,442	1,447,113
1,000,000	SOUTH CAROLINA ST JOBS-ECON DEV AUTH SOL WST DISP REVENUE(b)	6/1/2031	6.00	1,000,000	1,024,837
1,000,000	SOUTH CAROLINA ST PUBLIC SVC AUTH REVENUE	12/1/2038	5.00	1,023,769	1,107,970
1,400,000	SOUTH CAROLINA ST PUBLIC SVC AUTH REVENUE	12/1/2043	5.75	1,424,148	1,564,666
				8,132,166	8,696,740	1.22%
Tennessee
1,000,000	FRANKLIN TN HLTH & EDUCTNL FACS BRD REVENUE(b)(c)(f)	6/1/2027	6.50	1,000,000	300,000
600,000	NASHVILLE MET DEV & HSG AGY TN TAX INCR REVENUE(b)	6/1/2036	5.13	600,000	683,790
1,350,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD RETMNT FACS REVENUE	10/1/2039	5.50	1,342,274	1,444,450
150,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE	1/1/2019	5.35	134,966	375
625,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(c)	1/1/2029	5.55	556,862	1,563
130,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE	1/1/2029	6.00	-	1
550,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	1/1/2031	3.60	551,732	561,491
770,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	7/1/2042	3.85	770,000	824,053
740,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	7/1/2042	3.90	740,000	801,324
1,765,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	7/1/2044	4.00	1,775,312	1,852,725
1,500,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	7/1/2046	2.38	1,500,000	1,444,636
840,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	1/1/2049	3.95	840,000	880,850
1,560,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	1/1/2049	4.05	1,560,000	1,689,190
2,000,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	7/1/2051	2.50	2,000,000	1,941,396
390,000	TENNESSEE ST HSG DEV AGY	1/1/2035	3.85	390,000	414,309
				13,761,146	12,840,153	1.81%
Texas
500,000	ARLINGTON TX HGR EDU FIN CORP EDU REVENUE	6/15/2036	5.00	500,000	501,253
1,900,000	ARLINGTON TX HGR EDU FIN CORP EDU REVENUE	8/15/2051	2.38	1,834,866	1,743,524
650,000	ARLINGTON TX SPL TAX REVENUE	2/15/2041	5.00	680,724	723,056
775,000	BEXAR CNTY TX HSG FIN CORP(i)	2/1/2035	3.75	775,000	794,889
2,000,000	BEXAR CNTY TX REVENUE	8/15/2039	5.00	2,018,168	2,083,172
1,000,000	BRAZOS TX HGR EDU AUTH STUDENT LOAN PROGRAM REVENUE	4/1/2040	3.00	1,003,719	943,465
1,000,000	CENTRL TX REGL MOBILITY AUTH REVENUE	1/1/2045	4.00	1,089,543	1,126,090
43	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2021 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Texas (Cont'd):
625,000	CLIFTON TX HGR EDU FIN CORP EDU REVENUE	12/1/2035	5.00	$ 643,479	697,679
1,000,000	DALLAS-FORT WORTH TX INTERNATIONAL ARPT REVENUE	11/1/2037	5.25	1,003,125	1,097,695
1,350,000	DANBURY TX HGR EDU AUTH INC EDU REVENUE	8/15/2049	5.13	1,374,147	1,377,102
420,000	EDINBURG TX ECON DEV CORP SALES TAX REVENUE	8/15/2031	3.00	420,000	413,282
700,000	EDINBURG TX ECON DEV CORP SALES TAX REVENUE	8/15/2046	3.38	690,114	668,695
1,500,000	EL PASO CNTY TX HOSP DIST	8/15/2043	5.00	1,554,219	1,606,857
1,000,000	EL PASO TX DOWNTOWN DEV CORP SPL REVENUE	8/15/2038	7.25	1,022,705	1,126,867
1,500,000	GRAND PARKWAY TRANSPRTN CORP TX SYS TOLL REVENUE (Step to 5.50% on 10/1/2023)(d)	10/1/2035	0.00	1,344,013	1,735,498
2,000,000	GRAND PARKWAY TRANSPRTN CORP TX SYS TOLL REVENUE	10/1/2050	3.00	2,153,590	2,106,883
800,000	HALE CENTER TX EDU FACS CORP REVENUE	3/1/2035	5.00	805,438	807,889
1,000,000	HIDALGO CNTY TX REGL MOBILITY AUTH VEHICLE REGISTRATION FEE	12/1/2038	5.25	1,009,355	1,105,721
1,500,000	HOUSTON TX HGR EDU FIN CORP	9/1/2038	5.50	1,506,627	1,570,978
750,000	LEWISVILLE TX COMB CONTRACT REVENUE	9/1/2024	3.00	746,885	766,399
1,000,000	MEADOWHILL TX REGL MUNI UTILITY DIST	10/1/2034	4.00	1,025,753	1,032,279
273,000	N CENTRL TEXAS ST HLTH FAC DEV CORP	2/15/2025	5.38	273,000	191,100
1,000,000	N TX TOLLWAY AUTH REVENUE	1/1/2042	6.20	998,690	1,186,610
1,000,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	10/1/2034	5.00	1,005,255	1,094,567
750,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	1/1/2035	5.50	757,080	789,666
500,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	10/1/2049	5.25	507,165	545,195
1,000,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	11/1/2049	4.00	1,130,566	1,123,798
1,100,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	1/1/2055	5.00	1,144,577	1,143,243
750,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX EDU REVENUE(b)	8/15/2036	5.00	750,000	751,627
1,000,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX EDU REVENUE	8/15/2036	5.50	1,000,000	1,002,655
670,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX EDU REVENUE(b)	8/15/2049	5.00	688,006	698,774
650,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX LEASE REVENUE	6/1/2032	4.00	664,510	664,311
1,000,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX RETMNT CMNTY REVENUE(b)	12/1/2025	10.00	1,000,000	1,075,638
645,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX SENIOR LIVING REVENUE	7/1/2025	4.00	633,978	611,801
1,100,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX STUDENT HSG REVENUE	4/1/2046	5.00	1,120,134	1,203,229
750,000	RED RIVER TX HLTH FACS DEV CORP RETIREMENT FAC REVENUE	11/15/2034	7.50	746,826	826,554
1,000,000	SUGAR LAND TX DEV CORP SALES TAX REVENUE	2/15/2033	5.00	1,021,940	1,060,876
1,000,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP HOSP REVENUE	11/15/2038	5.00	1,021,073	1,076,455
1,000,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP RETMNT FAC REVENUE(c)	11/15/2022	5.50	1,000,000	570,000
325,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP RETMNT FAC REVENUE	11/15/2024	5.63	325,000	325,616
625,000	TEXAS ST AFFORDABLE HSG CORP SF MTGE REVENUE	3/1/2050	4.00	637,857	650,586
2,000,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS	9/1/2044	3.63	2,038,640	2,143,672
44	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2021 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Texas (Cont'd):
915,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS	9/1/2048	4.25	$ 928,382	990,362
1,500,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS	9/1/2051	2.35	1,503,423	1,470,573
500,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS RESDL MTG REVENUE	7/1/2051	2.50	504,922	497,617
1,000,000	TEXAS ST MUNI PWR AGY REVENUE	9/1/2046	3.00	1,037,525	1,047,112
				45,640,019	46,770,910	6.58%
Utah
1,000,000	BLACK DESERT PUB INFRASTRUCTURE DIST(b)	3/1/2051	4.00	1,010,120	1,001,129
850,000	MILITARY INSTALLATION DEV AUTH UT TAX ALLOCATION REVENUE	6/1/2041	4.00	875,753	866,148
2,000,000	MILITARY INSTALLATION DEV AUTH UT TAX ALLOCATION REVENUE	6/1/2052	4.00	2,034,214	2,018,870
500,000	RED BRIDGE PUBLIC INFRASTRUCTURE DIST #1 UT(b)	2/1/2041	4.13	500,000	517,075
500,000	ROAM PUBLIC INFRASTRUCTURE DIST #1(b)	3/1/2051	4.25	500,000	486,625
50,000	UTAH ST HSG CORP SF MTGE REVENUE	1/1/2033	5.75	50,000	50,108
1,500,000	WEST VLY CITY UT MUNI BLDG AUTH LEASE REVENUE	2/1/2039	5.00	1,608,528	1,756,318
				6,578,615	6,696,273	0.94%
Vermont
1,000,000	VERMONT ST ECON DEV AUTH MTGE REVENUE	5/1/2045	4.00	1,072,040	1,072,041
85,000	VERMONT ST HSG FIN AGY	5/1/2032	4.88	84,714	88,285
765,000	VERMONT ST STUDENT ASSISTANCE CORP EDU LOAN REVENUE	6/15/2036	3.38	758,421	775,620
				1,915,175	1,935,946	0.27%
Virginia
500,000	FAIRFAX CNTY VA REDEV & HSG AUTH MF REVENUE	8/1/2039	5.60	500,000	501,351
650,000	JAMES CITY CNTY VA ECON DEV AUTH RSDL CARE FAC REVENUE	6/1/2047	4.00	697,727	699,734
462,000	MARQUIS VA CMNTY DEV AUTH REVENUE(g)	9/1/2041	0.00	167,419	26,958
349,000	MARQUIS VA CMNTY DEV AUTH REVENUE	9/1/2041	5.63	373,459	164,676
1,000,000	VIRGINIA ST HSG DEV AUTH	7/1/2033	4.13	1,000,000	1,030,141
1,000,000	VIRGINIA ST HSG DEV AUTH	9/1/2050	2.50	1,000,000	983,061
				3,738,605	3,405,921	0.48%
Washington
700,000	KALISPEL TRIBE OF INDIANS PRIORITY DIST WA REVENUE(b)	1/1/2038	5.25	687,216	829,534
400,000	KING CNTY WA HSG AUTH	5/1/2028	5.20	400,000	404,742
1,500,000	KING CNTY WA HSG AUTH	11/1/2039	3.00	1,469,148	1,591,099
1,000,000	KING CNTY WA HSG AUTH	8/1/2040	3.00	1,036,985	1,053,567
1,000,000	KING CNTY WA HSG AUTH WORKFORCE HSG PRESERVATION POOLED REVENUE	10/1/2041	2.38	989,753	975,683
1,000,000	PIKE PLACE MARKET WA PRESERVATION & DEV AUTH SPL OBLG	12/1/2040	5.00	1,036,472	1,077,037
1,000,000	SEATTLE WA HSG AUTH	6/1/2052	3.00	1,023,009	1,026,682
500,000	SEATTLE WA HSG AUTH	6/1/2054	2.50	485,799	473,914
770,000	SEATTLE WA HSG AUTH POOLED HSG REVENUE	9/15/2033	5.75	774,227	853,010
500,000	SNOHOMISH CNTY WA HSG AUTH	4/1/2044	4.00	507,121	547,136
1,000,000	VANCOUVER WA HSG AUTH	8/1/2034	3.75	984,959	1,081,662
1,500,000	VANCOUVER WA HSG AUTH	6/1/2038	3.00	1,496,078	1,577,002
1,500,000	VANCOUVER WA HSG AUTH	12/1/2051	3.30	1,500,000	1,577,520
430,000	WASHINGTON ST HSG FIN COMMISSION NONPROFIT HSG REVENUE(b)	7/1/2025	6.00	431,415	473,391
1,000,000	WASHINGTON ST HSG FIN COMMISSION NONPROFIT HSG REVENUE(b)	1/1/2031	5.00	1,001,111	1,107,409
45	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2021 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Washington (Cont'd):
750,000	WASHINGTON ST HSG FIN COMMISSION NONPROFIT HSG REVENUE(b)	7/1/2031	5.00	$ 782,592	789,327
675,000	WASHINGTON ST HSG FIN COMMISSION NONPROFIT HSG REVENUE(b)	1/1/2035	5.75	675,000	727,348
600,000	WASHINGTON ST HSG FIN COMMISSION NONPROFIT HSG REVENUE(b)	7/1/2036	5.00	623,598	654,584
500,000	WASHINGTON ST HSG FIN COMMISSION NONPROFIT HSG REVENUE(b)	1/1/2038	5.00	532,466	573,647
1,000,000	WASHINGTON ST HSG FIN COMMISSION NONPROFIT HSG REVENUE(b)	1/1/2044	5.00	1,074,923	1,124,741
				17,511,872	18,519,035	2.61%
West Virginia
1,500,000	WEST VIRGINIA ST HSG DEV FUND	11/1/2032	3.75	1,500,000	1,582,474
2,000,000	WEST VIRGINIA ST HSG DEV FUND	11/1/2051	2.50	2,000,000	1,961,391
				3,500,000	3,543,865	0.50%
Wisconsin
16,520	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2046	0.00	1,494	527
18,299	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2047	0.00	1,599	561
17,930	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2048	0.00	1,524	540
17,786	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2049	0.00	1,470	523
17,496	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2050	0.00	1,407	494
18,980	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2051	0.00	1,486	526
446,246	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(c)(e)(f)(j)	7/1/2051	3.75	443,916	298,146
19,357	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2052	0.00	1,474	515
19,095	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2053	0.00	1,417	498
18,909	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2054	0.00	1,368	480
18,634	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2055	0.00	1,315	462
18,360	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2056	0.00	1,265	447
100,837	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(c)(f)	7/1/2056	5.50	100,665	76,349
18,454	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2057	0.00	2,029	437
18,165	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2058	0.00	1,184	420
17,992	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2059	0.00	1,147	408
17,834	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2060	0.00	1,112	391
17,573	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2061	0.00	1,073	375
17,400	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2062	0.00	1,041	362
17,125	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2063	0.00	1,002	348
16,967	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2064	0.00	974	339
16,823	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2065	0.00	946	325
16,731	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2066	0.00	922	308
215,987	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2067	0.00	11,004	3,697
520,000	PUBLIC FIN AUTH WI EDU REVENUE(b)	6/15/2049	5.00	525,403	560,262
46	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2021 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Wisconsin (Cont'd):
500,000	PUBLIC FIN AUTH WI HLTHCARE FACS REVENUE	7/1/2046	4.00	$ 546,428	569,604
305,000	PUBLIC FIN AUTH WI REVENUE	4/1/2025	5.00	305,968	328,365
1,250,000	PUBLIC FIN AUTH WI REVENUE(b)	11/1/2028	6.25	1,250,000	1,290,056
600,000	PUBLIC FIN AUTH WI REVENUE	4/1/2032	5.50	600,000	612,879
1,000,000	PUBLIC FIN AUTH WI REVENUE(b)	1/1/2033	6.13	989,917	821,101
221,000	PUBLIC FIN AUTH WI REVENUE(g)	10/1/2042	0.00	241,843	99,726
515,000	PUBLIC FIN AUTH WI REVENUE	10/1/2042	7.00	520,150	519,686
13,694	PUBLIC FIN AUTH WI REVENUE(b)(c)(f)	12/1/2048	5.50	13,694	6,847
1,500,000	PUBLIC FIN AUTH WI REVENUE(b)	11/15/2053	4.75	1,550,126	1,587,082
905,000	PUBLIC FIN AUTH WI SENIOR LIVING REVENUE(b)	11/15/2024	5.00	903,688	946,878
500,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	8/1/2032	5.00	533,715	533,863
1,300,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	8/15/2032	5.00	1,357,514	1,466,644
700,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	6/1/2037	5.00	729,338	769,807
500,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	9/15/2040	5.00	507,994	532,062
1,840,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	8/15/2043	5.00	1,867,894	2,002,418
1,400,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	9/15/2045	5.00	1,421,065	1,485,056
650,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	11/1/2046	5.00	672,681	724,576
1,500,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	10/1/2048	5.13	1,473,089	1,553,844
500,000	WISCONSIN ST HSG & ECON DEV AUTH HSG REVENUE	11/1/2035	3.88	500,000	531,229
1,000,000	WISCONSIN ST HSG & ECON DEV AUTH HSG REVENUE	11/1/2040	4.00	1,000,000	1,060,665
1,000,000	WISCONSIN ST HSG & ECON DEV AUTH HSG REVENUE	11/1/2042	3.90	1,003,116	1,074,315
1,500,000	WISCONSIN ST HSG & ECON DEV AUTH HSG REVENUE	5/1/2055	4.15	1,500,000	1,607,429
2,500,000	WISCONSIN ST HSG & ECON DEV AUTH HSG REVENUE	11/1/2056	2.70	2,500,000	2,448,313
				23,096,457	23,520,185	3.31%
Wyoming
1,615,000	WYOMING ST CMNTY DEV AUTH HSG REVENUE	12/1/2038	4.05	1,615,000	1,641,134
				1,615,000	1,641,134	0.23%
	Sub-total Municipal Bonds:			629,531,818	652,206,333	91.75%
Short-Term Investments:
11,656,048	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, INSTITUTIONAL SHARES, 0.03%(k)			11,656,048	11,656,048
	Sub-total Short-Term Investments:			11,656,048	11,656,048	1.64%
	Grand total			$ 679,428,757	706,378,294	99.37%

Notes to Schedule of Investments:
(a)	Investments in U.S. and foreign securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded. Foreign security values are stated in U.S. dollars. Debt securities are valued at the market price supplied by an independent pricing vendor provided such prices are believed to reflect the fair value of such securities.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.
(c)	Non-income producing assets. For long-term debt securities, item identified is in default as to payment of interest and/or principal.
(d)	For step bonds, the coupon rate disclosed is the current rate in effect.
(e)	Variable rate security. Rate as of September 30, 2021 is disclosed.
47	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2021 (unaudited)
(f)	Restricted security that has been deemed illiquid. At September 30, 2021, the value of these restricted illiquid securities amounted to $4,125,322 or 0.58% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	AQUISITION DATE	ACQUISITION COST
CAPITAL TRUST AGY FL REVENUE, 6.75%, 12/1/2035	12/2/15-1/21/16	$1,745,953
CAPITAL TRUST AGY FL REVENUE, 6.75%, 7/1/2037	6/28/17	750,000
COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REVENUE, 7.25%, 5/15/2026	12/16/13	750,000
COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REVENUE, 8.13%, 5/15/2044	6/27/17-4/12/18	1,913,765
FRANKLIN TN HLTH & EDUCTNL FACS BRD REVENUE, 6.50%, 6/1/2027	5/24/17	1,000,000
KANSAS CITY MO INDL DEV AUTH SENIOR LIVING FACS REVENUE, 5.75%, 11/15/2036	12/18/15	1,300,000
LAKE CNTY OH PORT & ECON DEV AUTH LEASE REVENUE, 6.50%, 12/1/2037	10/27/17	750,000
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 0.00% - 5.50%, 1/1/46-1/1/67	3/26/18-8/26/20	86-443,916
PUBLIC FIN AUTH WI REVENUE, 5.50%, 12/1/2048	3/26/19	13,694

(g)	Zero coupon bond.
(h)	Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.
(i)	Security has converted to a fixed rate as of February 1, 2015, and will be going forward.
(j)	These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand.
(k)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2020, the value of the Clearwater Tax-Exempt Bond Fund's investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $14,385,751 with net sales of $2,729,703 for the nine months ended September 30, 2021.
Diversification of investments representing geographic diversification, as a percentage of total investments at fair value (excluding closed-end funds), is as follows:
Geographical Diversification	Percent
Florida	13.95%
Illinois	7.21
New York	7.12
Texas	7.05
California	6.70
Colorado	5.98
Michigan	4.09
Wisconsin	3.54
Pennsylvania	2.92
Massachusetts	2.86
Other	38.58
100.00%
48	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2021 (unaudited)
At September 30, 2021, the Fund had open futures contracts as follows:
Type	Number of Contracts	Notional Amount	Contract Position	Contract Exp.	Value and Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	208	$(27,374,750)	Short	12/21	$407,354
U.S. Treasury Long Bond	69	(10,986,094)	Short	12/21	287,245
5-Year U.S. Treasury Note	160	(19,638,750)	Short	12/21	164,205
2-Year U.S. Treasury Note	100	(22,005,469)	Short	12/21	28,593
					$ 887,397
Fair value is an estimate of the price the Clearwater Tax-Exempt Bond Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market for the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Clearwater Tax-Exempt Bond Fund's investments and other financial instruments, as described below. These inputs are summarized in the three broad levels listed below.
•	Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.
•	Level 2 – Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered Level 2 measurements. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.
•	Level 3 – Valuations based on unobservable inputs, which may include the Adviser’s own assumptions in determining the fair value of an investment.
Debt securities are valued at the market price supplied by an independent pricing vendor provided such prices are believed to reflect the fair value of such securities. Investments in closed-end funds are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which the funds are traded. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Security transactions are accounted for as of trade date. Wherever possible, the Clearwater Tax-Exempt Bond Fund uses independent pricing services approved by the Board of Trustees of Clearwater Investment Trust to value its investments. When prices are not readily available (including those for which trading has been suspended), are determined not to reflect fair value, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the Clearwater Tax-Exempt Bond Fund may value these securities at fair value as determined in good faith using procedures established by the Board of Trustees.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following is a summary of the inputs used in valuing the Clearwater Tax-Exempt Bond Fund’s investments and other financial instruments, if any, which are carried at fair value, as of September 30, 2021.
	Level 1	Level 2	Level 3	Total
Closed-End Funds	$ 42,515,913	$ —	$ —	$ 42,515,913
Municipal Bonds
Alabama	—	1,548,113	—	1,548,113
Alaska	—	14,438	—	14,438
Arizona	—	17,270,349	—	17,270,349
Arkansas	—	2,553,293	—	2,553,293
California	—	44,480,010	—	44,480,010
Colorado	—	39,689,419	—	39,689,419
Connecticut	—	9,571,276	—	9,571,276
District of Columbia	—	9,161,898	—	9,161,898
Florida	—	92,601,991	—	92,601,991
Georgia	—	16,029,943	—	16,029,943
Idaho	—	1,992,904	—	1,992,904
49	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2021 (unaudited)
	Level 1	Level 2	Level 3	Total
Illinois	$ —	$ 36,209,962	$ —	$ 36,209,962
Indiana	—	12,121,929	—	12,121,929
Iowa	—	3,370,601	—	3,370,601
Kansas	—	2,111,207	—	2,111,207
Kentucky	—	315,852	—	315,852
Louisiana	—	11,420,637	—	11,420,637
Maine	—	1,496,549	—	1,496,549
Maryland	—	2,984,352	—	2,984,352
Massachusetts	—	18,998,732	—	18,998,732
Michigan	—	27,117,939	—	27,117,939
Minnesota	—	9,318,961	—	9,318,961
Mississippi	—	1,612,379	—	1,612,379
Missouri	—	8,867,782	—	8,867,782
Montana	—	3,603,257	—	3,603,257
Nebraska	—	186,527	—	186,527
Nevada	—	3,777,383	—	3,777,383
New Hampshire	—	5,102,972	—	5,102,972
New Jersey	—	14,577,822	—	14,577,822
New Mexico	—	9,097,968	—	9,097,968
New York	—	47,264,974	—	47,264,974
North Carolina	—	7,649,493	—	7,649,493
North Dakota	—	4,083,965	—	4,083,965
Ohio	—	18,800,249	—	18,800,249
Oklahoma	—	2,348,120	—	2,348,120
Oregon	—	13,352,499	—	13,352,499
Pennsylvania	—	19,359,315	—	19,359,315
Puerto Rico	—	1,514,396	—	1,514,396
Rhode Island	—	3,056,715	—	3,056,715
South Carolina	—	8,696,740	—	8,696,740
Tennessee	—	12,840,153	—	12,840,153
Texas	—	46,770,910	—	46,770,910
Utah	—	6,696,273	—	6,696,273
Vermont	—	1,935,946	—	1,935,946
Virginia	—	3,405,921	—	3,405,921
Washington	—	18,519,035	—	18,519,035
West Virginia	—	3,543,865	—	3,543,865
Wisconsin	—	23,520,185	—	23,520,185
Wyoming	—	1,641,134	—	1,641,134
Short-Term Investments	11,656,048	—	—	11,656,048
Total	$ 54,171,961	$ 652,206,333	$ —	$ 706,378,294
For the Clearwater Tax-Exempt Bond Fund, the investment value is comprised of closed-end funds, municipal bonds, and short-term investments. Investments in closed-end funds and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded. Investments in municipal bonds generally are based on valuations using adjusted evaluated prices provided by the primary pricing provider. The Board of Trustees has delegated to the Valuation Committee the responsibility to determine in good faith the fair value of securities for which no price quotation is available from an approved pricing service or broker-dealer at the time the Clearwater Tax-Exempt Bond Fund’s net asset value is calculated, including securities for which the prices do not represent fair value or for which a significant event occurs that materially affects the value of the security after the close of the market on which the security principally trades and before the time the Clearwater Tax-Exempt Bond Fund’s net asset value is calculated.
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Futures Contracts	$887,397	$ —	$ —	$ 887,397
50	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2021 (unaudited)
Clearwater Tax-Exempt Bond Fund Portfolio Diversification
(as a percentage of net assets)
51	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Argentina:
3,774	MERCADOLIBRE, INC.(b)	$ 2,116,271	6,338,056
		2,116,271	6,338,056	0.59%
Australia:
275,180	ADAIRS LTD.	331,893	804,330
4,395	AFTERPAY LTD.(b)	346,519	380,217
102,780	ALLIANCE AVIATION SERVICES LTD.(b)	167,434	316,887
89,441	APA GROUP	554,557	561,538
8,338	ARISTOCRAT LEISURE LTD.	204,929	279,110
2,554	ASX LTD.	51,631	149,196
11,589	ATLASSIAN CORP. PLC, CLASS A(b)	4,386,341	4,536,166
36,519	AURIZON HOLDINGS LTD.	97,820	99,463
40,155	AUSTRALIA & NEW ZEALAND BANKING GROUP LTD.	628,298	810,127
195,700	AVENTUS GROUP	351,688	453,905
250,708	BEACH ENERGY LTD.	466,720	268,869
179,910	BGP HOLDINGS PLC(b)(c)	-	-
36,857	BHP GROUP LTD.	1,128,749	990,618
14,950	BHP GROUP PLC	442,757	372,603
37,600	BLUESCOPE STEEL LTD.	301,071	545,485
21,618	BRAMBLES LTD.	97,760	168,143
49,542	CEDAR WOODS PROPERTIES LTD.	234,956	217,588
971	COCHLEAR LTD.	35,893	153,362
23,914	COLES GROUP LTD.	211,394	291,845
32,494	COMMONWEALTH BANK OF AUSTRALIA	1,855,074	2,421,437
10,780	COMPUTERSHARE LTD.	137,330	141,077
23,449	CROWN RESORTS LTD.(b)	150,432	162,188
40,195	CSL LTD.	2,499,687	8,476,214
14,184	DEXUS	62,970	109,748
21,495	ENDEAVOUR GROUP LTD.	106,011	107,937
29,035	EVOLUTION MINING LTD.	81,522	73,578
97,180	FORTESCUE METALS GROUP LTD.	212,026	1,024,816
23,287	GOODMAN GROUP	96,513	361,493
35,107	GPT GROUP (THE)	96,585	127,895
193,100	INGHAMS GROUP LTD.	550,899	572,806
47,604	INSURANCE AUSTRALIA GROUP LTD.	143,832	167,760
12,545	LENDLEASE CORP. LTD.	89,464	97,377
7,819	MACQUARIE GROUP LTD.	175,414	1,025,874
32,317	MEDIBANK PVT LTD.	77,788	83,557
25,670	MINERAL RESOURCES LTD.	246,214	818,629
33,745	MIRVAC GROUP	75,937	72,394
573,700	MOUNT GIBSON IRON LTD.	260,031	197,243
45,793	NATIONAL AUSTRALIA BANK LTD.	571,435	912,669
16,215	NEWCREST MINING LTD.	210,884	265,835
21,876	NORTHERN STAR RESOURCES LTD.	139,109	134,750
202,700	NRW HOLDINGS LTD.	416,699	228,824
8,895	ORICA LTD.	77,484	87,671
35,888	ORIGIN ENERGY LTD.	117,430	120,949
128,100	PACT GROUP HOLDINGS LTD.	339,625	350,749
139,418	PEXA GROUP LTD.(b)	1,814,458	1,660,379
256,036	QANTAS AIRWAYS LTD.(b)	746,678	1,046,507
28,488	QBE INSURANCE GROUP LTD.	246,677	237,662
3,308	RAMSAY HEALTH CARE LTD.	85,585	166,402
513	REA GROUP LTD.	65,463	58,331
169,500	REGIS RESOURCES LTD.	501,445	246,579
18,171	RIO TINTO LTD.	570,958	1,291,232
360,109	RURAL FUNDS GROUP	532,830	688,261
166,442	SANTOS LTD.	487,263	858,138
186,510	SCENTRE GROUP	296,462	401,306
22,739	SEEK LTD.	233,310	506,199
102,600	SMARTGROUP CORP. LTD.	452,529	703,324
39,820	SONIC HEALTHCARE LTD.	470,951	1,169,107
57,859	SOUTH32 LTD.	37,235	146,862
224,900	ST. BARBARA LTD.	384,573	217,862
33,184	STOCKLAND	95,300	106,113
25,454	SUNCORP GROUP LTD.	227,548	228,626
75,800	SUPER RETAIL GROUP LTD.	517,213	667,208
26,236	SYDNEY AIRPORT(b)	157,503	155,848
52	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Australia (Cont'd):
30,856	TABCORP HOLDINGS LTD.	$ 79,836	109,213
32,066	TELSTRA CORP. LTD.	90,347	90,378
60,497	TPG TELECOM LTD.	232,968	306,771
13,099	TRANSURBAN GROUP	36,728	132,811
12,261	TREASURY WINE ESTATES LTD.	49,081	108,999
21,896	WESFARMERS LTD.	910,995	881,148
38,756	WESTPAC BANKING CORP.	462,810	720,682
3,375	WISETECH GLOBAL LTD.	82,500	130,032
24,480	WOOLWORTHS GROUP LTD.	794,830	695,108
		29,494,881	43,274,010	4.05%
Austria:
15,700	BAWAG GROUP A.G.(b)(d)	600,064	984,620
1,821	ERSTE GROUP BANK A.G.	28,050	79,526
93	IMMOFINANZ A.G.(b)	-	2,218
2,586	OMV A.G.	142,269	155,391
32,264	RAIFFEISEN BANK INTERNATIONAL A.G.	563,262	839,348
313	STRABAG S.E. (BEARER)	5,505	14,299
57,900	TELEKOM AUSTRIA A.G.(b)	422,512	498,545
631	UBM DEVELOPMENT A.G.	28,973	31,320
21,794	VIENNA INSURANCE GROUP A.G. WIENER VERSICHERUNG GRUPPE	595,919	626,732
23,500	WIENERBERGER A.G.	561,499	790,041
		2,948,053	4,022,040	0.38%
Belgium:
7,478	AGEAS S.A./N.V.	117,910	370,087
13,207	ANHEUSER-BUSCH INBEV S.A./N.V.	465,277	745,906
19,000	BPOST S.A.(b)	195,697	167,449
102,700	ECONOCOM GROUP S.A./N.V.	381,201	394,634
623	ELIA GROUP S.A./N.V.	70,644	74,411
52,135	GROUPE BRUXELLES LAMBERT S.A.	4,697,970	5,731,681
5,546	KBC GROUP N.V.	200,945	497,894
21,394	ONTEX GROUP N.V.(b)	501,601	226,744
3,599	PROXIMUS S.A.DP	73,973	71,154
1,431	SOLVAY S.A.	194,822	178,066
14,669	TELENET GROUP HOLDING N.V.	602,718	560,882
14,300	TESSENDERLO GROUP S.A.(b)	622,327	532,013
2,441	UCB S.A.	170,278	271,598
3,928	UMICORE S.A.	191,221	232,766
		8,486,584	10,055,285	0.94%
Brazil:
129,000	CAMIL ALIMENTOS S.A.(b)	274,164	233,803
695,627	EMPREENDIMENTOS PAGUE MENOS S/A(b)	1,110,195	1,587,778
328,900	GRUPO SBF S.A.(b)	1,653,479	1,688,061
795,800	MAGAZINE LUIZA S.A.(b)	3,423,587	2,095,537
106,600	PETROBRAS DISTRIBUIDORA S.A.	500,792	459,814
292,780	TELEFONICA BRASIL S.A. ADR(e)	3,543,112	2,271,973
		10,505,329	8,336,966	0.78%
Canada:
4,822	AGNICO EAGLE MINES LTD.	199,594	250,161
12,139	ALGONQUIN POWER & UTILITIES CORP.	183,975	177,973
203,947	ALIMENTATION COUCHE-TARD, INC., CLASS B	6,084,428	7,802,994
18,860	ARTIS REAL ESTATE INVESTMENT TRUST	171,929	169,302
157,500	B2GOLD CORP.	794,699	538,430
5,223	BALLARD POWER SYSTEMS, INC.(b)	79,551	73,318
9,938	BANK OF MONTREAL	995,398	992,152
17,571	BANK OF NOVA SCOTIA (THE)	1,042,604	1,081,506
41,441	BARRICK GOLD CORP.	394,921	748,268
12,596	BLACKBERRY LTD.(b)	129,879	122,619
187	BROOKFIELD ASSET MANAGEMENT REINSURANCE PARTNERS LTD., CLASS A(b)	12,887	10,390
27,148	BROOKFIELD ASSET MANAGEMENT, INC., CLASS A	172,371	1,452,689
11,000	BRP, INC. (SUB VOTING)	430,510	1,018,190
60,944	CAE, INC.(b)	1,130,918	1,820,718
3,609	CAMECO CORP.	72,530	78,414
14,528	CANADIAN IMPERIAL BANK OF COMMERCE	674,491	1,617,281
15,994	CANADIAN NATIONAL RAILWAY CO.	292,557	1,849,706
53	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Canada (Cont'd):
8,591	CANADIAN NATURAL RESOURCES LTD.	$ 262,892	314,108
116,492	CANADIAN PACIFIC RAILWAY LTD.	2,570,874	7,580,134
5,809	CANADIAN TIRE CORP. LTD., CLASS A	625,049	812,875
5,349	CANOPY GROWTH CORP.(b)	74,471	74,116
14,500	CARGOJET, INC.	1,441,786	2,317,184
39,000	CASCADES, INC.	392,804	482,496
122,850	CENOVUS ENERGY, INC.	838,647	1,238,587
45,100	CENTERRA GOLD, INC.	366,388	308,002
6,978	CGI, INC.(b)	55,128	591,455
53,100	CI FINANCIAL CORP.	799,381	1,077,847
52,600	COMINAR REAL ESTATE INVESTMENT TRUST	431,053	414,870
395	CONSTELLATION SOFTWARE, INC.	393,628	647,113
112,500	CORUS ENTERTAINMENT, INC., CLASS B	343,872	504,500
35,300	DESCARTES SYSTEMS GROUP (THE), INC.(b)	1,505,666	2,873,385
27,054	DOCEBO, INC.(b)	1,545,638	1,975,544
6,582	DOLLARAMA, INC.	86,132	285,501
25,600	DOREL INDUSTRIES, INC., CLASS B(b)	175,448	220,711
7,455	ECN CAPITAL CORP.	17,223	61,448
3,030	EMERA, INC.	140,733	137,218
36,709	ENBRIDGE, INC.	1,392,673	1,462,448
72,100	ENERPLUS CORP.	414,689	577,210
254	FAIRFAX FINANCIAL HOLDINGS LTD.	72,318	102,537
4,042	FIRST QUANTUM MINERALS LTD.	77,355	74,834
13,960	FIRSTSERVICE CORP.	1,415,071	2,523,954
7,213	FORTIS, INC.	318,069	319,989
2,389	FRANCO-NEVADA CORP.	109,265	310,366
703	GEORGE WESTON LTD.	53,025	75,828
6,104	GILDAN ACTIVEWEAR, INC.	33,435	222,857
2,516	GREAT-WEST LIFECO, INC.	76,522	76,557
19,500	IA FINANCIAL CORP., INC.	882,358	1,106,324
116,409	IMPERIAL OIL LTD.	2,630,902	3,679,024
2,767	INTACT FINANCIAL CORP.	359,049	365,875
1,100	INTERNATIONAL PETROLEUM CORP.(b)	2,833	5,593
3,700	INTERTAPE POLYMER GROUP, INC.	85,179	80,479
37,054	KINROSS GOLD CORP.	80,890	198,639
5,116	KIRKLAND LAKE GOLD LTD.	208,623	213,106
1,782	LIGHTSPEED COMMERCE, INC.(b)	138,786	171,953
2,779	LOBLAW COS. LTD.	108,870	190,708
14,753	LULULEMON ATHLETICA, INC.(b)	2,673,652	5,970,539
9,753	MAGNA INTERNATIONAL, INC.	71,192	733,816
37,502	MANULIFE FINANCIAL CORP.	715,583	721,853
7,672	METRO, INC.	277,337	374,878
19,328	NATIONAL BANK OF CANADA	618,005	1,484,469
11,012	NUTRIEN LTD.	371,502	714,745
1,093	NUVEI CORP.(b)(d)	95,972	125,213
6,564	OPEN TEXT CORP.	72,477	320,375
3,216	PAN AMERICAN SILVER CORP.	75,412	74,877
2,768	PARKLAND CORP.	77,280	77,778
10,165	PEMBINA PIPELINE CORP.	217,079	322,221
49,000	PIZZA PIZZA ROYALTY CORP.	343,236	434,833
2,607	POWER CORP. OF CANADA	85,454	85,933
3,369	RESTAURANT BRANDS INTERNATIONAL, INC.	218,820	206,406
27,894	RIOCAN REAL ESTATE INVESTMENT TRUST	313,497	476,572
2,701	RITCHIE BROS. AUCTIONEERS, INC.	50,064	166,675
9,320	ROGERS COMMUNICATIONS, INC., CLASS B	220,803	435,242
27,732	ROYAL BANK OF CANADA	978,756	2,759,406
8,977	SHAW COMMUNICATIONS, INC., CLASS B	226,074	260,961
2,198	SHOPIFY, INC., CLASS A(b)	1,460,788	2,983,456
4,695	SHOPIFY, INC., CLASS A (NEW YORK EXCHANGE)(b)	796,479	6,365,387
12,301	SUN LIFE FINANCIAL, INC.	255,238	633,211
183,292	SUNCOR ENERGY, INC.	3,827,623	3,800,133
11,428	TC ENERGY CORP.	502,891	550,016
31,989	TECK RESOURCES LTD., CLASS B	174,290	796,315
9,096	TELUS CORP.	59,716	199,931
739	TFI INTERNATIONAL, INC.	22,661	75,604
8,040	THOMSON REUTERS CORP.	206,603	888,996
35,024	TORONTO-DOMINION BANK (THE)	900,644	2,318,619
54	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Canada (Cont'd):
31,200	TOURMALINE OIL CORP.	$ 584,707	1,090,005
416	TRISURA GROUP LTD.(b)	490	14,202
16,800	WAJAX CORP.	206,860	304,405
1,844	WEST FRASER TIMBER CO. LTD.	128,613	155,312
26,600	WESTSHORE TERMINALS INVESTMENT CORP.(f)	397,133	513,477
6,915	WHEATON PRECIOUS METALS CORP.	114,155	260,309
2,517	WSP GLOBAL, INC.	284,375	301,380
30,558	YAMANA GOLD, INC.	68,110	120,630
		51,083,538	90,597,666	8.48%
Chile:
1,115,900	AGUAS ANDINAS S.A., CLASS A	339,399	224,336
5,893,187	ENEL CHILE S.A.	532,931	279,105
198,200	VINA CONCHA Y TORO S.A.	327,546	314,803
		1,199,876	818,244	0.08%
China:
290,000	AGILE GROUP HOLDINGS LTD.	352,847	270,020
34,000	AIRTAC INTERNATIONAL GROUP	500,090	1,064,132
228,476	ALIBABA GROUP HOLDING LTD.(b)	5,382,749	4,249,656
299,999	ANGEL YEAST CO. LTD., CLASS A	2,068,359	2,320,143
397,000	ANHUI CONCH CEMENT CO. LTD., CLASS H	2,125,966	2,135,426
291,500	ASIA CEMENT CHINA HOLDINGS CORP.	362,392	228,248
656,000	CHINA BLUECHEMICAL LTD., CLASS H	177,444	240,252
408,000	CHINA MEDICAL SYSTEM HOLDINGS LTD.	472,941	737,414
1,191,000	CHINA SUNTIEN GREEN ENERGY CORP. LTD., CLASS H	329,834	1,191,407
1,474,000	FRIENDTIMES, INC.	541,834	249,007
447,500	HENGAN INTERNATIONAL GROUP CO. LTD.	3,101,047	2,396,788
350,000	LI NING CO. LTD.	4,494,260	4,037,572
1,036,000	LONKING HOLDINGS LTD.	439,861	311,854
187,500	NETDRAGON WEBSOFT HOLDINGS LTD.	425,716	422,637
179,500	SHENZHOU INTERNATIONAL GROUP HOLDINGS LTD.	3,751,153	3,751,956
2,700	TRIP.COM GROUP LTD.(b)	66,939	82,722
319,318	WUXI BIOLOGICS CAYMAN, INC.(b)(d)	3,210,617	5,161,222
412,000	ZHEJIANG EXPRESSWAY CO. LTD., CLASS H	352,186	339,873
		28,156,235	29,190,329	2.73%
Czech Republic:
701	PHILIP MORRIS CR A.S.	402,293	508,581
		402,293	508,581	0.05%
Denmark:
6,224	ALK-ABELLO A/S(b)	1,795,441	2,615,364
2,247	AMBU A/S, CLASS B	77,928	66,372
44	AP MOLLER - MAERSK A/S, CLASS A	35,560	112,584
82	AP MOLLER - MAERSK A/S, CLASS B	101,604	221,807
1,537	CARLSBERG A.S., CLASS B	70,497	250,032
1,288	CHR HANSEN HOLDING A/S	81,573	105,182
2,166	COLOPLAST A/S, CLASS B	136,778	339,497
22,200	D/S NORDEN A/S	318,702	562,170
6,700	DANSKE BANK A/S	54,825	112,943
4,348	DEMANT A/S(b)	81,241	218,968
35,776	DSV A/S	3,604,230	8,541,388
804	GENMAB A/S(b)	100,710	351,255
6,944	ISS A/S(b)	96,080	146,550
32,620	NOVO NORDISK A/S, CLASS B	1,207,185	3,137,557
3,923	NOVOZYMES A/S, CLASS B	147,978	268,579
3,653	ORSTED A/S(d)	466,824	481,979
2,600	PANDORA A/S	18,150	315,302
8,700	PER AARSLEFF HOLDING A/S	387,339	355,208
146	ROCKWOOL INTERNATIONAL A/S, CLASS B	73,144	62,427
24,658	ROYAL UNIBREW A/S	2,002,911	2,969,154
4,300	SOLAR A/S, CLASS B	269,282	424,110
3,250	TOPDANMARK A/S	33,362	167,793
7,144	TRYG A/S	170,335	162,296
55	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Denmark (Cont'd):
24,172	VESTAS WIND SYSTEMS A/S	$ 421,255	967,764
		11,752,934	22,956,281	2.15%
Egypt:
323,300	EASTERN CO. S.A.E.	244,707	251,703
		244,707	251,703	0.02%
Finland:
67,200	CITYCON OYJ	608,486	537,447
2,770	ELISA OYJ	86,574	171,981
27,200	KEMIRA OYJ	447,150	417,366
5,584	KESKO OYJ, CLASS B	30,705	192,748
5,273	KONE OYJ, CLASS B	105,699	369,751
21,225	NESTE OYJ	67,704	1,197,916
181,487	NOKIA OYJ(b)	869,964	998,435
426,086	NOKIA OYJ ADR(b)(e)	1,771,048	2,322,169
2,767	NOKIAN RENKAAT OYJ	44,372	98,177
58,231	NORDEA BANK ABP	688,880	747,327
1,960	ORION OYJ, CLASS B	49,561	77,579
12,411	QT GROUP OYJ(b)	865,350	2,069,255
18,590	STORA ENSO OYJ (REGISTERED)	105,291	308,672
11,934	UPM-KYMMENE OYJ	99,928	421,655
1,849	VALMET OYJ	14,443	66,843
		5,855,155	9,997,321	0.94%
France:
5,202	ACCOR S.A.(b)	180,262	184,152
625	AEROPORTS DE PARIS(b)	73,379	79,332
8,877	AIR LIQUIDE S.A.	1,532,997	1,420,383
11,385	AIRBUS S.E.(b)	413,891	1,494,795
2,342	ALSTOM S.A.	88,363	88,859
4,707	ARKEMA S.A.	419,345	622,656
2,031	ATOS S.E.	95,060	108,142
37,372	AXA S.A.	613,797	1,039,689
800	BIOMERIEUX	99,840	90,857
6,368	BNP PARIBAS S.A.	395,750	407,905
1,593	BOUYGUES S.A.	66,087	65,740
3,062	CAPGEMINI S.E.	111,712	636,805
11,842	CARREFOUR S.A.	228,992	213,161
19,252	CIE DE SAINT-GOBAIN	430,348	1,296,662
3,235	CIE GENERALE DES ETABLISSEMENTS MICHELIN S.C.A.	167,080	496,478
37,390	COFACE S.A.	449,179	470,837
7,706	COVIVIO	482,654	644,368
29,989	CREDIT AGRICOLE S.A.	267,369	413,756
110,896	DANONE S.A.	7,182,601	7,569,200
11,399	DASSAULT SYSTEMES S.E.	528,727	597,612
4,901	EDENRED	206,382	263,971
417	EIFFAGE S.A.	34,325	42,068
36,237	ENGIE S.A.	482,536	475,593
591	ESSILORLUXOTTICA S.A.	53,785	112,482
4,646	ESSILORLUXOTTICA S.A. (EURONEXT PARIS EXCHANGE)	851,731	888,392
2,901	EURAZEO S.E.	76,265	272,641
3,561	EUROFINS SCIENTIFIC S.E.	313,124	456,652
564	GECINA S.A.	51,331	75,609
9,197	GETLINK S.E.	70,409	143,992
644	HERMES INTERNATIONAL	926,644	890,058
3,791	ILIAD S.A.	536,902	798,298
3,399	INFOTEL S.A.	145,404	195,126
6,762	IPSEN S.A.	538,954	645,548
9,500	KAUFMAN & BROAD S.A.	362,957	395,280
1,026	KERING S.A.	174,510	729,718
5,378	KLEPIERRE S.A.(b)	92,208	119,742
4,848	LEGRAND S.A.	109,851	519,965
6,266	L'OREAL S.A.	661,338	2,586,118
13,821	LVMH MOET HENNESSY LOUIS VUITTON S.E.	3,012,906	9,882,901
14,296	MERSEN S.A.	465,081	528,050
14,900	NEXITY S.A.	742,412	710,005
32,831	ORANGE S.A.	379,015	355,669
21,906	PERNOD RICARD S.A.	3,440,884	4,790,559
56	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
France (Cont'd):
1,331	PUBLICIS GROUPE S.A.	$ 89,951	89,634
23,074	RENAULT S.A.(b)	423,958	823,068
15,000	RUBIS S.C.A.	702,061	519,543
32,997	SAFRAN S.A.	3,699,917	4,137,166
22,060	SANOFI	1,418,834	2,123,597
648	SARTORIUS STEDIM BIOTECH	296,947	361,702
278	SCHNEIDER ELECTRIC S.E.	8,838	45,664
10,126	SCHNEIDER ELECTRIC S.E. (EURONEXT PARIS EXCHANGE)	766,706	1,683,551
2,931	SCOR S.E.	67,803	84,006
7,067	SES S.A.	53,499	63,203
15,656	SOCIETE GENERALE S.A.	245,695	491,552
3,699	SOCIETE POUR L'INFORMATIQUE INDUSTRIELLE	108,264	159,937
7,150	SODEXO S.A.(b)(g)	647,363	627,625
4,719	SODEXO S.A.(b)	415,153	414,233
36,993	SODEXO S.A. (EURONEXT PARIS EXCHANGE)(b)	3,198,896	3,239,258
10,168	SOITEC(b)	1,022,877	2,206,951
2,685	SUEZ S.A.	65,882	61,229
801	TELEPERFORMANCE	315,346	315,159
51,800	TELEVISION FRANCAISE 1	458,222	507,243
1,413	THALES S.A.	81,763	136,457
26,065	TOTALENERGIES S.E.	992,660	1,249,011
1,877	UBISOFT ENTERTAINMENT S.A.(b)	112,959	112,585
2,421	UNIBAIL-RODAMCO-WESTFIELD(b)	216,992	177,070
3,269	VALEO S.A.	58,895	91,224
13,514	VEOLIA ENVIRONNEMENT S.A.	143,775	413,565
10,500	VICAT S.A.	406,419	465,371
10,281	VINCI S.A.	570,309	1,064,946
61,749	VIVENDI S.A.	1,162,974	778,863
6,004	WENDEL S.E.	462,932	832,531
		45,772,277	67,095,770	6.28%
Georgia:
21,875	BANK OF GEORGIA GROUP PLC(b)	355,261	455,043
		355,261	455,043	0.04%
Germany:
4,024	ADIDAS A.G.	202,754	1,267,990
9,328	ALLIANZ S.E. (REGISTERED)	914,444	2,103,872
38,556	AROUNDTOWN S.A.	192,935	266,368
6,098	AURUBIS A.G.	286,000	461,959
18,223	BASF S.E.	826,332	1,388,461
9,247	BAYER A.G. (REGISTERED)	437,916	504,349
8,787	BAYERISCHE MOTOREN WERKE A.G.	501,991	843,411
1,582	BECHTLE A.G.	104,116	108,535
2,206	BEIERSDORF A.G.	146,950	238,500
3,087	BRENNTAG S.E.	221,455	287,963
359	CARL ZEISS MEDITEC A.G. (BEARER)	66,721	69,010
2,124	CONTINENTAL A.G.(b)	180,654	232,857
3,731	COVESTRO A.G.(d)	241,969	256,251
23,800	CROPENERGIES A.G.	337,485	331,251
16,981	DAIMLER A.G. (REGISTERED)	1,563,164	1,509,532
3,850	DELIVERY HERO S.E.(b)(d)	362,066	493,012
41,005	DEUTSCHE BANK A.G. (REGISTERED)(b)	520,475	525,900
4,525	DEUTSCHE BOERSE A.G.	273,152	736,609
15,996	DEUTSCHE EUROSHOP A.G.	435,440	326,704
37,890	DEUTSCHE PFANDBRIEFBANK A.G.(d)	469,871	430,866
18,919	DEUTSCHE POST A.G. (REGISTERED)	254,039	1,192,399
60,229	DEUTSCHE TELEKOM A.G. (REGISTERED)	941,191	1,214,347
9,111	DEUTSCHE WOHNEN S.E.(b)	295,363	558,292
82,454	E.ON S.E.	724,674	1,008,781
26,629	ECKERT & ZIEGLER STRAHLEN- UND MEDIZINTECHNIK A.G.	998,524	3,437,689
2,362	EVONIK INDUSTRIES A.G.	75,838	74,812
23,600	FREENET A.G.	557,311	619,090
71,158	FRESENIUS MEDICAL CARE A.G. & CO. KGAA	5,375,239	5,014,623
5,544	FRESENIUS S.E. & CO. KGAA	99,810	266,552
1,537	GEA GROUP A.G.	63,629	70,438
17,795	HAMBURGER HAFEN UND LOGISTIK A.G.	443,620	399,690
57	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Germany (Cont'd):
2,246	HANNOVER RUECK S.E.	$ 94,321	393,374
3,671	HEIDELBERGCEMENT A.G.	131,196	275,320
16,571	HELLA GMBH & CO. KGAA	746,243	1,160,034
2,220	HELLOFRESH S.E.(b)	192,318	205,528
2,623	HOCHTIEF A.G.	110,564	210,526
2,391	HYPOPORT S.E.(b)	875,924	1,613,513
24,369	INFINEON TECHNOLOGIES A.G.	244,913	1,001,789
6,898	JOST WERKE A.G.(d)	220,852	390,570
1,439	KNORR-BREMSE A.G.	169,705	154,418
464	LEG IMMOBILIEN S.E.	67,948	65,648
19,771	MENSCH UND MASCHINE SOFTWARE S.E.	1,401,583	1,335,526
2,496	MERCK KGAA	173,918	542,777
1,031	MTU AERO ENGINES A.G.	262,092	233,122
3,211	MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT A.G. IN MUENCHEN (REGISTERED)	413,629	880,119
776	NEMETSCHEK S.E.	74,899	81,561
19,095	PROSIEBENSAT.1 MEDIA S.E.	286,490	351,379
7,700	PUBLITY A.G.(b)(f)	286,657	163,183
2,094	PUMA S.E.	245,937	234,025
103	RATIONAL A.G.	124,371	97,123
6,900	RHEINMETALL A.G.	824,004	677,400
12,940	RWE A.G.	421,215	457,447
21,087	SAP S.E.	1,272,219	2,856,733
17,181	SIEMENS A.G. (REGISTERED)	1,461,450	2,824,160
20,090	SIEMENS ENERGY A.G.(b)	540,025	539,865
4,963	SIEMENS HEALTHINEERS A.G.(d)	287,514	322,943
3,600	SILTRONIC A.G.	264,192	566,015
12,571	STEICO S.E.	1,634,831	1,592,295
2,275	SYMRISE A.G.	309,441	300,123
188,717	TELEFONICA DEUTSCHLAND HOLDING A.G.	459,389	537,182
141,527	TUI A.G. - CDI(b)(f)	344,740	612,038
4,171	UNIPER S.E.	46,925	174,101
425	VITESCO TECHNOLOGIES GROUP A.G.(b)	21,563	25,095
404	VOLKSWAGEN A.G.	40,235	125,434
10,553	VONOVIA S.E.	553,538	634,374
4,283	ZALANDO S.E.(b)(d)	392,842	393,580
		33,112,811	48,268,433	4.52%
Greece:
6,746	HELLENIC TELECOMMUNICATIONS ORGANIZATION S.A.	54,075	126,081
		54,075	126,081	0.01%
Hong Kong:
776,000	AIA GROUP LTD.	5,030,285	8,934,973
73,500	BOC HONG KONG HOLDINGS LTD.	143,171	220,194
34,100	BUDWEISER BREWING CO. APAC LTD.(d)	84,428	85,832
40,000	CHOW TAI FOOK JEWELLERY GROUP LTD.	74,430	76,153
1,462,000	CITIC TELECOM INTERNATIONAL HOLDINGS LTD.	547,331	497,704
52,544	CK ASSET HOLDINGS LTD.	147,485	301,980
24,544	CK HUTCHISON HOLDINGS LTD.	120,441	162,759
57,500	CLP HOLDINGS LTD.	465,626	553,054
39,600	ESR CAYMAN LTD.(b)(d)	124,599	119,544
998,000	FIRST PACIFIC CO. LTD.	376,906	357,960
1,010	FUTU HOLDINGS LTD. ADR(b)(e)	94,157	91,930
43,000	GALAXY ENTERTAINMENT GROUP LTD.(b)	168,543	216,958
2,228,000	GEMDALE PROPERTIES & INVESTMENT CORP. LTD.	413,300	239,782
15,900	HANG SENG BANK LTD.	185,656	271,360
27,331	HENDERSON LAND DEVELOPMENT CO. LTD.	52,934	103,751
221,950	HONG KONG & CHINA GAS CO. LTD.	323,427	336,193
23,900	HONG KONG EXCHANGES & CLEARING LTD.	942,926	1,450,688
17,200	HONGKONG LAND HOLDINGS LTD.	81,506	82,318
4,300	JARDINE MATHESON HOLDINGS LTD.	265,574	226,140
41,700	LINK REIT	94,272	356,376
49,500	MTR CORP. LTD.	192,127	265,751
388,000	PAX GLOBAL TECHNOLOGY LTD.	368,074	486,417
172,123	PCCW LTD.	70,484	88,289
56,000	POWER ASSETS HOLDINGS LTD.	312,450	328,194
185,000	SHENZHEN INTERNATIONAL HOLDINGS LTD.	343,057	237,827
17,000	SITC INTERNATIONAL HOLDINGS CO. LTD.	68,786	60,608
58	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Hong Kong (Cont'd):
27,500	SUN HUNG KAI PROPERTIES LTD.	$ 305,182	341,752
40,000	SWIRE PACIFIC LTD., CLASS A	207,758	237,087
30,800	SWIRE PROPERTIES LTD.	86,133	77,065
30,000	TECHTRONIC INDUSTRIES CO. LTD.	425,702	588,104
600,000	UNITED LABORATORIES INTERNATIONAL HOLDINGS (THE) LTD.	352,686	398,052
469,800	VALUETRONICS HOLDINGS LTD.	216,550	195,737
64,189	WH GROUP LTD.(d)	35,014	45,664
21,000	WHARF HOLDINGS (THE) LTD.	43,463	69,542
33,000	WHARF REAL ESTATE INVESTMENT CO. LTD.	157,337	170,488
449,000	XINYI GLASS HOLDINGS LTD.	602,212	1,333,747
358,000	YUEXIU TRANSPORT INFRASTRUCTURE LTD.	311,883	237,960
		13,835,895	19,847,933	1.86%
India:
511,000	CESC LTD.	527,922	629,742
47,218	COMPUTER AGE MANAGEMENT SERVICES LTD.	969,683	1,915,722
122,621	CREDITACCESS GRAMEEN LTD.(b)	1,127,401	1,046,900
59,400	CYIENT LTD.	429,128	848,343
344,400	FIRSTSOURCE SOLUTIONS LTD.	185,643	900,766
434,105	HCL TECHNOLOGIES LTD.	3,352,599	7,455,562
37,541	HDFC BANK LTD. ADR(e)	1,374,036	2,743,872
114,700	HINDUSTAN PETROLEUM CORP. LTD.	431,628	463,577
299,579	INDIAN ENERGY EXCHANGE LTD.(d)	711,371	2,580,221
593,770	INDUS TOWERS LTD.	2,438,222	2,443,091
40,400	JUBILANT INGREVIA LTD.	36,087	404,390
40,400	JUBILANT PHARMOVA LTD.	278,630	336,871
322,000	NMDC LTD.	521,633	615,409
1,107,100	SJVN LTD.	377,345	416,195
247,028	SYNGENE INTERNATIONAL LTD.(b)(d)	1,154,306	1,993,545
32,195	WNS HOLDINGS LTD. ADR(b)(e)	2,027,505	2,633,551
		15,943,139	27,427,757	2.57%
Indonesia:
4,097,000	ADARO ENERGY TBK PT	470,816	501,368
7,793,600	BANK BTPN SYARIAH TBK PT	1,912,212	1,883,074
8,194,900	ERAJAYA SWASEMBADA TBK PT	345,258	342,313
1,094,700	INDOFOOD SUKSES MAKMUR TBK PT	488,225	483,634
2,022,800	MATAHARI DEPARTMENT STORE TBK PT(b)	317,587	392,312
		3,534,098	3,602,701	0.34%
Ireland:
18,823	ACCENTURE PLC, CLASS A	2,162,199	6,021,854
1,530	AERCAP HOLDINGS N.V.(b)	38,135	88,449
104,209	CRH PLC	3,308,315	4,860,933
53,200	DALATA HOTEL GROUP PLC(b)	299,929	250,213
2,146	DCC PLC	158,386	177,622
165,474	EXPERIAN PLC	3,162,921	6,873,929
1,843	FLUTTER ENTERTAINMENT PLC - CDI(b)	276,969	364,346
21,905	ICON PLC(b)	3,054,924	5,739,548
11,485	JAMES HARDIE INDUSTRIES PLC - CDI	103,360	411,955
3,324	KERRY GROUP PLC, CLASS A	224,446	445,030
724	KINGSPAN GROUP PLC	50,166	71,616
2,256	KINGSPAN GROUP PLC (EURONEXT DUBLIN EXCHANGE)	224,549	223,538
17,539	RYANAIR HOLDINGS PLC(b)	235,787	330,807
5,306	SMURFIT KAPPA GROUP PLC	238,771	278,151
		13,538,857	26,137,991	2.45%
Israel:
48,641	BANK HAPOALIM B.M.	229,967	427,035
1,423	CHECK POINT SOFTWARE TECHNOLOGIES LTD.(b)	109,605	160,856
115,300	ICL GROUP LTD.	461,518	838,668
29,044	MIZRAHI TEFAHOT BANK LTD.	475,042	977,851
54,386	NEOGAMES S.A.(b)	2,401,307	1,997,054
3,072	NICE LTD.(b)	169,095	869,009
5,800	RAMI LEVY CHAIN STORES HASHIKMA MARKETING 2006 LTD.	397,897	416,060
59	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Israel (Cont'd):
338	WIX.COM LTD.(b)	$ 72,312	66,238
		4,316,743	5,752,771	0.54%
Italy:
285,200	A2A S.P.A.	555,842	584,822
21,958	ASSICURAZIONI GENERALI S.P.A.	291,689	467,153
33,941	ATLANTIA S.P.A.(b)	448,114	641,648
25,272	BANCA MEDIOLANUM S.P.A.	87,322	273,420
8,879	DAVIDE CAMPARI-MILANO N.V.	120,451	124,990
161,367	ENEL S.P.A.	1,038,644	1,238,901
48,741	ENI S.P.A.	574,969	648,950
27,022	FERRARI N.V.	4,227,797	5,656,830
3,831	FINECOBANK BANCA FINECO S.P.A.(b)	65,128	69,428
40,589	INTERPUMP GROUP S.P.A.	734,996	2,629,075
302,644	INTESA SANPAOLO S.P.A.	838,152	858,606
375,900	IREN S.P.A.	999,472	1,115,368
28,600	LA DORIA S.P.A.	361,264	556,780
77,659	LEONARDO S.P.A.(b)	617,417	634,275
14,266	MEDIOBANCA BANCA DI CREDITO FINANZIARIO S.P.A.(b)	130,639	172,331
7,951	NEXI S.P.A.(b)(d)	156,205	148,340
9,582	POSTE ITALIANE S.P.A.(d)	134,136	131,876
3,687	PRYSMIAN S.P.A.	133,903	129,343
1,776	RECORDATI INDUSTRIA CHIMICA E FARMACEUTICA S.P.A.	103,529	103,306
70,149	SNAM S.P.A.	252,658	388,840
166,366	STEVANATO GROUP S.P.A.(b)	3,493,686	4,210,724
231,262	TENARIS S.A.	2,055,795	2,438,757
39,609	TERNA - RETE ELETTRICA NAZIONALE	160,166	280,940
17,988	UNICREDIT S.P.A.	153,134	237,937
71,681	UNIPOL GRUPPO S.P.A.	376,844	419,094
95,230	UNIPOLSAI ASSICURAZIONI S.P.A.	153,826	267,534
		18,265,778	24,429,268	2.29%
Japan:
1,500	ABC-MART, INC.	56,540	84,923
30,600	ADEKA CORP.	390,224	690,870
2,700	ADVANTEST CORP.	243,776	241,898
12,600	AEON CO. LTD.	265,920	331,589
600	AEON REIT INVESTMENT CORP.	728,822	806,135
1,400	AGC, INC.	61,586	71,655
2,300	AISIN CORP.	37,584	83,591
15,000	AJINOMOTO CO., INC.	116,767	443,847
2,500	ALFRESA HOLDINGS CORP.	24,420	37,447
5,300	ANA HOLDINGS, INC.(b)	119,320	137,603
23,000	ARCS CO. LTD.	480,595	466,820
8,800	ASAHI GROUP HOLDINGS LTD.	235,495	426,289
32,500	ASAHI KASEI CORP.	157,083	346,896
22,100	ASAHI YUKIZAI CORP.	276,792	292,728
9,300	ASANUMA CORP.	324,412	383,471
37,600	ASTELLAS PHARMA, INC.	246,327	619,973
63,100	ASTENA HOLDINGS CO. LTD.	295,237	362,606
1,700	AZBIL CORP.	70,197	73,071
4,000	BANDAI NAMCO HOLDINGS, INC.	192,289	300,380
6,600	BAYCURRENT CONSULTING, INC.	577,617	3,314,752
27,800	BENGO4.COM, INC.(b)(f)	2,961,598	1,600,022
13,800	BRIDGESTONE CORP.	205,726	654,483
32,100	BROTHER INDUSTRIES LTD.	541,898	706,288
48,400	BUNKA SHUTTER CO. LTD.	363,296	490,455
22,600	CANON, INC.	537,997	555,895
3,400	CAPCOM CO. LTD.	99,651	94,437
4,600	CASIO COMPUTER CO. LTD.	78,201	76,275
2,800	CENTRAL JAPAN RAILWAY CO.	243,930	447,527
18,600	CHUBU ELECTRIC POWER CO., INC.(f)	230,205	220,634
22,100	CHUGAI PHARMACEUTICAL CO. LTD.	396,551	809,576
500	COSMOS PHARMACEUTICAL CORP.	91,639	85,272
28,400	CREDIT SAISON CO. LTD.	361,395	374,121
27,500	CRESCO LTD.	342,183	499,096
3,800	CYBERAGENT, INC.	77,301	73,595
4,000	DAI NIPPON PRINTING CO. LTD.	70,827	96,871
1,800	DAIFUKU CO. LTD.	155,471	169,259
60	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont'd):
17,600	DAI-ICHI LIFE HOLDINGS, INC.	$ 356,355	383,223
34,800	DAIICHI SANKYO CO. LTD.	309,300	928,388
4,800	DAIKIN INDUSTRIES LTD.	183,102	1,032,426
600	DAITO TRUST CONSTRUCTION CO. LTD.	72,842	70,052
19,000	DAITRON CO. LTD.	328,045	389,005
10,000	DAIWA HOUSE INDUSTRY CO. LTD.	103,706	333,966
17,500	DAIWA SECURITIES GROUP, INC.	60,410	102,222
28,000	DAIWABO HOLDINGS CO. LTD.(f)	223,879	450,918
8,200	DENSO CORP.	185,234	537,556
3,300	DENTSU GROUP, INC.	56,753	126,956
500	DISCO CORP.	147,972	139,959
5,900	EAST JAPAN RAILWAY CO.	338,233	413,858
17,800	ECO'S CO. LTD.	285,796	310,470
4,700	EISAI CO. LTD.	214,379	353,935
28,300	ELEMATEC CORP.	262,160	288,598
68,800	ENEOS HOLDINGS, INC.	278,957	280,941
20,400	EXEDY CORP.	319,517	312,731
3,700	FANUC CORP.	440,000	809,980
1,800	FAST RETAILING CO. LTD.	521,850	1,326,645
50,120	FEED ONE CO. LTD.	432,664	338,621
34,200	FJ NEXT CO. LTD.	337,056	319,744
23,700	FREEE K.K.(b)	1,058,936	1,728,707
31,700	FUJI CORP.	564,353	811,283
4,700	FUJI ELECTRIC CO. LTD.	61,631	214,164
27,000	FUJI PHARMA CO. LTD.	285,909	283,086
9,000	FUJIFILM HOLDINGS CORP.	188,998	776,070
3,800	FUJITSU LTD.	363,816	690,120
41,400	FUKUOKA FINANCIAL GROUP, INC.	523,630	743,654
35,800	FURUNO ELECTRIC CO. LTD.	322,070	396,384
40	GLP J-REIT	68,979	65,751
8,600	GMO FINANCIAL GATE, INC.(f)	1,759,208	2,565,169
900	GMO PAYMENT GATEWAY, INC.	98,340	114,026
119,800	HACHIJUNI BANK (THE) LTD.	476,117	427,101
3,000	HAMAMATSU PHOTONICS K.K.	52,686	186,102
2,200	HANKYU HANSHIN HOLDINGS, INC.	51,221	69,413
1,400	HARMONIC DRIVE SYSTEMS, INC.	79,659	67,518
55,300	HASEKO CORP.	721,604	741,332
500	HIKARI TSUSHIN, INC.	84,368	84,549
8,900	HINO MOTORS LTD.	70,088	83,485
341	HIROSE ELECTRIC CO. LTD.	29,327	56,785
1,900	HISAMITSU PHARMACEUTICAL CO., INC.	79,651	72,072
19,100	HITACHI LTD.	301,365	1,132,512
7,000	HITACHI METALS LTD.(b)	55,542	135,632
29,400	HONDA MOTOR CO. LTD.	928,625	906,705
7,100	HOYA CORP.	362,248	1,110,425
5,700	HULIC CO. LTD.	48,487	63,547
13,900	IDEMITSU KOSAN CO. LTD.(f)	334,248	366,953
3,000	IIDA GROUP HOLDINGS CO. LTD.	82,381	77,215
26,100	INNOTECH CORP.	231,054	322,718
5,700	ISUZU MOTORS LTD.	77,438	74,886
1,100	ITO EN LTD.	67,597	73,046
24,300	ITOCHU CORP.(f)	362,362	711,784
2,100	ITOCHU TECHNO-SOLUTIONS CORP.	64,301	68,558
78,400	ITOHAM YONEKYU HOLDINGS, INC.	531,480	513,851
21,900	JACCS CO. LTD.	467,646	598,369
30,400	JAPAN AVIATION ELECTRONICS INDUSTRY LTD.	458,316	444,390
53,600	JAPAN ELEVATOR SERVICE HOLDINGS CO. LTD.	574,239	1,233,500
9,100	JAPAN EXCHANGE GROUP, INC.	105,836	225,843
28,800	JAPAN POST BANK CO. LTD.	252,942	246,481
30,300	JAPAN POST HOLDINGS CO. LTD.(b)	264,868	255,022
11	JAPAN REAL ESTATE INVESTMENT CORP.	68,697	65,891
23,800	JAPAN TOBACCO, INC.	476,596	467,299
47,100	JEOL LTD.	2,784,464	3,452,653
2,300	JSR CORP.	66,413	83,373
4,500	KAJIMA CORP.	25,084	57,989
26,900	KANAMOTO CO. LTD.	620,666	631,268
57,300	KANDENKO CO. LTD.	547,713	473,348
61	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont'd):
12,300	KANEKA CORP.	$ 387,968	515,725
4,800	KANSAI ELECTRIC POWER (THE) CO., INC.	46,503	46,581
2,000	KANSAI PAINT CO. LTD.	10,449	49,730
10,000	KAO CORP.	208,279	595,820
31,162	KDDI CORP.	281,794	1,029,826
1,200	KEIO CORP.	36,571	64,244
2,400	KEISEI ELECTRIC RAILWAY CO. LTD.	22,185	79,610
14,424	KEYENCE CORP.	1,526,494	8,642,646
6,000	KIKKOMAN CORP.	52,867	487,592
16,300	KIRIN HOLDINGS CO. LTD.	221,906	302,756
67,600	KITZ CORP.	466,295	477,239
80,600	KOBE BUSSAN CO. LTD.	1,709,644	2,631,450
1,800	KOEI TECMO HOLDINGS CO. LTD.	75,186	85,619
17,300	KOMATSU LTD.	427,012	415,988
2,500	KONAMI HOLDINGS CORP.	62,191	156,885
22,300	KUBOTA CORP.	149,526	475,730
6,900	KUREHA CORP.	316,117	468,525
1,400	KURITA WATER INDUSTRIES LTD.	66,953	67,639
7,100	KYOCERA CORP.	325,905	443,855
7,500	KYOWA KIRIN CO. LTD.	141,932	270,455
14,900	KYUSHU RAILWAY CO.	317,651	359,208
26,900	LASERTEC CORP.	4,459,164	6,110,294
13,100	LINTEC CORP.	259,789	299,448
2,500	LIXIL CORP.	65,962	72,647
8,500	M3, INC.	283,125	606,811
2,900	MAKITA CORP.	92,361	158,258
7,100	MARUI GROUP CO. LTD.	41,710	137,271
7,700	MAZDA MOTOR CORP.(b)	38,348	67,053
2,500	MEIJI HOLDINGS CO. LTD.	44,976	161,574
12,800	MELCO HOLDINGS, INC.	351,215	536,561
6,200	MERCARI, INC.(b)	176,315	341,320
8,700	MINEBEA MITSUMI, INC.	84,406	222,148
597	MIRAI CORP.	328,940	288,491
7,600	MISUMI GROUP, INC.	252,212	322,956
24,900	MITSUBISHI CHEMICAL HOLDINGS CORP.	102,543	227,526
29,000	MITSUBISHI CORP.	544,828	907,198
40,700	MITSUBISHI ELECTRIC CORP.	332,168	566,072
15,000	MITSUBISHI ESTATE CO. LTD.	173,227	238,877
9,200	MITSUBISHI GAS CHEMICAL CO., INC.	84,078	181,688
26,600	MITSUBISHI HC CAPITAL, INC.	82,462	139,785
2,800	MITSUBISHI HEAVY INDUSTRIES LTD.	76,358	75,596
236,000	MITSUBISHI UFJ FINANCIAL GROUP, INC.	1,322,697	1,377,872
20,800	MITSUBOSHI BELTING LTD.	335,754	388,579
14,400	MITSUI & CO. LTD.	137,321	312,383
7,400	MITSUI CHEMICALS, INC.	87,469	248,454
13,600	MITSUI FUDOSAN CO. LTD.	328,589	323,951
24,000	MITSUI-SOKO HOLDINGS CO. LTD.	510,010	542,784
1,500	MIURA CO. LTD.	67,565	60,181
26,800	MIZUHO FINANCIAL GROUP, INC.	385,552	377,290
29,700	MONEY FORWARD, INC.(b)	1,795,367	2,111,217
7,600	MONOTARO CO. LTD.	113,793	171,496
6,380	MS&AD INSURANCE GROUP HOLDINGS, INC.	134,923	212,876
37,400	MUGEN ESTATE CO. LTD.	216,786	163,789
13,200	MURATA MANUFACTURING CO. LTD.	355,497	1,174,995
1,900	NABTESCO CORP.	76,267	71,974
20,200	NANTO BANK (THE) LTD.	470,557	362,854
5,400	NEC CORP.	261,001	293,141
11,100	NEXON CO. LTD.	180,449	179,086
3,800	NGK SPARK PLUG CO. LTD.	38,830	59,441
2,900	NH FOODS LTD.	69,814	109,699
16,700	NICHIAS CORP.	297,341	407,069
9,200	NIDEC CORP.	290,544	1,020,604
2,600	NIHON M&A CENTER, INC.	63,143	76,616
16,600	NIKKON HOLDINGS CO. LTD.	337,754	343,491
2,600	NINTENDO CO. LTD.	285,625	1,264,793
32	NIPPON BUILDING FUND, INC.	154,544	207,863
1,700	NIPPON EXPRESS CO. LTD.	60,747	117,126
62	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont'd):
6,500	NIPPON PAINT HOLDINGS CO. LTD.	$ 74,157	70,709
26	NIPPON PROLOGIS REIT, INC.	54,492	86,945
10,300	NIPPON STEEL CORP.	193,126	184,337
16,000	NIPPON SYSTEMWARE CO. LTD.	308,869	349,820
30,400	NIPPON TELEGRAPH & TELEPHONE CORP.(f)	342,697	840,410
3,100	NIPPON YUSEN K.K.	39,009	233,177
60,900	NISHI-NIPPON FINANCIAL HOLDINGS, INC.	426,037	390,350
5,300	NISSAN CHEMICAL CORP.	61,593	309,354
3,670	NISSHIN SEIFUN GROUP, INC.	31,991	61,185
1,200	NISSIN FOODS HOLDINGS CO. LTD.	43,959	96,458
2,800	NITORI HOLDINGS CO. LTD.	102,246	550,850
3,200	NITTO DENKO CORP.	77,639	228,036
7,000	NITTO FUJI FLOUR MILLING CO. LTD.	211,323	207,155
115,600	NOMURA HOLDINGS, INC.	418,073	568,194
32,900	NOMURA REAL ESTATE HOLDINGS, INC.	674,503	857,383
10,301	NOMURA RESEARCH INSTITUTE LTD.	53,983	379,639
16,700	NTT DATA CORP.	180,781	323,552
13,300	OBAYASHI CORP.	58,485	110,434
1,600	OBIC CO. LTD.	293,197	306,156
3,300	ODAKYU ELECTRIC RAILWAY CO. LTD.	77,474	76,445
29,700	OKAMURA CORP.	461,450	434,694
35,800	OKI ELECTRIC INDUSTRY CO. LTD.	358,218	313,507
33,200	OLYMPUS CORP.	211,415	729,114
4,300	OMRON CORP.	279,424	426,205
7,800	ONO PHARMACEUTICAL CO. LTD.	106,928	177,898
5,100	ORIENTAL LAND CO. LTD.	156,495	825,944
4,600	ORIX CORP.	84,020	85,965
3,600	OSAKA GAS CO. LTD.	68,964	66,170
2,000	OTSUKA CORP.	108,606	102,820
7,600	OTSUKA HOLDINGS CO. LTD.	247,865	323,978
7,900	PAN PACIFIC INTERNATIONAL HOLDINGS CORP.	171,842	163,730
43,800	PANASONIC CORP.	392,730	543,652
4,100	PERSOL HOLDINGS CO. LTD.	37,131	102,734
2,800	PIGEON CORP.	80,462	65,207
67,200	PLAID, INC.(b)(f)	1,132,820	1,772,124
9,300	RAKUTEN GROUP, INC.	49,423	89,994
26,200	RECRUIT HOLDINGS CO. LTD.	1,230,138	1,597,553
22,900	RENESAS ELECTRONICS CORP.(b)	246,018	282,558
184,100	RESONA HOLDINGS, INC.(f)	558,258	732,727
7,600	RICOH CO. LTD.	76,340	77,988
1,200	RINNAI CORP.	52,047	131,507
16,700	RION CO. LTD.	361,264	395,609
700	ROHM CO. LTD.	33,806	65,944
4,900	RYOHIN KEIKAKU CO. LTD.	97,247	109,016
34,600	SANKI ENGINEERING CO. LTD.	423,298	459,629
13,000	SANTEN PHARMACEUTICAL CO. LTD.	85,886	183,449
13,620	SBI HOLDINGS, INC.	110,355	336,036
3,600	SCSK CORP.	68,449	76,128
3,600	SECOM CO. LTD.	148,944	261,231
7,100	SEGA SAMMY HOLDINGS, INC.	66,480	101,107
49,400	SEIKITOKYU KOGYO CO. LTD.	333,527	373,813
3,700	SEIKO EPSON CORP.	72,524	74,649
12,800	SEKISUI CHEMICAL CO. LTD.	65,116	220,379
12,200	SEKISUI HOUSE LTD.	174,729	256,372
68,700	SEVEN & I HOLDINGS CO. LTD.	2,390,694	3,117,573
3,200	SG HOLDINGS CO. LTD.	80,451	90,992
6,100	SHARP CORP.	77,142	77,227
10,100	SHIFT, INC.(b)	2,224,252	2,138,102
4,000	SHIMADZU CORP.	25,419	175,705
1,500	SHIMANO, INC.	58,204	436,980
9,200	SHIN-ETSU CHEMICAL CO. LTD.	461,684	1,551,715
36,500	SHINOKEN GROUP CO. LTD.	314,113	380,469
5,700	SHIONOGI & CO. LTD.	157,216	390,481
7,900	SHISEIDO CO. LTD.	235,930	532,433
20,200	SK-ELECTRONICS CO. LTD.	355,639	173,889
1,300	SMC CORP.	300,071	813,316
49,500	SOFTBANK CORP.	637,332	672,075
63	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont'd):
37,200	SOFTBANK GROUP CORP.	$ 425,837	2,149,690
7,300	SOMPO HOLDINGS, INC.	175,746	316,157
25,000	SONY GROUP CORP.	697,063	2,784,036
1,800	SQUARE ENIX HOLDINGS CO. LTD.	94,750	94,848
3,300	STANLEY ELECTRIC CO. LTD.	41,403	83,183
5,700	SUBARU CORP.	26,572	105,852
19,200	SUMITOMO CORP.	230,694	268,441
5,600	SUMITOMO ELECTRIC INDUSTRIES LTD.	44,717	74,705
17,100	SUMITOMO HEAVY INDUSTRIES LTD.	494,606	442,993
18,000	SUMITOMO MITSUI FINANCIAL GROUP, INC.	630,396	629,737
2,400	SUMITOMO REALTY & DEVELOPMENT CO. LTD.	74,367	87,577
6,300	SUZUKI MOTOR CORP.	126,945	280,812
22,900	SWCC SHOWA HOLDINGS CO. LTD.	440,910	460,904
2,600	SYSMEX CORP.	51,707	321,181
13,700	T RAD CO. LTD.	264,171	379,086
78,100	T&D HOLDINGS, INC.	786,738	1,066,663
3,200	TAISEI CORP.	53,806	103,034
1,200	TAISHO PHARMACEUTICAL HOLDINGS CO. LTD.	68,449	70,162
109,800	TAKARA LEBEN CO. LTD.	430,207	317,068
31,400	TAKEDA PHARMACEUTICAL CO. LTD.	1,063,156	1,040,840
67,900	TATSUTA ELECTRIC WIRE AND CABLE CO. LTD.	299,490	326,212
3,600	TDK CORP.	61,120	130,058
13,200	TERUMO CORP.	181,972	620,591
2,000	THK CO. LTD.	29,290	44,095
3,800	TIS, INC.	95,685	103,863
1,500	TOHO CO. LTD.	25,533	70,764
3,600	TOHO GAS CO. LTD.	88,559	157,270
4,100	TOHOKU ELECTRIC POWER CO., INC.	31,947	30,209
14,700	TOKIO MARINE HOLDINGS, INC.	373,678	788,325
29,500	TOKYO ELECTRIC POWER CO. HOLDINGS, INC.(b)	78,305	84,607
3,300	TOKYO ELECTRON LTD.	135,391	1,454,648
6,000	TOKYO GAS CO. LTD.	103,615	111,738
16,500	TOKYO SEIMITSU CO. LTD.	683,411	679,755
51,200	TOKYO STEEL MANUFACTURING CO. LTD.	317,332	525,807
12,500	TOKYU CORP.	103,448	186,143
20,000	TOKYU FUDOSAN HOLDINGS CORP.	69,576	123,164
3,800	TOPPAN, INC.	54,628	64,629
14,500	TORAY INDUSTRIES, INC.	98,691	92,605
7,500	TOSHIBA CORP.	326,680	314,504
3,000	TOTO LTD.	30,029	142,536
75,200	TOYO CONSTRUCTION CO. LTD.	312,593	395,451
3,000	TOYO SUISAN KAISHA LTD.	74,690	133,242
4,000	TOYOTA INDUSTRIES CORP.	101,266	328,626
233,310	TOYOTA MOTOR CORP.	1,594,403	4,173,498
1,700	TOYOTA TSUSHO CORP.	14,142	71,244
12,800	TRANSCOSMOS, INC.	405,534	419,268
1,500	TREND MICRO, INC.	57,273	83,679
800	TSURUHA HOLDINGS, INC.	100,707	98,833
19,200	UBE INDUSTRIES LTD.(f)	387,205	376,884
7,900	UNICHARM CORP.	75,948	350,380
5,500	USS CO. LTD.	64,763	94,095
7,200	V TECHNOLOGY CO. LTD.	262,608	284,931
19,000	VALOR HOLDINGS CO. LTD.	422,334	411,035
3,500	WELCIA HOLDINGS CO. LTD.	71,845	125,836
4,100	WEST JAPAN RAILWAY CO.	134,756	204,169
1,400	YAKULT HONSHA CO. LTD.	27,938	70,981
16,300	YAMADA HOLDINGS CO. LTD.	56,674	68,606
46,400	YAMAGUCHI FINANCIAL GROUP, INC.	326,523	274,263
2,600	YAMAHA CORP.	156,911	163,457
4,600	YAMAHA MOTOR CO. LTD.	46,377	128,086
2,400	YAMATO HOLDINGS CO. LTD.	65,142	60,844
4,000	YAMAZAKI BAKING CO. LTD.	44,679	69,662
5,000	YASKAWA ELECTRIC CORP.	48,019	240,524
4,500	YOKOGAWA ELECTRIC CORP.	61,249	78,683
10,100	YUASA TRADING CO. LTD.	293,394	273,703
51,800	Z HOLDINGS CORP.	191,668	332,427
64	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont'd):
2,400	ZOZO, INC.	$ 90,362	89,867
		91,417,458	146,270,637	13.69%
Jersey:
176,761	XLMEDIA PLC(b)	131,646	101,660
		131,646	101,660	0.01%
Malaysia:
503,500	FRENCKEN GROUP LTD.	337,379	848,460
274,300	RHB BANK BHD.	377,864	357,350
		715,243	1,205,810	0.11%
Mexico:
201,200	BANCO DEL BAJIO S.A.(d)	360,811	380,147
107,658	CONTROLADORA VUELA CIA DE AVIACION S.A.B. DE C.V. ADR(b)(e)	2,001,969	2,348,021
98,826	GRUMA S.A.B. DE C.V., CLASS B	1,117,451	1,131,341
76,900	QUALITAS CONTROLADORA S.A.B. DE C.V.	281,556	352,396
		3,761,787	4,211,905	0.39%
Netherlands:
8,559	ABN AMRO BANK N.V. C.V.A(b)(d)	104,623	123,153
2,134	ADYEN N.V.(b)(d)	4,025,662	5,933,717
266,723	AEGON N.V.	664,548	1,369,349
3,341	AKZO NOBEL N.V.	185,695	363,804
2,681	ARCELORMITTAL S.A.	90,963	80,896
885	ARGENX S.E.(b)	280,402	267,090
208	ASM INTERNATIONAL N.V.	68,462	81,211
1,378	ASML HOLDING N.V.	1,074,928	1,016,513
16,394	ASML HOLDING N.V. (REGISTERED)	1,822,284	12,215,333
14,000	ASR NEDERLAND N.V.	434,452	636,934
34,688	BE SEMICONDUCTOR INDUSTRIES N.V.	2,900,715	2,738,493
20,000	EUROCOMMERCIAL PROPERTIES N.V.	519,032	427,122
3,610	EXOR N.V.	90,616	304,203
51,500	FORFARMERS N.V.	322,452	257,093
2,225	HEINEKEN HOLDING N.V.	139,965	193,418
5,006	HEINEKEN N.V.	279,620	520,387
650,100	ING GROEP N.V.	6,145,638	9,435,667
19,595	INTERTRUST N.V.(b)(d)	321,331	293,272
2,401	JDE PEET'S N.V.	83,159	71,318
22,081	KONINKLIJKE AHOLD DELHAIZE N.V.	353,290	732,058
3,368	KONINKLIJKE DSM N.V.	132,647	673,192
54,610	KONINKLIJKE KPN N.V.	115,548	171,261
20,729	KONINKLIJKE PHILIPS N.V.	353,795	918,769
92,830	MELTWATER HOLDING B.V.(b)	576,295	428,119
1,427	NN GROUP N.V.	73,978	74,472
117,200	ORDINA N.V.	366,521	445,843
18,513	PROSUS N.V.(b)	1,523,669	1,458,051
8,117	QIAGEN N.V.(b)	119,394	422,039
3,238	RANDSTAD N.V.	99,928	216,397
109,878	ROYAL DUTCH SHELL PLC, CLASS A	1,592,066	2,427,415
87,469	ROYAL DUTCH SHELL PLC, CLASS B	1,560,095	1,937,816
23,800	SIGNIFY N.V.(d)	640,632	1,182,441
49,916	STELLANTIS N.V.	203,470	953,144
310	TOPICUS.COM, INC. (SUB VOTING)(b)	15,379	32,549
105,169	UNIVERSAL MUSIC GROUP N.V.(b)	3,114,789	2,815,928
6,193	WOLTERS KLUWER N.V.	101,075	654,618
		30,497,118	51,873,085	4.86%
New Zealand:
24,201	AUCKLAND INTERNATIONAL AIRPORT LTD.(b)	91,639	130,106
10,965	FISHER & PAYKEL HEALTHCARE CORP. LTD.	233,453	241,100
31,147	HALLENSTEIN GLASSON HOLDINGS LTD.	115,879	149,434
13,314	MERCURY NZ LTD.	62,294	59,557
31,137	MERIDIAN ENERGY LTD.	117,439	105,582
37,044	SPARK NEW ZEALAND LTD.	125,669	122,133
2,571	XERO LTD.(b)	268,721	256,216
		1,015,094	1,064,128	0.10%
Norway:
6,203	ADEVINTA ASA(b)	121,627	106,141
65	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Norway (Cont'd):
2,949	AKER BP ASA	$ 36,352	94,879
29,710	BAKKAFROST P/F	2,229,439	2,446,041
18,456	DNB BANK ASA	244,499	419,010
9,616	EQUINOR ASA	174,189	245,048
65,300	EUROPRIS ASA(d)	420,002	430,834
4,722	GJENSIDIGE FORSIKRING ASA	107,421	104,571
229,300	KITRON ASA	329,744	473,498
1,133,775	MERCELL HOLDING ASA(b)(f)	1,406,304	935,619
8,996	MOWI ASA	248,186	227,039
23,955	NORSK HYDRO ASA	48,328	178,760
11,189	ORKLA ASA	78,108	102,540
1,548	SCHIBSTED ASA, CLASS A	85,362	73,565
2,019	SCHIBSTED ASA, CLASS B	87,839	85,417
57,040	STOREBRAND ASA	364,067	544,878
18,170	TELENOR ASA	319,119	305,191
3,577	YARA INTERNATIONAL ASA	107,897	177,039
		6,408,483	6,950,070	0.65%
Philippines:
9,000	GLOBE TELECOM, INC.	319,161	526,276
		319,161	526,276	0.05%
Poland:
37,500	CYFROWY POLSAT S.A.	259,610	335,913
104,418	INPOST S.A.(b)	2,034,746	1,722,394
		2,294,356	2,058,307	0.19%
Portugal:
53,609	EDP - ENERGIAS DE PORTUGAL S.A.	231,782	281,217
10,091	GALP ENERGIA SGPS S.A.	100,386	114,280
531	GREENVOLT-ENERGIAS RENOVAVEIS S.A.(b)	2,912	3,660
9,417	JERONIMO MARTINS SGPS S.A.	105,676	187,519
123,300	NAVIGATOR (THE) CO. S.A.	307,999	430,360
		748,755	1,017,036	0.09%
Russia:
44,976	HEADHUNTER GROUP PLC ADR(e)	1,025,732	2,194,829
257,400	RUSHYDRO PJSC ADR(e)	218,665	272,397
		1,244,397	2,467,226	0.23%
Singapore:
302,700	AEM HOLDINGS LTD.	265,969	896,252
66,000	ASCENDAS REAL ESTATE INVESTMENT TRUST	150,030	145,263
44,916	CAPITALAND INTEGRATED COMMERCIAL TRUST	49,995	66,767
19,500	CAPITALAND INVESTMENT LTD.(b)	42,854	48,829
14,400	CITY DEVELOPMENTS LTD.	64,669	72,672
35,800	DBS GROUP HOLDINGS LTD.	328,169	794,971
3,000	JARDINE CYCLE & CARRIAGE LTD.	41,532	42,643
57,300	KEPPEL CORP. LTD.	196,954	217,751
7,840	KEPPEL REIT	3,183	6,113
48,200	MAPLETREE COMMERCIAL TRUST	77,337	73,211
59,400	MAPLETREE LOGISTICS TRUST	90,841	88,605
9,000	OVERSEA-CHINESE BANKING CORP. LTD.	60,171	75,343
1,367	SEA LTD. ADR(b)(e)	425,464	435,704
14,900	SINGAPORE EXCHANGE LTD.	54,332	109,030
108,000	SINGAPORE TECHNOLOGIES ENGINEERING LTD.	310,572	301,747
185,200	SINGAPORE TELECOMMUNICATIONS LTD.	321,671	334,154
29,600	UNITED OVERSEAS BANK LTD.	465,994	559,845
16,900	UOL GROUP LTD.	59,751	84,955
48,200	VENTURE CORP. LTD.	558,851	635,197
52,800	WILMAR INTERNATIONAL LTD.	118,363	162,211
		3,686,702	5,151,263	0.48%
South Africa:
92,000	ADCOCK INGRAM HOLDINGS LTD.	249,383	284,073
33,591	AFRICAN RAINBOW MINERALS LTD.(f)	339,096	422,828
42,500	BARLOWORLD LTD.	289,872	346,703
79,610	INVESTEC PLC	490,976	338,927
117,469	METAIR INVESTMENTS LTD.	184,301	238,729
68,600	OCEANA GROUP LTD.	268,470	302,712
83,378	TELKOM S.A. SOC LTD.(b)	425,342	244,012
66	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
South Africa (Cont'd):
5,284	THUNGELA RESOURCES LTD.(b)	$ 1,910	32,277
		2,249,350	2,210,261	0.21%
South Korea:
17,700	APTC CO. LTD.	390,846	261,059
15,700	DAESANG CORP.	366,086	319,978
20,489	DB HITEK CO. LTD.	270,468	930,487
2,392	DL E&C CO. LTD.(b)	210,584	266,727
1,907	DL HOLDINGS CO. LTD.	140,872	121,082
9,900	GS HOLDINGS CORP.	371,567	371,231
8,250	HUONS CO. LTD.	416,763	376,452
3,500	HYUNDAI GLOVIS CO. LTD.	391,747	483,240
46,124	HYUNDAI GREENFOOD CO. LTD.	465,431	359,951
23,300	JW LIFE SCIENCE CORP.	391,190	317,105
18,600	KC TECH CO. LTD.	295,116	377,856
18,400	KT CORP.	365,564	502,084
30,770	LG UPLUS CORP.	348,896	386,311
10,183	LOTTE FINE CHEMICAL CO. LTD.	404,389	778,887
4,775	MAEIL DAIRIES CO. LTD.	380,764	289,843
17,068	NAVER CORP.	2,044,994	5,561,511
127,981	SAMSUNG ELECTRONICS CO. LTD.	3,860,780	7,965,385
14,251	SAMSUNG SECURITIES CO. LTD.	434,059	569,303
10,200	VIEWORKS CO. LTD.	234,573	341,727
		11,784,689	20,580,219	1.93%
Spain:
1,260	ACCIONA S.A.	78,312	208,983
2,458	ACS ACTIVIDADES DE CONSTRUCCION Y SERVICIOS S.A.	54,736	65,903
69,540	AMADEUS IT GROUP S.A.(b)	4,982,968	4,568,258
256,570	BANCO BILBAO VIZCAYA ARGENTARIA S.A.(b)	764,978	1,692,467
385,386	BANCO SANTANDER S.A.(b)	691,255	1,395,909
701,971	CAIXABANK S.A.	2,696,756	2,176,720
8,655	CELLNEX TELECOM S.A.(b)(d)	535,462	533,511
24,100	CIA DE DISTRIBUCION INTEGRAL LOGISTA HOLDINGS S.A.	458,757	506,639
5,565	EDP RENOVAVEIS S.A.	137,443	137,052
2,531	ENAGAS S.A.	38,143	56,251
67,700	FAES FARMA S.A.	300,715	266,334
3,681	FERROVIAL S.A.	57,668	106,758
53,725	FLUIDRA S.A.	1,916,462	2,122,798
15,282	GRIFOLS S.A.	273,863	372,621
89,223	IBERDROLA S.A.	695,313	891,120
10,549	INDUSTRIA DE DISENO TEXTIL S.A.	324,932	383,799
87,000	MEDIASET ESPANA COMUNICACION S.A.(b)	475,447	493,170
13,196	MIQUEL Y COSTAS & MIQUEL S.A.	241,236	258,363
16,093	NATURGY ENERGY GROUP S.A.	256,441	405,163
165,300	PROSEGUR CIA DE SEGURIDAD S.A.	415,152	489,226
26,230	RED ELECTRICA CORP. S.A.	359,845	524,295
50,694	REPSOL S.A.	476,727	658,438
4,745	SIEMENS GAMESA RENEWABLE ENERGY S.A.(b)	97,337	119,939
22,047	TELEFONICA S.A.	107,338	102,760
		16,437,286	18,536,477	1.73%
Sweden:
4,434	ALFA LAVAL AB	172,610	165,221
22,200	ASSA ABLOY AB, CLASS B	89,466	643,694
94,386	ATLAS COPCO AB, CLASS A	2,612,398	5,725,484
7,901	ATLAS COPCO AB, CLASS B	232,218	403,896
30,677	AVANZA BANK HOLDING AB	255,348	1,075,106
34,700	BILIA AB, CLASS A	639,435	625,719
32,900	BOLIDEN AB	800,179	1,058,399
252,393	CARY GROUP AB(b)	2,217,441	2,565,907
195,400	CLOETTA AB, CLASS B	556,844	604,337
162,638	DOMETIC GROUP AB(d)	2,736,626	2,444,913
7,501	ELECTROLUX AB, CLASS B(b)	79,015	173,216
7,501	ELECTROLUX PROFESSIONAL AB, CLASS B(b)	16,773	53,408
14,982	EPIROC AB, CLASS A	125,453	308,814
7,531	EPIROC AB, CLASS B	69,049	133,063
4,793	EQT AB	180,375	197,423
9,339	ESSITY AB, CLASS B	85,995	289,868
67	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Sweden (Cont'd):
27,963	EVOLUTION AB(d)	$ 4,342,812	4,250,613
3,657	H & M HENNES & MAURITZ AB, CLASS B(b)	75,071	74,146
58,593	HEMNET GROUP AB(b)	804,897	1,131,649
27,214	HEXAGON AB, CLASS B	83,098	419,318
80,300	HUMANA AB(b)	413,356	670,967
38,321	HUSQVARNA AB, CLASS B	174,072	457,167
1,942	ICA GRUPPEN AB	95,979	89,043
8,270	INDUSTRIVARDEN AB, CLASS C	85,948	254,788
44,840	INVESTOR AB, CLASS B	160,645	960,102
56,909	INWIDO AB	320,042	951,067
203,990	KINDRED GROUP PLC SDR	2,850,458	3,063,133
3,256	KINNEVIK AB, CLASS B(b)	61,607	114,803
7,801	KNOW IT AB	144,666	314,583
14,800	LOOMIS AB	372,004	400,484
29,428	LUNDIN ENERGY AB	485,725	1,092,416
44,500	MEKONOMEN AB(b)	323,086	787,530
18,009	NIBE INDUSTRIER AB, CLASS B	195,958	226,208
77,913	NOBIA AB	452,973	513,269
62,300	NOBINA AB(d)	428,072	557,781
111,174	NORDNET AB PUBL	1,376,391	1,997,239
77,000	RESURS HOLDING AB(d)	449,843	356,716
21,923	SANDVIK AB	307,812	500,329
42,624	SDIPTECH AB, CLASS B(b)	1,189,784	2,067,841
122,390	SECTRA AB, CLASS B(b)	1,017,759	2,459,374
14,236	SECURITAS AB, CLASS B	116,133	225,772
9,947	SINCH AB(b)(d)	185,984	191,683
63,171	SKANDINAVISKA ENSKILDA BANKEN AB, CLASS A	322,937	890,088
2,634	SKANSKA AB, CLASS B	22,224	66,018
7,370	SKF AB, CLASS B	187,531	173,451
11,701	SVENSKA CELLULOSA AB S.C.A., CLASS B	74,245	180,812
11,864	SVENSKA HANDELSBANKEN AB, CLASS A	54,196	133,087
40,373	SWEDBANK AB, CLASS A	450,232	816,639
141,945	SWEDENCARE AB	1,689,949	2,340,185
14,724	SWEDISH MATCH AB	138,059	129,131
61,126	TELEFONAKTIEBOLAGET LM ERICSSON, CLASS B	328,503	690,868
35,506	TETHYS OIL AB	259,465	245,348
29,300	TRELLEBORG AB, CLASS B	420,080	622,208
48,413	VITEC SOFTWARE GROUP AB, CLASS B	820,216	2,643,798
3,867	VOLVO AB, CLASS A	87,834	87,667
27,608	VOLVO AB, CLASS B	205,919	620,278
		32,444,790	50,236,067	4.70%
Switzerland:
263,114	ABB LTD. (REGISTERED)	5,091,733	8,770,153
3,075	ADECCO GROUP A.G. (REGISTERED)	102,544	153,999
76,911	ALCON, INC.	4,184,756	6,230,531
2,000	AUTONEUM HOLDING A.G.(b)	387,554	322,410
4,090	BACHEM HOLDING A.G., CLASS B (REGISTERED)	1,674,664	3,112,570
673	BALOISE HOLDING A.G. (REGISTERED)	55,292	102,615
69	BARRY CALLEBAUT A.G. (REGISTERED)	161,758	156,108
34	CHOCOLADEFABRIKEN LINDT & SPRUENGLI A.G. (PARTICIPATION CERTIFICATE)	48,855	380,883
3	CHOCOLADEFABRIKEN LINDT & SPRUENGLI A.G. (REGISTERED)	75,352	352,276
43,141	CIE FINANCIERE RICHEMONT S.A., CLASS A (REGISTERED)	2,755,250	4,448,416
283,671	CREDIT SUISSE GROUP A.G. (REGISTERED)	3,052,779	2,812,537
1,842	DUFRY A.G. (REGISTERED)(b)	46,550	102,616
54,800	EFG INTERNATIONAL A.G.(b)	442,650	397,141
73	EMS-CHEMIE HOLDING A.G. (REGISTERED)	70,272	68,710
990	GEBERIT A.G. (REGISTERED)	85,632	727,415
180	GIVAUDAN S.A. (REGISTERED)	265,250	822,118
74,162	GLENCORE PLC(b)	328,154	350,235
215,619	GLOBAL BLUE GROUP HOLDING A.G.(b)(f)	2,301,675	1,392,899
6,000	HELVETIA HOLDING A.G. (REGISTERED)	567,039	654,787
81,386	HOLCIM LTD.(b)	4,157,248	3,915,524
1,807	IDORSIA LTD.(b)	18,603	43,694
18,059	JULIUS BAER GROUP LTD.	558,057	1,194,447
68	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Switzerland (Cont'd):
1,056	KUEHNE + NAGEL INTERNATIONAL A.G. (REGISTERED)	$ 369,591	358,826
3,434	LOGITECH INTERNATIONAL S.A. (REGISTERED)	340,322	304,128
8,689	LONZA GROUP A.G. (REGISTERED)	4,673,606	6,509,720
58,210	MEDMIX A.G.(b)(d)(h)	2,791,227	2,748,259
102,692	NESTLE S.A. (REGISTERED)	5,300,073	12,355,789
134,421	NOVARTIS A.G. (REGISTERED)	9,483,197	11,027,927
214	PARTNERS GROUP HOLDING A.G.	332,005	333,136
22,519	POLYPEPTIDE GROUP A.G.(b)(d)	1,586,631	2,869,083
13,939	ROCHE HOLDING A.G.	2,334,309	5,086,393
642	ROCHE HOLDING A.G. (BEARER)	263,489	263,589
1,381	SCHINDLER HOLDING A.G. (PARTICIPATION CERTIFICATE)	108,493	369,540
589	SCHINDLER HOLDING A.G. (REGISTERED)	68,597	151,431
123	SGS S.A. (REGISTERED)	138,733	357,655
2,576	SIEGFRIED HOLDING A.G. (REGISTERED)(b)	2,497,864	2,278,836
21,887	SIKA A.G. (REGISTERED)	2,606,723	6,922,748
1,308	SONOVA HOLDING A.G. (REGISTERED)	84,414	493,311
32,211	STMICROELECTRONICS N.V.	517,002	1,404,319
153	STRAUMANN HOLDING A.G. (REGISTERED)	239,388	273,795
635	SULZER A.G. (REGISTERED)	20,376	60,131
574	SWATCH GROUP (THE) A.G. (BEARER)	159,284	150,466
1,413	SWATCH GROUP (THE) A.G. (REGISTERED)	76,786	72,768
763	SWISS LIFE HOLDING A.G. (REGISTERED)	111,390	386,908
212	SWISSCOM A.G. (REGISTERED)	59,786	121,728
4,281	TECAN GROUP A.G. (REGISTERED)	1,062,892	2,415,820
379,822	UBS GROUP A.G. (REGISTERED)	5,166,923	6,069,547
7,700	VALIANT HOLDING A.G. (REGISTERED)	734,240	732,976
5,000	VETROPACK HOLDING A.G. (REGISTERED)	256,087	308,836
938	VIFOR PHARMA A.G.	126,146	121,452
8,800	VONTOBEL HOLDING A.G. (REGISTERED)	640,427	743,264
37,478	WIZZ AIR HOLDINGS PLC(b)(d)	1,435,315	2,495,758
7,800	ZEHNDER GROUP A.G. (REGISTERED)	303,280	825,108
4,209	ZURICH INSURANCE GROUP A.G.	808,512	1,716,213
		71,128,775	106,841,544	10.00%
Taiwan:
305,000	ASIA CEMENT CORP.	434,632	495,932
26,000	ASPEED TECHNOLOGY, INC.	1,734,314	2,139,755
50,000	BIOTEQUE CORP.	216,137	198,023
125,000	CHC HEALTHCARE GROUP	178,135	169,806
146,000	CHIPBOND TECHNOLOGY CORP.	286,157	352,356
419,000	CHIPMOS TECHNOLOGIES, INC.	449,603	701,615
145,000	JARLLYTEC CO. LTD.	327,630	320,145
334,000	POU CHEN CORP.	370,948	400,534
216,000	POWERTECH TECHNOLOGY, INC.	861,835	798,819
90,000	RADIANT OPTO-ELECTRONICS CORP.	361,908	301,521
220,000	SIGURD MICROELECTRONICS CORP.	403,537	460,282
312,000	SINBON ELECTRONICS CO. LTD.	2,916,890	2,628,262
1,260,000	SINOPAC FINANCIAL HOLDINGS CO. LTD.	492,562	624,651
111,000	SOFT-WORLD INTERNATIONAL CORP.	433,933	348,534
225,000	TAIWAN HON CHUAN ENTERPRISE CO. LTD.	422,583	567,832
66,854	TAIWAN SEMICONDUCTOR MANUFACTURING CO. LTD. ADR(e)	1,026,155	7,464,249
82,000	TOPCO SCIENTIFIC CO. LTD.	252,353	402,615
214,000	UNIVERSAL VISION BIOTECHNOLOGY CO. LTD.	1,905,750	2,348,098
644,000	WISTRON CORP.	522,109	634,366
90,000	ZHEN DING TECHNOLOGY HOLDING LTD.	335,681	317,225
		13,932,852	21,674,620	2.03%
Thailand:
500,300	POLYPLEX THAILAND PCL (REGISTERED)	376,789	417,718
432,100	PRUKSA HOLDING PCL (REGISTERED)	233,658	166,020
301,200	THAI VEGETABLE OIL PCL (REGISTERED)	265,122	278,188
		875,569	861,926	0.08%
Turkey:
53,800	COCA-COLA ICECEK A.S.	315,265	512,693
264,300	HACI OMER SABANCI HOLDING A.S.	413,563	290,839
69	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Turkey (Cont'd):
270,800	TURKCELL ILETISIM HIZMETLERI A.S.	$ 605,645	466,750
		1,334,473	1,270,282	0.12%
United Kingdom:
26,524	3I GROUP PLC	99,606	456,874
5,798	ADMIRAL GROUP PLC	162,162	241,972
420,000	AIRTEL AFRICA PLC(d)	543,393	567,220
52,849	ANGLO AMERICAN PLC	409,100	1,823,019
8,350	ASHTEAD GROUP PLC	608,070	633,403
31,573	ASTRAZENECA PLC	1,599,644	3,800,902
14,791	AUTO TRADER GROUP PLC(d)	75,659	117,040
2,326	AVEVA GROUP PLC	122,462	112,337
65,195	AVIVA PLC	246,534	346,996
73,500	BABCOCK INTERNATIONAL GROUP PLC(b)	428,761	364,771
51,473	BAE SYSTEMS PLC	335,181	389,056
113,471	BAKKAVOR GROUP PLC(d)(h)	166,389	205,144
328,163	BARCLAYS PLC	814,665	836,942
19,665	BARRATT DEVELOPMENTS PLC	195,429	173,533
9,400	BELLWAY PLC	411,711	412,047
26,257	BERKELEY GROUP HOLDINGS PLC	1,678,141	1,538,056
213,239	BP PLC	802,890	965,983
42,758	BRITISH AMERICAN TOBACCO PLC	1,360,975	1,491,801
93,984	BRITISH LAND (THE) CO. PLC	402,942	620,720
5,069	BUNZL PLC	39,524	167,452
8,594	BURBERRY GROUP PLC	50,555	209,249
53,800	CARETECH HOLDINGS PLC	347,241	463,212
153,906	CNH INDUSTRIAL N.V.	1,437,619	2,605,973
1,562	COCA-COLA EUROPACIFIC PARTNERS PLC	95,544	86,363
460,478	COMPASS GROUP PLC(b)	5,698,132	9,421,522
2,457	CRODA INTERNATIONAL PLC	92,898	280,578
45,763	DIAGEO PLC	713,146	2,205,001
53,838	DIPLOMA PLC	1,892,349	2,024,340
177,500	DIRECT LINE INSURANCE GROUP PLC	614,920	692,532
108,100	DRAX GROUP PLC	316,682	699,181
40,654	EASYJET PLC(b)	440,794	362,147
1,518	ENDAVA PLC ADR(b)(e)	194,031	206,220
11,305	ENTAIN PLC(b)	156,644	323,616
4,107	FERGUSON PLC	80,053	569,324
97,165	GLAXOSMITHKLINE PLC	1,656,228	1,834,039
7,339	HALMA PLC	284,447	279,952
401,537	HSBC HOLDINGS PLC	2,076,927	2,100,651
9,611	IMPERIAL BRANDS PLC	219,149	200,575
51,372	INCHCAPE PLC	314,977	557,877
30,805	INFORMA PLC(b)	170,749	225,724
246,597	INTEGRAFIN HOLDINGS PLC	1,600,413	1,704,763
3,540	INTERCONTINENTAL HOTELS GROUP PLC(b)	212,906	226,996
32,745	INTERNATIONAL CONSOLIDATED AIRLINES GROUP S.A. - CDI(b)	60,221	78,613
1,025	INTERTEK GROUP PLC	77,022	68,429
423,658	J SAINSBURY PLC	1,107,817	1,622,313
9,961	JD SPORTS FASHION PLC	105,904	140,240
2,128	JOHNSON MATTHEY PLC	33,879	76,753
201,300	JUPITER FUND MANAGEMENT PLC	774,594	668,614
323,974	KINGFISHER PLC	863,159	1,465,740
58,758	LAND SECURITIES GROUP PLC	385,246	546,900
88,577	LEGAL & GENERAL GROUP PLC	343,861	334,491
37,065	LIBERTY GLOBAL PLC, CLASS A(b)	1,072,106	1,104,537
61,858	LIBERTY GLOBAL PLC, CLASS C(b)	1,809,413	1,822,337
6,374,389	LLOYDS BANKING GROUP PLC	4,290,780	3,965,190
6,352	LONDON STOCK EXCHANGE GROUP PLC	105,766	634,612
370,300	MAN GROUP PLC	651,704	1,018,372
300,659	MARSTON'S PLC(b)	477,602	325,444
7,217	MEGGITT PLC(b)	16,687	71,659
84,799	MELROSE INDUSTRIES PLC	156,301	196,225
83,900	MICRO FOCUS INTERNATIONAL PLC	515,126	461,556
145,235	MORGAN ADVANCED MATERIALS PLC	467,561	698,611
53,011	NATIONAL GRID PLC	515,481	630,582
320,113	NATWEST GROUP PLC	420,567	971,362
70	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
United Kingdom (Cont'd):
6,959	NEXT PLC	$ 416,496	763,167
9,776	OCADO GROUP PLC(b)	261,988	217,431
103,083	OSB GROUP PLC	483,067	693,135
12,553	PEARSON PLC	142,304	120,023
6,330	PERSIMMON PLC	239,028	225,563
50,512	PRUDENTIAL PLC	1,035,797	980,572
13,776	RECKITT BENCKISER GROUP PLC	632,416	1,078,239
109,800	REDDE NORTHGATE PLC	378,816	589,874
57,235	REDROW PLC	447,916	510,175
39,413	RELX PLC	425,153	1,138,078
250,548	RELX PLC (LONDON EXCHANGE)	3,965,505	7,220,154
23,058	RENTOKIL INITIAL PLC	117,249	180,648
34,005	RIO TINTO PLC	893,598	2,245,219
166,015	ROLLS-ROYCE HOLDINGS PLC(b)	256,407	312,330
77,712	ROYAL MAIL PLC	220,280	439,755
21,729	SAGE GROUP (THE) PLC	84,580	207,390
23,121	SEGRO PLC	182,226	371,009
60,070	SENIOR PLC(b)	150,955	136,261
13,084	SEVERN TRENT PLC	276,407	457,530
26,103	SMITH & NEPHEW PLC	251,030	448,282
3,522	SMITHS GROUP PLC	47,264	67,513
75,362	SOFTCAT PLC	965,956	2,050,484
414,000	SPEEDY HIRE PLC	294,411	353,572
1,528	SPIRAX-SARCO ENGINEERING PLC	283,272	307,080
12,530	SSE PLC	270,421	263,112
82,413	STHREE PLC	315,585	643,080
101,900	STOCK SPIRITS GROUP PLC	321,342	514,654
77,600	TATE & LYLE PLC	713,986	722,689
71,562	TAYLOR WIMPEY PLC	172,365	147,796
166,687	TEAM17 GROUP PLC(b)	1,381,492	1,708,621
498,489	TESCO PLC	1,538,009	1,690,722
148,000	TP ICAP GROUP PLC	641,118	318,929
126,800	TYMAN PLC	343,290	713,995
57,974	UNILEVER PLC	2,521,691	3,133,960
8,137	UNITED UTILITIES GROUP PLC	56,989	105,802
567,515	VODAFONE GROUP PLC	927,182	858,446
57,574	VTEX, CLASS A(b)	1,093,906	1,184,297
3,975	WHITBREAD PLC(b)	122,050	176,790
371,035	WM MORRISON SUPERMARKETS PLC	939,833	1,470,661
64,102	WPP PLC	434,931	861,349
		67,666,750	95,076,070	8.90%
United States:
14,102	AON PLC, CLASS A	2,775,252	4,029,929
204,870	ARCH CAPITAL GROUP LTD.(b)	4,328,234	7,821,937
4,346	BAUSCH HEALTH COS., INC.(b)	133,211	121,191
2,628	BROOKFIELD RENEWABLE CORP., CLASS A	113,678	102,082
248,400	DIVERSIFIED ENERGY CO. PLC	347,000	396,365
8,762	EPAM SYSTEMS, INC.(b)	3,880,850	4,998,546
1,211	FIDELITY NATIONAL INFORMATION SERVICES, INC.	102,522	147,354
1,263	JACKSON FINANCIAL, INC., CLASS A(b)	31,570	32,833
3,732	METTLER-TOLEDO INTERNATIONAL, INC.(b)	2,152,475	5,140,307
3,157	NEWMONT CORP.	101,845	171,459
28,069	RESMED, INC.	2,973,010	7,397,585
20,684	STERIS PLC	3,295,572	4,225,328
22,527	TENARIS S.A. ADR(e)	482,262	475,545
562	WHITE MOUNTAINS INSURANCE GROUP LTD.	593,798	601,121
		21,311,279	35,661,582	3.34%
	Sub-total Common Stocks:	682,380,803	1,025,336,681	95.98%
Preferred Stocks:
Brazil:
61,706	AZUL S.A. ADR(b)(e)	513,930	1,237,822
263,400	CIA DE SANEAMENTO DO PARANA(b)	350,150	186,217
		864,080	1,424,039	0.13%
Germany:
1,739	BAYERISCHE MOTOREN WERKE A.G., 2.83%(i)	59,403	132,782
3,800	DRAEGERWERK A.G. & CO. KGAA, 0.28%(i)	311,648	311,116
71	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Germany (Cont'd):
1,563	FUCHS PETROLUB S.E., 2.58%(i)	$ 76,073	73,125
8,797	JUNGHEINRICH A.G., 1.06%(i)	218,510	408,966
2,957	PORSCHE AUTOMOBIL HOLDING S.E., 2.61%(i)	314,386	294,677
441	SARTORIUS A.G., 0.14%(i)	118,147	280,850
2,800	STO S.E. & CO. KGAA, 0.15%(i)	304,841	656,473
118	VOLKSWAGEN A.G., 2.54%(i)	33,209	26,434
		1,436,217	2,184,423	0.20%
South Korea:
72,295	SAMSUNG ELECTRONICS CO. LTD., 2.16%(i)	3,016,399	4,231,610
		3,016,399	4,231,610	0.40%
	Sub-total Preferred Stocks:	5,316,696	7,840,072	0.73%
Warrants:
United Kingdom:
117,848	HSBC BANK PLC(b)	1,818,191	2,223,911
		1,818,191	2,223,911	0.21%
United States:
1	CENOVUS ENERGY, INC.(b)	4	6
		4	6	0.00%
	Sub-total Warrants:	1,818,195	2,223,917	0.21%
Convertible Bonds:
Switzerland:
71,000	CREDIT SUISSE GROUP GUERNSEY VII LTD., 3.00%, 11/12/2021(d)(f)	78,814	82,089
		78,814	82,089	0.01%
	Sub-total Convertible Bonds:	78,814	82,089	0.01%
Short-Term Investments:
12,388,053	FIDELITY INVESTMENTS MONEY MARKET GOVERNMENT PORTFOLIO, INSTITUTIONAL SHARES(j)	12,388,053	12,388,053
29,563,568	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, INSTITUTIONAL SHARES, 0.03%(k)	29,563,568	29,563,568
	Sub-total Short-Term Investments:	41,951,621	41,951,621	3.93%
	Grand total	$ 731,546,129	1,077,434,380	100.86%

Notes to Schedule of Investments:
(a)	Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded. Foreign security values are stated in U.S. dollars.
(b)	Non-income producing assets.
(c)	Security has been deemed worthless and is a Level 3 investment.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.
(e)	Securities are American Depositary Receipts of companies based outside of the United States representing 2.31% of net assets as of September 30, 2021.
(f)	Security is either wholly or partially on loan.
(g)	This is a Level 3 security.
(h)	Restricted security that has been deemed illiquid. At September 30, 2021, the value of these restricted illiquid securities amounted to $2,953,403 or 0.28% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	AQUISITION DATE	ACQUISITION COST
Bakkavor Group PLC, 0.00%,	9/18/19	$166
Medmix A.G., 0.00%,	3/17/09-9/30/21	10

(i)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(j)	Investment relates to cash collateral received from portfolio securities loaned.
(k)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2020, the value of the Clearwater International Fund’s investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $25,824,393 with net purchases of $3,739,175 during the nine months ended September 30, 2021.
72	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2021 (unaudited)
At September 30, 2021, the industry sectors for the Clearwater International Fund were:
Industry Sector	Percent of Long-Term Investments
Communication Services	4.62%
Consumer Discretionary	12.59
Consumer Staples	8.69
Energy	3.11
Financials	14.92
Health Care	13.78
Industrials	15.63
Information Technology	16.99
Materials	5.88
Real Estate	2.10
Utilities	1.69
100.00%
At September 30, 2021, the Clearwater International Fund’s investments were denominated in the following currencies:
Concentration by Currency	Percent of Long-Term Investments
Euro	21.87%
Japanese Yen	14.13
United States Dollar	12.88
British Pound	9.99
Swiss Franc	9.78
Canadian Dollar	6.40
Other currencies	24.95
100.00%
At September 30, 2021, the Clearwater International Fund had outstanding forward foreign currency exchange contracts as follows:
		Contract Amount
Counterparty	Contract Settlement Date	Deliver		Receive		Unrealized Appreciation (Depreciation)
Northern Trust	10/21/2021	JPY	235,364,679	USD	2,171,355	$56,266
73	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2021 (unaudited)
Fair value is an estimate of the price the Clearwater International Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market for the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Clearwater International Fund's investments and other financial instruments, as described below. These inputs are summarized in the three broad levels listed below.
•	Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.
•	Level 2 – Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered Level 2 measurements. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.
•	Level 3 – Valuations based on unobservable inputs, which may include the Adviser’s own assumptions in determining the fair value of an investment.
Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded, with foreign security values stated in U.S. dollars. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Security transactions are accounted for as of trade date. Wherever possible, the Clearwater International Fund uses independent pricing services approved by the Board of Trustees of Clearwater Investment Trust to value its investments. When prices are not readily available (including those for which trading has been suspended), are determined not to reflect fair value, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the Clearwater International Fund may value these securities at fair value as determined in good faith using procedures established by the Board of Trustees.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following is a summary of the inputs used in valuing the Clearwater International Fund’s investments and other financial instruments, if any, which are carried at fair value, as of September 30, 2021.
	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$ 6,338,056	$ —	$ —	$ 6,338,056
Australia	4,536,166	38,737,844	—*	43,274,010
Brazil	8,336,966	—	—	8,336,966
Canada	90,592,073	5,593	—	90,597,666
Chile	818,244	—	—	818,244
Finland	2,322,169	7,675,152	—	9,997,321
France	414,233	66,053,912	627,625	67,095,770
Germany	737,805	47,530,628	—	48,268,433
Hong Kong	91,930	19,756,003	—	19,847,933
India	5,377,423	22,050,334	—	27,427,757
Ireland	11,849,851	14,288,140	—	26,137,991
Israel	2,224,148	3,528,623	—	5,752,771
Italy	4,210,724	20,218,544	—	24,429,268
Mexico	4,211,905	—	—	4,211,905
Netherlands	15,063,810	36,809,275	—	51,873,085
Russia	2,194,829	272,397	—	2,467,226
Singapore	484,533	4,666,730	—	5,151,263
Sweden	2,565,907	47,670,160	—	50,236,067
Switzerland	4,141,158	102,700,386	—	106,841,544
Taiwan	7,464,249	14,210,371	—	21,674,620
United Kingdom	4,403,754	90,672,316	—	95,076,070
United States	35,265,217	396,365	—	35,661,582
All other countries	—	273,821,133	—	273,821,133
Convertible Bonds	—	82,089	—	82,089
Preferred Stocks	1,424,039	6,416,033	—	7,840,072
Warrants	6	2,223,911	—	2,223,917
Short-Term Investments	41,951,621	—	—	41,951,621
74	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2021 (unaudited)
	Level 1	Level 2	Level 3	Total
Total	$ 257,020,816	$ 819,785,939	$ 627,625	$1,077,434,380

* Security has been deemed worthless and is a Level 3 investment.
For the Clearwater International Fund, the investment value is comprised of equity securities, warrants, convertible bonds and short-term investments. See the Clearwater International Fund’s Schedule of Investments for additional information on industry sector and currency concentration information. Investments in equity securities and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded.
There were no significant Level 3 valuations for which significant unobservable inputs were used at September 30, 2021.
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Forward foreign currency exchange contracts	$ —	$ 56,266	$ —	$ 56,266
The forward foreign currency exchange contracts outstanding at September 30, 2021 are considered Level 2 investments due to the contracts being marked-to-market daily at the applicable exchange rates that have been adjusted from the initial quoted rate. Forward foreign currency exchange contracts are shown on a gross basis in the above table.
75	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2021 (unaudited)
Clearwater International Fund Portfolio Diversification
(as a percentage of net assets)
76	(Continued)